                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-8282


                             Loomis Sayles Funds I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             399 Boylston Street, Boston, Massachusetts     02116
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: September 30


Date of reporting period: June 30, 2006

ITEM 1 SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Bond Fund

                                                      Principal
                                                       Amount       Value (+)
                                                    -------------- ------------
BONDS AND NOTES - 95.2% of Total Net Assets

NON-CONVERTIBLE BONDS - 88.1%
Agencies - 0.1%
Pemex Project Funding Master Trust, 8.625%,
  2/01/2022.................................... USD      1,580,000 $  1,766,440
Pemex Project Funding Master Trust, 8.625%,
  12/01/2023(b)................................          6,485,000    7,094,590
                                                                   ------------
                                                                      8,861,030
                                                                   ------------
Airlines - 0.6%
American Airlines, Inc., 7.324%, 10/15/2009....          1,255,000    1,221,995
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011....................................          3,261,955    3,131,476
Continental Airlines, Inc., Series 1997-4B,
  6.900%, 1/02/2017............................          3,606,680    3,372,927
Continental Airlines, Inc., Series 1998-1,
  Class B, 6.748%, 3/15/2017...................          1,926,244    1,820,301
Continental Airlines, Inc., Series 1999-1B,
  6.795%, 8/02/2018............................          4,394,547    4,146,757
Continental Airlines, Inc., Series 1999-1C,
  6.954%, 8/02/2009............................          6,424,286    6,140,786
Continental Airlines, Inc., Series 1999-2,
  Class B, 7.566%, 3/15/2020...................          3,763,166    3,663,073
Continental Airlines, Inc., Series 2000-2,
  8.307%, 4/02/2018............................          7,207,399    6,911,556
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 12/15/2015...........................          3,414,371    3,252,281
                                                                   ------------
                                                                     33,661,152
                                                                   ------------
Automotive - 2.5%
Cummins Engine Co., Inc., 7.125%, 3/01/2028....          3,000,000    2,958,936
Ford Motor Co., 6.375%, 2/01/2029..............          1,195,000      824,550
Ford Motor Co., 6.625%, 10/01/2028.............          8,180,000    5,644,200
Ford Motor Credit Co., 5.700%, 1/15/2010.......         35,210,000   30,841,742
Ford Motor Credit Co., 7.000%, 10/01/2013(b)...         13,075,000   11,252,842
Ford Motor Credit Co., 7.250%, 10/25/2011......         18,760,000   16,641,527
Ford Motor Credit Co., 7.375%, 10/28/2009......            500,000      462,269
Ford Motor Credit Co., 8.625%, 11/01/2010(b)...         29,010,000   27,136,447
General Motors Acceptance Canada, 6.625%,
  12/17/2010................................... GBP        500,000      899,174
General Motors Acceptance Corp., 5.625%,
  5/15/2009.................................... USD      2,040,000    1,940,366
General Motors Acceptance Corp., 6.018%,
  7/16/2007(e).................................          7,500,000    7,443,750
General Motors Acceptance Corp., 6.039%,
  3/20/2007(b)(e)..............................         26,650,000   26,467,074
General Motors Acceptance Corp., 6.375%,
  12/07/2007................................... GBP        500,000      906,109
General Motors Acceptance Corp., 6.750%,
  12/01/2014(b)................................ USD      6,045,000    5,614,717
General Motors Acceptance Corp., 6.875%,
  8/28/2012....................................            200,000      188,434
General Motors Acceptance Corp., 7.500%,
  12/01/2006................................... NZD      1,100,000      656,977
General Motors Acceptance Corp., 8.000%,
  11/01/2031................................... USD      1,065,000    1,023,625
GMAC Australia, 6.500%, 8/10/2007.............. AUD        450,000      320,949
GMAC International Finance BV, 8.000%,
  3/14/2007.................................... NZD      1,147,000      689,782
Goodyear Tire & Rubber Co., 7.000%,
  3/15/2028(b)................................. USD      3,366,000    2,659,140
Goodyear Tire & Rubber Co., 9.000%,
  7/01/2015(b).................................          3,460,000    3,304,300
                                                                   ------------
                                                                    147,876,910
                                                                   ------------
Banking - 7.8%
BAC Capital Trust VI, 5.625%, 3/08/2035........         35,170,000   30,139,002
Barclays Financial LLC, 4.060%, 9/16/2010,.....
  144A......................................... KRW 38,370,000,000   39,524,234

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                      Principal
                                                       Amount       Value (+)
                                                   --------------- ------------
 BONDS AND NOTES - continued

 Banking - continued
 Barclays Financial LLC, 4.100%, 3/22/2010,
   144A....................................... THB     917,000,000 $ 22,492,721
 Barclays Financial LLC, 4.160%, 2/22/2010,
   144A.......................................       2,816,000,000   69,322,946
 Barclays Financial LLC, 4.460%, 9/23/2010,
   144A....................................... KRW  48,070,000,000   50,267,413
 Barclays Financial LLC, 5.500%, 11/01/2010,
   144A....................................... THB     364,000,000    9,337,288
 BNP Paribas SA, Zero Coupon Bond, 6/13/2011,
   144A....................................... IDR     255,728,280   16,242,818
 European Investment Bank, Zero Coupon Bond,
   3/10/2021.................................. AUD     148,280,000   46,635,266
 HSBC Bank USA, 3.310%, 8/25/2010, 144A....... USD      41,250,000   40,660,125
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   5/17/2010, 144A............................ BRL     241,667,000   64,253,251
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   3/28/2011, 144A............................ IDR 699,525,000,000   45,614,724
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   3/28/2011 144A.............................     248,433,920,000   16,199,914
 J.P. Morgan Chase London, Zero Coupon Bond,
   10/21/2010, 144A...........................     152,206,784,000   10,410,645
                                                                   ------------
                                                                    461,100,347
                                                                   ------------
 Brokerage - 0.2%
 Morgan Stanley, 5.375%, 11/14/2013........... GBP       5,000,000    9,168,608
                                                                   ------------
 Chemicals - 1.1%
 Borden, Inc., 7.875%, 2/15/2023.............. USD      26,394,000   21,445,125
 Borden, Inc., 8.375%, 4/15/2016..............           2,165,000    1,932,263
 Borden, Inc., 9.200%, 3/15/2021..............           9,425,000    8,600,312
 Hercules, Inc., 6.500%, 6/30/2029............          12,079,000    9,557,509
 IMC Global, Inc., 6.875%, 7/15/2007(b).......           3,695,000    3,685,762
 IMC Global, Inc., 7.300%, 1/15/2028..........           6,635,000    5,971,500
 IMC Global, Inc., 7.375%, 8/01/2018..........           7,525,000    7,073,500
 Methanex Corp., 6.000%, 8/15/2015............           7,945,000    7,396,088
                                                                   ------------
                                                                     65,662,059
                                                                   ------------
 Construction Machinery - 0.1%
 Great Lakes Dredge & Dock Corp., 7.750%,
   12/15/2013(b)..............................           3,590,000    3,307,288
 United Rentals North America, Inc., 7.000%,
   2/15/2014(b)...............................           1,500,000    1,370,625
                                                                   ------------
                                                                      4,677,913
                                                                   ------------
 Electric - 1.6%
 AES Corp., 7.750%, 3/01/2014(b)..............           4,875,000    4,899,375
 AES Corp., 8.375%, 3/01/2011................. GBP       1,990,000    3,679,911
 AES Corp., 8.875%, 2/15/2011................. USD         315,000      330,750
 Commonwealth Edison Co., 4.750%,
   12/01/2011(d)..............................             403,000      382,350
 Dominion Resources, Inc., 5.950%, 6/15/2035..          13,040,000   11,691,364
 Dynegy Holdings, Inc., 7.125%, 5/15/2018.....           2,295,000    2,008,125
 Dynegy Holdings, Inc., 7.625%, 10/15/2026....           5,650,000    4,943,750
 Dynegy Holdings, Inc., 8.375%, 5/01/2016.....
   144A.......................................           2,000,000    1,970,000
 Edison Mission Energy, 7.730%, 6/15/2009.....           1,835,000    1,853,350
 Empresa Nacional de Electricidad SA
   (Endesa-Chile), 7.875%, 2/01/2027(b).......          11,581,000   12,020,545
 Enersis SA, 7.375%, 1/15/2014................           3,435,000    3,477,488
 Enersis SA, 7.400%, 12/01/2016...............           7,650,000    7,777,250
 MidAmerican Energy Holdings Co., 6.125%,
   4/01/2036, 144A............................           6,540,000    6,113,461

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount     Value (+)
                                                       ----------- ------------
BONDS AND NOTES - continued

Electric - continued
NGC Corporation Capital Trust I, Series B,
  8.316%, 6/01/2027(b)............................ USD  20,125,000 $ 17,206,875
Power Receivables Finance LLC, 6.290%, 1/01/2012,
  144A............................................       2,902,618    2,891,501
Quezon Power Philippines Co., 8.860%, 6/15/2017...       6,851,250    6,782,738
Salton Sea Funding Corp., Series E, 8.300%,
  5/30/2011.......................................       1,738,929    1,829,760
Salton Sea Funding Corp., Series F, 7.475%,
  11/30/2018......................................         221,341      229,518
Southern California Edison Co., 7.625%,
  1/15/2010(b)....................................       2,000,000    2,108,316
Texas-New Mexico Power Co., 6.250%, 1/15/2009.....       1,000,000    1,004,746
TXU Corp., Series P, 5.550%, 11/15/2014...........         320,000      290,245
TXU Corp., Series R, 6.550%, 11/15/2034(b)........       2,810,000    2,468,540
                                                                   ------------
                                                                     95,959,958
                                                                   ------------
Entertainment - 1.9%
Time Warner, Inc., 6.625%, 5/15/2029..............      21,780,000   20,927,008
Time Warner, Inc., 6.950%, 1/15/2028..............       8,805,000    8,776,516
Time Warner, Inc., 7.625%, 4/15/2031..............       5,885,000    6,336,527
Time Warner, Inc., 7.700%, 5/01/2032..............       3,785,000    4,113,735
Viacom, Inc., Class B, 6.875%, 4/30/2036, 144A....      75,675,000   73,030,991
                                                                   ------------
                                                                    113,184,777
                                                                   ------------
Foreign Local Governments - 4.6%
Ontario Hydro, Zero Coupon Bond, 11/27/2020....... CAD   1,507,000      643,367
Province of Alberta, 5.930%, 9/16/2016............      22,256,706   21,108,282
Province of British Columbia, 5.250%, 12/01/2006..      26,460,000   23,771,808
Province of British Columbia, 6.000%, 6/09/2008...      66,745,000   61,387,702
Province of Manitoba, 4.450%, 12/01/2008..........       1,640,000    1,465,217
Province of Manitoba, 5.750%, 6/02/2008...........      74,125,000   67,853,957
Province of Ontario, 3.500%, 9/08/2006............      52,020,000   46,523,952
Province of Ontario, 3.875%, 3/08/2008............      16,990,000   15,038,501
Province of Ontario, 5.700%, 12/01/2008...........      33,755,000   30,999,385
Province of Saskatchewan, 5.500%, 6/02/2008.......         775,000      706,289
                                                                   ------------
                                                                    269,498,460
                                                                   ------------
Government Agencies - 2.0%
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007....................................... SGD   9,250,000    5,811,847
Federal Home Loan Mortgage Corp., 5.000%,
  12/01/2031...................................... USD     409,522      383,328
Federal National Mortgage Association, 2.290%,
  2/19/2009....................................... SGD 145,900,000   88,701,596
Federal National Mortgage Association, 2.375%,
  2/15/2007(b).................................... USD  10,000,000    9,808,960
Federal National Mortgage Association, 5.375%,
  11/15/2011(b)...................................       7,700,000    7,664,495
Federal National Mortgage Association, 5.500%,
  3/15/2011(b)....................................       5,000,000    5,002,805
                                                                   ------------
                                                                    117,373,031
                                                                   ------------
Government Owned - No Guarantee - 0.0%
SLM Corp., 6.500%, 6/15/2010...................... NZD   1,010,000      606,915
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount     Value (+)
                                                        ---------- ------------
BONDS AND NOTES - continued

Healthcare - 0.8%
Columbia/HCA Healthcare Corp., 7.190%, 11/15/2015.. USD  4,500,000 $  4,337,005
Columbia/HCA Healthcare Corp., 7.500%, 12/15/2023..      2,153,000    1,995,738
Columbia/HCA Healthcare Corp., 7.580%, 9/15/2025...      2,310,000    2,151,479
Columbia/HCA Healthcare Corp., 7.690%, 6/15/2025...      5,850,000    5,528,186
Columbia/HCA Healthcare Corp., 7.750%, 7/15/2036...      1,000,000      929,225
HCA, Inc., 5.750%, 3/15/2014.......................      2,750,000    2,459,022
HCA, Inc., 6.250%, 2/15/2013.......................      3,000,000    2,801,310
HCA, Inc., 6.300%, 10/01/2012......................      2,500,000    2,351,303
HCA, Inc., 7.050%, 12/01/2027......................     18,280,000   16,009,533
HCA, Inc., 7.500%, 11/06/2033......................      2,470,000    2,257,540
Owens & Minor, Inc., 6.350%, 4/15/2016.............      3,770,000    3,691,716
                                                                   ------------
                                                                     44,512,057
                                                                   ------------
Home Construction - 3.4%
Centex Corp., 5.250%, 6/15/2015....................      5,110,000    4,588,729
DR Horton, Inc., 5.250%, 2/15/2015(b)..............     53,730,000   47,754,364
DR Horton, Inc., 5.625%, 9/15/2014.................      7,235,000    6,630,313
DR Horton, Inc., 5.625%, 1/15/2016.................     26,345,000   23,856,609
DR Horton, Inc., 6.500%, 4/15/2016.................      1,975,000    1,898,933
K Hovnanian Enterprises, Inc., 6.250%, 1/15/2016...      4,395,000    3,812,663
K Hovnanian Enterprises, Inc., 6.375%, 12/15/2014..        664,000      587,640
K Hovnanian Enterprises, Inc., 6.500%, 1/15/2014...      2,750,000    2,475,000
K Hovnanian Enterprises, Inc., 7.500%, 5/15/2016...      1,500,000    1,391,250
Lennar Corp., 5.600%, 5/31/2015....................      3,995,000    3,629,058
Lennar Corp., 6.500%, 4/15/2016, 144A..............     39,675,000   38,448,051
Pulte Homes, Inc., 5.200%, 2/15/2015(b)............      5,360,000    4,779,876
Pulte Homes, Inc., 6.000%, 2/15/2035(b)............     49,990,000   41,735,401
Pulte Homes, Inc., 6.375%, 5/15/2033...............     15,220,000   13,149,882
Toll Brothers Finance Corp., 5.150%, 5/15/2015(b)..      7,935,000    6,924,875
                                                                   ------------
                                                                    201,662,644
                                                                   ------------
Independent/Energy - 0.4%
Astoria Depositor Corp., 8.144%, 5/01/2021, 144A...     19,355,000   20,289,459
Pioneer Natural Resource Co., 5.875%, 7/15/2016(b).      4,720,000    4,297,848
                                                                   ------------
                                                                     24,587,307
                                                                   ------------
Integrated/Energy - 0.9%
Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A.     38,955,000   34,864,725
Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A..     17,708,000   16,645,520
XTO Energy, Inc., 6.100%, 4/01/2036................      2,165,000    1,959,663
                                                                   ------------
                                                                     53,469,908
                                                                   ------------
Life Insurance - 1.4%
ASIF Global Financing XXVII, 2.380%, 2/26/2009,
  144A............................................. SGD 38,400,000   23,324,449
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036,
  144A............................................. USD 57,985,000   56,535,955
                                                                   ------------
                                                                     79,860,404
                                                                   ------------
Media Cable - 2.7%
Comcast Corp., 5.500%, 3/15/2011...................      3,000,000    2,946,348
Comcast Corp., 5.650%, 6/15/2035(b)................     60,520,000   51,364,413
Comcast Corp., 6.450%, 3/15/2037...................     61,395,000   57,667,402

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount     Value (+)
                                                       ----------- ------------
BONDS AND NOTES - continued

Media Cable - continued
Comcast Corp., 6.500%, 11/15/2035................. USD  37,670,000 $ 35,559,388
NTL Cable Plc, 9.750%, 4/15/2014(b)............... GBP   6,005,000   11,104,454
                                                                   ------------
                                                                    158,642,005
                                                                   ------------
Media Non-Cable - 0.2%
CSC Holdings, Inc., 7.875%, 2/15/2018............. USD   1,550,000    1,546,125
News America, Inc., 6.200%, 12/15/2034............       3,955,000    3,589,127
News America, Inc., 6.400%, 12/15/2035............       8,080,000    7,473,232
                                                                   ------------
                                                                     12,608,484
                                                                   ------------
Metals & Mining - 0.2%
Alcan, Inc., 5.750%, 6/01/2035....................       2,605,000    2,336,036
Vale Overseas Ltd., 8.250%, 1/17/2034.............      10,730,000   11,574,988
                                                                   ------------
                                                                     13,911,024
                                                                   ------------
Non-Captive Diversified - 2.4%
CIT Group, Inc., 6.000%, 4/01/2036................         500,000      458,195
General Electric Capital Corp., 1.725%,
  6/27/2008....................................... SGD   4,250,000    2,575,038
General Electric Capital Corp., 6.500%,
  9/28/2015....................................... NZD 230,543,000  139,205,450
                                                                   ------------
                                                                    142,238,683
                                                                   ------------
Oil Field Services - 0.2%
North America Energy Partners, Inc., 8.750%,
  12/01/2011(b)................................... USD   7,595,000    7,291,200
Pecom Energia SA, 8.125%, 7/15/2010, 144A.........       5,640,000    5,696,400
                                                                   ------------
                                                                     12,987,600
                                                                   ------------
Packaging - 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)........      15,865,000   14,913,100
                                                                   ------------
Paper - 2.7%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018(b)..       3,000,000    2,490,000
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028.....       6,720,000    5,308,800
Bowater, Inc., 10.850%, 11/30/2014................ CAD     450,000      439,559
Georgia-Pacific Corp., 7.375%, 12/01/2025......... USD  29,332,000   26,545,460
Georgia-Pacific Corp., 7.750%, 11/15/2029.........      77,070,000   70,519,050
Georgia-Pacific Corp., 8.000%, 1/15/2024..........      10,750,000   10,158,750
Georgia-Pacific Corp., 8.875%, 5/15/2031..........      18,904,000   18,809,480
Georgia-Pacific Corp., (Timber Group), 7.250%,
  6/01/2028.......................................      24,310,000   21,514,350
International Paper Co., 4.250%, 1/15/2009........       2,000,000    1,922,080
                                                                   ------------
                                                                    157,707,529
                                                                   ------------
Pharmaceuticals - 0.7%
Elan Financial Plc, 7.750%, 11/15/2011............      43,806,000   41,834,730
                                                                   ------------
Pipelines - 1.2%
El Paso Corp., 6.375%, 2/01/2009, 144A............       3,810,000    3,743,325
El Paso Corp., 6.750%, 5/15/2009(b)...............       8,350,000    8,245,625
El Paso Corp., 6.950%, 6/01/2028, 144A............      10,774,000    9,615,795
El Paso Corp., 7.000%, 5/15/2011..................       2,115,000    2,085,919
El Paso Corp., 7.750%, 6/15/2010, 144A............       5,190,000    5,267,850
El Paso Corp., 7.750%, 1/15/2032(b)...............       1,500,000    1,460,625
El Paso Corp., 7.800%, 8/01/2031(b)...............       1,000,000      971,250
K N Energy, Inc., 6.670%, 11/01/2027..............       1,000,000      842,590

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                       Principal
                                                        Amount      Value (+)
                                                     ------------- ------------
BONDS AND NOTES - continued

Pipelines - continued
Kinder Morgan, Inc., 5.150%, 3/01/2015.......... USD     3,920,000 $  3,320,589
Kinder Morgan, Inc., 5.700%, 1/05/2016..........         4,830,000    4,193,759
Kinder Morgan, Inc., 6.400%, 1/05/2036..........        18,785,000   15,365,341
Williams Cos., Inc., 7.500%, 1/15/2031..........        13,985,000   13,495,525
                                                                   ------------
                                                                     68,608,463
                                                                   ------------
Property & Casualty Insurance - 0.4%
Allstate Corp., 5.950%, 4/01/2036...............         7,745,000    7,117,469
Marsh & McLennan, Inc., 5.875%, 8/01/2033.......         8,075,000    7,013,234
St Paul Travelers Cos, Inc., 6.750%, 6/20/2036..         6,850,000    6,763,204
Travelers Property Casualty Corp., 6.375%,
  3/15/2033.....................................         1,000,000      949,038
                                                                   ------------
                                                                     21,842,945
                                                                   ------------
Railroads - 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/2045         7,804,000    5,842,035
                                                                   ------------
Real Estate Investment Trusts - 0.2%
Highwoods Realty LP, 7.500%, 4/15/2018..........         5,640,000    5,939,738
iStar Financial, Inc., Series REGS, 5.700%,
  3/01/2014.....................................         5,855,000    5,644,829
                                                                   ------------
                                                                     11,584,567
                                                                   ------------
Restaurants - 0.0%
McDonald's Corp., 3.628%, 10/10/2010............ SGD     3,750,000    2,326,597
                                                                   ------------
Retailers - 0.6%
Dillard's, Inc., 6.625%, 1/15/2018.............. USD     1,920,000    1,776,000
Dillard's, Inc., 7.000%, 12/01/2028.............         4,125,000    3,650,625
Dillard's, Inc., 7.750%, 7/15/2026..............         7,182,000    6,804,945
Dillard's, Inc., 7.750%, 5/15/2027..............         1,000,000      947,500
J.C. Penney Co., Inc., 7.125%, 11/15/2023(b)....         3,386,000    3,611,237
Toys R Us, 7.375%, 10/15/2018...................         8,310,000    5,889,713
Wal-Mart Stores, Inc., 4.750%, 1/29/2013........ GBP     4,945,000    8,902,662
Woolworth Corp., 8.500%, 1/15/2022.............. USD     4,475,000    4,514,156
                                                                   ------------
                                                                     36,096,838
                                                                   ------------
Sovereigns - 19.8%
Canadian Government, 2.750%, 12/01/2007......... CAD   366,130,000  320,507,243
Canadian Government, 4.250%, 9/01/2008..........       221,710,000  197,817,038
Canadian Government, 4.500%, 9/01/2007..........       197,930,000  177,349,748
Canadian Government, Series WH31, 6.000%,
  6/01/2008.....................................        58,550,000   53,971,110
Mexican Fixed Rate Bonds, 8.000%, 12/07/2023.... MXN 1,150,900,000   88,794,225
Mexican Fixed Rate Bonds, 9.000%, 12/20/2012....     1,050,000,000   93,535,986
PF Export Receivables Master Trust, 6.436%,
  6/01/2015, 144A............................... USD     2,178,709    2,178,339
Republic of Argentina, Zero Coupon Bond,
  12/15/2035....................................         1,029,581       90,706
Republic of Argentina, 2.000%, 9/30/2014........ ARS    91,624,200   28,374,904
Republic of Argentina, 4.889%, 8/03/2012(e)..... USD    22,930,000   18,963,110
Republic of Argentina, 8.280%, 12/31/2033.......           377,858      336,672
Republic of Brazil, 8.250%, 1/20/2034(b)........        44,490,000   46,714,500
Republic of Brazil, 8.875%, 4/15/2024...........        32,625,000   36,213,750
Republic of Brazil, 12.500%, 1/05/2016(b)....... BRL    14,305,000    6,472,552

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                      Principal
                                                       Amount      Value (+)
                                                     ----------- --------------
BONDS AND NOTES - continued

Sovereigns - continued
Republic of Peru, 5.000%, 3/07/2017(e).......... USD   2,982,750 $    2,841,069
Republic of South Africa, 12.500%, 12/21/2006... ZAR   5,690,000        808,295
Republic of South Africa, 13.000%, 8/31/2010....     500,585,000     80,420,342
Republic of Uruguay, 7.500%, 3/15/2015(b)....... USD   4,356,000      4,192,650
Republic of Uruguay, 7.875%, 1/15/2033(b)(f)....       5,188,726      4,721,741
SP Powerassets Ltd., 3.730%, 10/22/2010......... SGD   1,000,000        625,900
United Mexican States, 8.375%, 1/14/2011........ USD   1,000,000      1,090,000
                                                                 --------------
                                                                  1,166,019,880
                                                                 --------------
Supermarkets - 1.8%
Albertson's, Inc., 6.625%, 6/01/2028............      11,685,000      9,281,734
Albertson's, Inc., 7.450%, 8/01/2029............      85,600,000     73,523,809
Albertson's, Inc., 7.750%, 6/15/2026............      16,405,000     14,589,163
Albertson's, Inc., 8.000%, 5/01/2031............       9,680,000      8,724,342
Albertson's, Inc., 8.700%, 5/01/2030............       2,995,000      2,837,179
                                                                 --------------
                                                                    108,956,227
                                                                 --------------
Supranational - 3.4%
European Investment Bank, Zero Coupon Bond,
  9/12/2008, 144A............................... BRL  10,732,465      3,592,202
Inter-American Development Bank, Zero Coupon
  Bond, 5/11/2009...............................     297,000,000     90,228,542
Inter-American Development Bank, Series EMTN,
  6.000%, 12/15/2017............................ NZD 184,525,000    108,551,062
                                                                 --------------
                                                                    202,371,806
                                                                 --------------
Technology - 3.3%
Affiliated Computer Services, Inc.,
  5.200%, 6/01/2015............................. USD     115,000        100,625
Amkor Technology, Inc., 7.125%, 3/15/2011.......       8,285,000      7,518,638
Amkor Technology, Inc., 10.500%, 5/01/2009(b)...       1,680,000      1,717,800
Arrow Electronics, Inc., 6.875%, 7/01/2013(b)...      17,380,000     17,770,320
Avnet, Inc., 6.000%, 9/01/2015(b)...............      16,070,000     15,213,308
Corning Glass, 8.875%, 3/15/2016................         825,000        968,037
Corning, Inc., 5.900%, 3/15/2014................       9,330,000      9,224,730
Corning, Inc., 6.200%, 3/15/2016................       5,155,000      5,121,126
Corning, Inc., 6.750%, 9/15/2013................      13,600,000     14,159,613
Corning, Inc., 6.850%, 3/01/2029(b).............       3,095,000      3,148,345
Hynix Semiconductor, Inc., 9.875%, 7/01/2012,
  144A(b).......................................       6,585,000      7,037,719
Lucent Technologies, Inc., 6.450%, 3/15/2029....      50,370,000     42,814,500
Lucent Technologies, Inc., 6.500%, 1/15/2028....         500,000        420,000
Motorola, Inc., 7.625%, 11/15/2010..............          95,000        101,733
Nortel Networks Corp., 6.875%, 9/01/2023........      12,432,000      9,945,600
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A..      17,805,000     18,116,587
Northern Telecom Capital Corp., 7.875%,
  6/15/2026.....................................       5,945,000      4,874,900
Samsung Electronics Co. Ltd., 7.700%,
  10/01/2027,...................................
  144A..........................................       5,400,000      5,530,869
Sungard Data Systems, Inc., 9.125%, 8/15/2013,
  144A..........................................       1,790,000      1,857,125
Sungard Data Systems, Inc., 10.250%, 8/15/2015,
  144A..........................................       2,570,000      2,656,738
Xerox Capital Trust I, 8.000%, 2/01/2027........      25,440,000     25,535,400

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount     Value (+)
                                                       ----------- ------------
BONDS AND NOTES - continued

Technology - continued
Xerox Corp., 7.200%, 4/01/2016.................... USD     615,000 $    616,538
                                                                   ------------
                                                                    194,450,251
                                                                   ------------
Textile - 0.1%
Kellwood Co., 7.625%, 10/15/2017..................       3,570,000    3,216,898
                                                                   ------------
Tobacco - 0.2%
Altria Group, Inc., 7.000%, 11/04/2013............      11,000,000   11,605,000
                                                                   ------------
Tobacco Settlement Revenue - 0.4%
Michigan Tobacco Settlement Finance Authority,
  7.309%, 6/01/2034...............................      21,965,000   21,944,133
                                                                   ------------
Transportation Services - 2.0%
American President Cos. Ltd., 8.000%,.............
  1/15/2024(d)....................................      19,219,000   17,153,457
Atlas Air, Inc., 7.200%, 1/02/2019................       1,274,296    1,261,553
Atlas Air, Inc., 8.010%, 1/02/2010................       1,215,160      880,991
Atlas Air, Inc., 9.057%, 1/02/2014................       9,260,147    9,723,155
Atlas Air, Inc., Series 1999-1A, 6.880%,..........
  7/02/2009.......................................       1,400,421    1,358,408
Atlas Air, Inc., Series 1999-1B, 7.630%,..........
  1/02/2015.......................................      18,164,300   17,801,014
Atlas Air, Inc., Series 1999-1C, 8.770%,..........
  1/02/2011.......................................      15,689,997   12,708,897
Atlas Air, Inc., Series 2000-1, 9.702%,...........
  1/02/2008.......................................         201,720      157,341
Atlas Air, Inc., Series B, 7.680%, 1/02/2014......      39,925,752   39,526,494
Bombardier, Inc., 7.350%, 12/22/2026.............. CAD   5,185,000    4,064,208
Bombardier, Inc., 7.450%, 5/01/2034, 144A......... USD  15,525,000   12,963,375
                                                                   ------------
                                                                    117,598,893
                                                                   ------------
Treasuries - 7.1%
U.S. Treasury Bonds, 5.375%, 2/15/2031(b).........     213,650,000  217,338,881
U.S. Treasury Notes, 2.625%, 5/15/2008(b).........      99,465,000   94,977,438
U.S. Treasury Notes, 3.375%, 2/28/2007(b).........      10,460,000   10,330,474
U.S. Treasury Notes, 3.500%, 5/31/2007(b).........      52,250,000   51,421,367
U.S. Treasury Notes, 3.625%, 6/30/2007(b).........      45,000,000   44,281,035
                                                                   ------------
                                                                    418,349,195
                                                                   ------------
Wireless - 3.4%
Rogers Wireless, Inc., 6.375%, 3/01/2014..........       1,895,000    1,804,988
Rogers Wireless, Inc., 7.625%, 12/15/2011......... CAD  28,500,000   26,457,538
Telefonica Emisiones SAU, 7.045%, 6/20/2036....... USD 174,550,000  174,454,870
                                                                   ------------
                                                                    202,717,396
                                                                   ------------
Wirelines - 5.4%
AT&T Corp., 6.150%, 9/15/2034(b)..................      14,755,000   13,541,416
AT&T Corp., 6.500%, 3/15/2029.....................      15,231,000   14,371,027
BellSouth Corp., 6.000%, 11/15/2034(b)............      26,970,000   23,966,243
Embarq Corp., 7.995%, 6/01/2036...................       8,735,000    8,779,575
GTE Corp., 6.940%, 4/15/2028......................      11,700,000   11,430,292
Level 3 Communications, Inc., 11.500%, 3/01/2010,
  144A............................................         905,000      895,950
New England Telephone & Telegraph, 7.875%,
  11/15/2029......................................       2,740,000    2,836,960
Philippine Long Distance Telephone Co., 8.350%,
  3/06/2017.......................................      13,019,000   13,604,855
Philippine Long Distance Telephone Co., 11.375%,
  5/15/2012.......................................         925,000    1,110,000
Qwest Capital Funding, Inc., 6.375%, 7/15/2008(b).         919,000      905,215
Qwest Capital Funding, Inc., 6.500%, 11/15/2018...      24,670,000   21,709,600

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                      Principal
                                                       Amount      Value (+)
                                                      ---------- --------------
BONDS AND NOTES - continued

Wirelines - continued
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028(b)................................... USD 60,390,000 $   52,086,375
Qwest Capital Funding, Inc., 7.000%, 8/03/2009...      4,995,000      4,907,588
Qwest Capital Funding, Inc., 7.250%, 2/15/2011...      1,820,000      1,769,950
Qwest Capital Funding, Inc., 7.625%, 8/03/2021...      5,170,000      4,795,175
Qwest Capital Funding, Inc., 7.750%, 2/15/2031...     21,965,000     20,537,275
Qwest Corp., 6.875%, 9/15/2033...................     14,460,000     12,507,900
Qwest Corp., 7.250%, 9/15/2025...................      8,825,000      8,251,375
Verizon Communications, 5.850%, 9/15/2035........     87,716,000     76,308,183
Verizon Maryland, Inc., 5.125%, 6/15/2033........      6,570,000      5,021,720
Verizon New York, Inc., Series B, 7.375%,
  4/01/2032(b)...................................     17,475,000     17,226,541
                                                                 --------------
                                                                    316,563,215
                                                                 --------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $5,057,549,691)...............                 5,196,660,975
                                                                 --------------
CONVERTIBLE BONDS - 7.1%
Airlines - 0.3%
AMR Corp., 4.500%, 2/15/2024.....................      6,425,000      8,585,407
Continental Airlines, Inc., 5.000%, 6/15/2023(b).      4,185,000      7,098,806
                                                                 --------------
                                                                     15,684,213
                                                                 --------------
Banking - 0.7%
Wells Fargo & Co., 4.899%, 5/01/2033(e)..........     42,240,000     42,187,200
                                                                 --------------
Healthcare - 0.1%
CONMED Corp., 2.500%, 11/15/2024.................      2,760,000      2,263,200
Invitrogen Corp., 1.500%, 2/15/2024..............      2,050,000      1,716,875
                                                                 --------------
                                                                      3,980,075
                                                                 --------------
Independent/Energy - 0.1%
Devon Energy Corp., 4.900%, 8/15/2008............      1,400,000      1,699,250
Devon Energy Corp., 4.950%, 8/15/2008............      2,600,000      3,155,750
                                                                 --------------
                                                                      4,855,000
                                                                 --------------
Media Non-Cable - 0.1%
Liberty Media Corp., 3.500%, 1/15/2031...........      4,780,000      4,535,025
Sinclair Broadcast Group, Inc., 4.875%,
  7/15/2018......................................      3,158,000      2,739,565
                                                                 --------------
                                                                      7,274,590
                                                                 --------------
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co., 4.829%, 9/15/2023(e)...     62,700,000     62,582,751
Elan Capital Corp., 6.500%, 11/10/2008...........      2,390,000      5,494,013
Enzon Pharmaceuticals, 4.500%, 7/01/2008.........     26,865,000     25,756,819
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024....      7,122,000      4,771,740
Human Genome Sciences, Inc., 2.250%, 8/15/2012...      8,720,000      7,630,000
Incyte Corp., 3.500%, 2/15/2011..................      8,331,000      6,383,629
IVAX Corp., 4.500%, 5/15/2008....................      2,875,000      2,889,375
Nektar Therapeutics, 3.250%, 9/28/2012, 144A.....      4,230,000      4,600,125
Nektar Therapeutics, 3.500%, 10/17/2007..........      8,625,000      8,420,156
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008.....................................     38,828,000     37,371,950
Valeant Pharmaceuticals International, 3.000%,
  8/16/2010......................................     34,125,000     29,731,406

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                      Principal
                                                       Amount      Value (+)
                                                      ---------- --------------
 BONDS AND NOTES - continued

 Pharmaceuticals - continued
 Valeant Pharmaceuticals International, 4.000%,
   11/15/2013.................................... USD 20,804,000 $   17,995,460
 Vertex Pharmaceuticals, Inc., 5.750%,
   2/15/2011, 144A...............................     12,778,000     31,497,770
                                                                 --------------
                                                                    245,125,194
                                                                 --------------
 Technology - 0.7%
 Amkor Technology, Inc., 5.000%, 3/15/2007.......      5,070,000      4,993,950
 Ciena Corp., 3.750%, 2/01/2008..................      1,250,000      1,195,312
 Kulicke & Soffa Industries, Inc., 0.500%,
   11/30/2008....................................     10,920,000      9,090,900
 Kulicke & Soffa Industries, Inc., 1.000%,
   6/30/2010.....................................      3,685,000      3,095,400
 Maxtor Corp., 5.750%, 3/01/2012(d)..............      8,300,000      7,636,000
 Nortel Networks Corp., 4.250%, 9/01/2008........     15,980,000     15,061,150
 Richardson Electric Ltd., 7.750%, 12/15/2011,
   144A..........................................        395,000        355,500
 SCI Systems, Inc., 3.000%, 3/15/2007............      2,750,000      2,660,625
                                                                 --------------
                                                                     44,088,837
                                                                 --------------
 Textile - 0.1%
 Dixie Yarns, Inc., 7.000%, 5/15/2012............        186,000        174,840
 Kellwood Co., 3.500%, 6/15/2034.................      6,805,000      5,860,806
                                                                 --------------
                                                                      6,035,646
                                                                 --------------
 Transportation Services - 0.0%
 Builders Transportation, Inc., 8.000%,
   8/15/2005(c)(d)...............................      1,000,000             --
 Preston Corp., 7.000%, 5/01/2011................        750,000        690,000
                                                                 --------------
                                                                        690,000
                                                                 --------------
 Wireless - 0.1%
 Nextel Communications, Inc., 5.250%, 1/15/2010..      3,505,000      3,386,706
                                                                 --------------
 Wirelines - 0.8%
 Level 3 Communications, Inc., 2.875%, 7/15/2010.     31,630,000     28,625,150
 Level 3 Communications, Inc., 6.000%,
   9/15/2009(b)..................................     17,510,000     15,277,475
 Level 3 Communications, Inc., 6.000%,
   3/15/2010(b)..................................        885,000        733,444
                                                                 --------------
                                                                     44,636,069
                                                                 --------------
 TOTAL CONVERTIBLE BONDS
   (Identified Cost $377,980,780)................                   417,943,530
                                                                 --------------
 TOTAL BONDS AND NOTES
   (Identified Cost $5,435,530,471)..............                 5,614,604,505
                                                                 --------------

                                                       Shares
                                                      ----------
 COMMON STOCKS - 0.9%

 Automotive - 0.1%
 Cummins, Inc....................................         61,536      7,522,776
                                                                 --------------
 Communications Equipment - 0.3%
 Corning, Inc.(g)................................        630,490     15,251,553
                                                                 --------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Shares   Value (+)
                                                           ------- ------------
COMMON STOCKS - continued

Real Estate Investment Trusts - 0.1%
Host Marriott Corp.................................... USD 196,847 $  4,305,044
                                                                   ------------
Wirelines - 0.4%
Philippine Long Distance Telephone Co., ADR(b)........     768,621   26,532,797
                                                                   ------------
TOTAL COMMON STOCKS
  (Identified Cost $24,896,007).......................               53,612,170
                                                                   ------------
PREFERRED STOCKS - 1.8%

CONVERTIBLE PREFERRED STOCKS - 1.8%
Construction Machinery - 0.0%
United Rentals Trust, 6.500%(g).......................      15,500      732,375
                                                                   ------------
Consumer Products - 0.2%
Newell Financial Trust I, 5.250%......................     199,622    8,808,321
                                                                   ------------
Electric - 0.1%
AES Trust III, 6.750%(b)..............................     119,050    5,626,303
                                                                   ------------
Electric Utilities - 0.2%
CMS Energy Trust I, 7.750%............................     207,375   10,265,062
                                                                   ------------
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc., 7.250%(b)............................     398,675    8,611,380
                                                                   ------------
Insurance - 0.3%
Travelers Property Casualty, 4.500%(b)................     688,850   16,890,602
                                                                   ------------
Lodging - 0.0%
Felcor Lodging, Series A, 1.950%......................      47,675    1,162,793
                                                                   ------------
Packaging - 0.3%
Owens-Illinois, Inc., 4.750%..........................     580,115   20,304,025
                                                                   ------------
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%................     121,000    4,383,830
Williams Cos., Inc., 5.500%(g)........................      25,000    2,756,250
                                                                   ------------
                                                                      7,140,080
                                                                   ------------
Technology - 0.4%
Lucent Technologies Capital Trust, 7.750%.............      24,695   24,948,124
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost
  $99,241,104)........................................              104,489,065
                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCKS - 0.0%
Electric - 0.0%
Connecticut Light & Power Co., 1.900%.................       2,925       94,514
Entergy Arkansas, Inc., 4.320%........................         100        8,006
Entergy Mississippi, Inc., 4.360%.....................       5,000      377,032
Entergy New Orleans, Inc., 4.360%(c)..................         665       25,270
Entergy New Orleans, Inc., 4.750%(c)..................         200        7,363
MDU Resources Group, Inc., 5.100%.....................       2,140      213,866
Public Service Co., 4.000%............................         360       24,480

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                     Shares        Value (+)
                                                   ------------ --------------
 PREFERRED STOCKS - continued

 Electric - continued
 Southern California Edison Co., 4.780%....... USD       50,100 $    1,059,615
 Xcel Energy, Inc., 3.600%....................            1,100         75,350
                                                                --------------
                                                                     1,885,496
                                                                --------------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $1,431,345)...............                       1,885,496
                                                                --------------
 TOTAL PREFERRED STOCKS
   (Identified Cost $100,672,449).............                     106,374,561
                                                                --------------
 MUTUAL FUNDS - 0.5%

 BOND MUTUAL FUNDS - 0.5%
 High Income Opportunity Fund, Inc............        2,217,450     13,459,921
 Managed High Income Portfolio, Inc.(b).......        1,369,100      8,050,308
 Morgan Stanley Emerging Markets Debt Fund,
   Inc.(b)....................................          356,954      3,258,990
                                                                --------------
                                                                    24,769,219
                                                                --------------
 TOTAL MUTUAL FUNDS
   (Identified Cost $26,086,939)..............                      24,769,219
                                                                --------------

                                                    Principal
                                                     Amount
                                                   ------------
 SHORT-TERM INVESTMENTS - 10.6%
 Tri-Party Repurchase Agreement with Fixed
   Income Clearing Corporation, dated 6/30/06
   at 3.450% to be repurchased at $31,807,142
   on 7/03/06 collateralized by $22,680,000
   U.S. Treasury Bond, 8.750% due 8/15/2020
   with value of $30,929,283 and $1,160,000
   U.S. Treasury Bond, 7.875% due 2/15/2021
   with value of $1,514,738, including
   accrued interest(i)........................     $ 31,798,000     31,798,000
                                                                --------------

                                                     Shares
                                                   ------------
 State Street Securities Lending Quality
   Trust(h)...................................      594,264,232    594,264,232
                                                                --------------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $626,062,233).............                     626,062,232
                                                                --------------
 TOTAL INVESTMENTS - 109.0%
   (Identified Cost $6,213,248,099)(a)........                   6,425,422,687
   Other assets less liabilities - (9.0)%.....                    (528,048,727)
                                                                --------------
 TOTAL NET ASSETS - 100.0%....................                  $5,897,373,960
                                                                ==============
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the market value that would be realized if the securities were sold. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment advisor's pricing committee

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited) and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

       At June 30, 2006, the unrealized appreciation on investments based on cost of $6,228,299,968 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of
         value over tax cost............................. $ 302,595,596
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value.................................  (105,472,877)
                                                          -------------
       Net unrealized appreciation....................... $ 197,122,719
                                                          -------------

       At September 30, 2005, the Fund had a capital loss carryover of approximately $73,376,816 which expires on September 30, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $590,376,344 and $594,264,232, respectively.

(c)    Non-income producing security due to default or bankruptcy filing.

(d) Illiquid security. At June 30, 2006, the value of these securities was $25,171,807 or 0.43% of net assets.

(e)    Variable rate security. The rate as of June 30, 2006 is disclosed.

(f)    Payment-in-Kind security.

(g)    Non-income producing security.

(h)    Represents investment in securities lending collateral

(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $774,045,860 or 13.13% of net assets.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: ARS: Argentine Peso; AUD: Australian Dollar; BRL:
Brazilian Real; CAD: Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; KRW:
South Korean Won; THB: Thai Baht; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Fixed Income Fund

                                                       Principal
                                                        Amount       Value(+)
                                                     -------------- -----------
BONDS AND NOTES - 94.9% of Total Net Assets

NON-CONVERTIBLE BONDS - 89.6%
Agencies - 0.6%
Pemex Project Funding Master Trust, 5.750% ,
  12/15/2015.................................... USD        175,000 $   161,175
Pemex Project Funding Master Trust, 8.625% ,
  2/01/2022.....................................            250,000     279,500
Pemex Project Funding Master Trust, 8.625% ,
  12/01/2023....................................          1,400,000   1,531,600
Pemex Project Funding Master Trust, 9.250% ,
  3/30/2018.....................................            400,000     464,000
                                                                    -----------
                                                                      2,436,275
                                                                    -----------
Airlines - 0.1%
American Airlines, Inc., 7.324% , 10/15/2009....            250,000     243,425
American Airlines, Inc., Series 93A6, 8.040% ,
  9/16/2011.....................................             50,184      48,177
Continental Airlines, Inc., Series 2001-1B,
  7.373% , 12/15/2015...........................            204,862     195,137
Continental Airlines, Inc., Series 2000-2,
  8.307% , 4/02/2018............................            129,571     124,253
                                                                    -----------
                                                                        610,992
                                                                    -----------
Asset-Backed Securities - 0.2%
Community Program Loan Trust, Series 1987-A,
  Class A5, 4.500% , 4/01/2029..................            725,000     650,401
Countrywide Home Loan Inc., Series MTNJ, 5.500%
  , 8/01/2006...................................             80,000      80,006
                                                                    -----------
                                                                        730,407
                                                                    -----------
Automotive - 2.4%
Cummins Engine Co., Inc., 7.125% , 3/01/2028....          2,400,000   2,367,149
DaimlerChrysler NA Holding Corp., 6.500% ,
  11/15/2013....................................            200,000     199,891
Ford Credit Auto Owner Trust, 4.380% , 1/15/2010            105,000     102,764
Ford Credit Auto Owner Trust, Series 2004-A,
  Class A4, 3.540% , 11/15/2008.................             95,000      92,838
Ford Motor Co., 6.375% , 2/01/2029..............            730,000     503,700
Ford Motor Co., 6.625% , 10/01/2028.............          1,650,000   1,138,500
Ford Motor Credit Co., 5.700% , 1/15/2010.......             55,000      48,177
Ford Motor Credit Co., 7.000% , 10/01/2013......            110,000      94,670
General Motors Acceptance Corp., 5.625% ,
  5/15/2009.....................................          1,500,000   1,426,740
General Motors Acceptance Corp., 6.018% ,
  7/16/2007(b)..................................            500,000     496,250
General Motors Acceptance Corp., 6.039% ,
  3/20/2007(b)..................................          2,750,000   2,731,124
General Motors Acceptance Corp., 6.375% ,
  12/07/2007.................................... GBP        300,000     543,665
General Motors Acceptance Corp., 6.875% ,
  8/28/2012..................................... USD        200,000     188,434
General Motors Acceptance Corp., 7.500% ,
  12/01/2006.................................... NZD        100,000      59,725
GMAC International Finance BV, 8.000% ,
  3/14/2007.....................................            264,000     158,764
                                                                    -----------
                                                                     10,152,391
                                                                    -----------
Banking - 6.7%
BAC Capital Trust VI, 5.625% , 3/08/2035........ USD      2,385,000   2,043,831
Bank of America Corp., 5.875% , 2/15/2009.......            205,000     206,448
Barclays Financial LLC, 4.060% , 9/16/2010, 144A KRW  2,340,000,000   2,410,391
Barclays Financial LLC, 4.100% , 3/22/2010, 144A THB    192,000,000   4,709,490
Barclays Financial LLC, 4.160% , 2/22/2010, 144A        175,000,000   4,308,067
Barclays Financial LLC, 5.500% , 11/01/2010,
  144A..........................................         16,000,000     410,430
BNP Paribas SA, Zero Coupon Bond, 6/13/2011,     IDR
  144A..........................................     18,710,000,000   1,188,383
HSBC Bank USA, 3.310% , 8/25/2010, 144A......... USD      5,000,000   4,928,500
J.P. Morgan Chase & Co., Zero Coupon Bond,
  5/17/2010, 144A............................... BRL     16,585,000   4,409,539

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                       Principal
                                                        Amount       Value(+)
                                                     -------------- -----------
BONDS AND NOTES - continued

Banking - continued
J.P. Morgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A............................... IDR 13,692,036,000 $   892,832
J.P. Morgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A...............................     17,920,000,000   1,168,530
J.P. Morgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A..............................     18,824,303,000   1,287,545
Wells Fargo Co., 3.500% , 4/04/2008(c).......... USD        215,000     207,346
                                                                    -----------
                                                                     28,171,332
                                                                    -----------
Chemicals - 1.4%
Borden, Inc., 7.875% , 2/15/2023................          2,625,000   2,132,812
Borden, Inc., 9.200% , 3/15/2021................            750,000     684,375
ICI Wilmington, Inc., 5.625% , 12/01/2013.......            115,000     110,269
Lubrizol Corp., 5.500% , 10/01/2014.............            365,000     344,406
Lubrizol Corp., 6.500% , 10/01/2034.............          1,170,000   1,118,984
Methanex Corp., 6.000% , 8/15/2015..............          1,500,000   1,396,367
                                                                    -----------
                                                                      5,787,213
                                                                    -----------
Commercial Mortgage Backed Securities - 0.0%
GS Mortgage Securities Corporation II, Series
  2005-GG4, Class A4A, 4.751% , 7/10/2039.......             95,000      87,800
LB UBS Commercial Mortgage Trust, Series
  2005-C3, Class A3, 4.647% , 7/15/2030.........            105,000      99,782
                                                                    -----------
                                                                        187,582
                                                                    -----------
Construction Machinery - 0.0%
United Rentals North America, Inc., 7.000% ,
  2/15/2014(c)..................................            150,000     137,063
                                                                    -----------
Electric - 3.3%
AES Corp., 7.750% , 3/01/2014...................            730,000     733,650
AES Corp., 9.375% , 9/15/2010...................            100,000     107,000
Calenergy Co., Inc., 7.630% , 10/15/2007........            245,000     250,242
Calpine Corp., 8.500% , 7/15/2010, 144A(d)......            215,000     202,100
Carolina Power & Light Co., 6.500% , 7/15/2012..             65,000      66,790
Consolidated Edison Co. of N.Y., 5.625% ,
  7/01/2012.....................................            110,000     108,933
Dominion Resources, Inc., 5.000% , 3/15/2013....            100,000      93,556
Dominion Resources, Inc., 5.700% , 9/17/2012....            160,000     156,569
Duke Energy Corp., 4.200% , 10/01/2008..........             85,000      82,106
Dynegy Holdings, Inc., 7.125% , 5/15/2018.......            380,000     332,500
Dynegy Holdings, Inc., 7.625% , 10/15/2026......            810,000     708,750
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875% , 2/01/2027............          1,589,000   1,649,309
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 8.350% , 8/01/2013............            500,000     538,279
Enersis SA, 7.375% , 1/15/2014(c)...............            275,000     278,401
Enersis SA, 7.400% , 12/01/2016.................          4,000,000   4,066,536
NGC Corporation Capital Trust I, Series B,
  8.316% , 6/01/2027............................            195,000     166,725
Power Receivables Finance LLC, 6.290% ,
  1/01/2012, 144A...............................          1,217,882   1,213,217
Quezon Power Philippines Co., 8.860% ,
  6/15/2017.....................................          1,583,400   1,567,566

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                         ---------- -----------
 BONDS AND NOTES - continued

 Electric - continued
 Tiverton Power Associates Ltd., 9.000% ,
   7/15/2018 144A(d)................................ USD    456,952 $   427,250
 TXU Corp., Series P, 5.550% , 11/15/2014...........        170,000     154,193
 TXU Corp., Series R, 6.550% , 11/15/2034...........      1,155,000   1,014,649
                                                                    -----------
                                                                     13,918,321
                                                                    -----------
 Entertainment - 2.7%
 Time Warner, Inc., 6.625% , 5/15/2029..............      2,065,000   1,984,126
 Time Warner, Inc., 6.950% , 1/15/2028..............        875,000     872,169
 Time Warner, Inc., 7.625% , 4/15/2031..............        730,000     786,009
 Time Warner, Inc., 7.700% , 5/01/2032..............      1,155,000   1,255,314
 Viacom, Inc., 6.875% , 4/30/2036, 144A.............      6,680,000   6,446,608
                                                                    -----------
                                                                     11,344,226
                                                                    -----------
 Financial Other - 0.2%
 Berkshire Hathaway Finance, 4.200% , 12/15/2010....        650,000     613,322
                                                                    -----------
 Foreign Local Governments - 13.1%
 Province of Alberta, 5.930% , 9/16/2016............ CAD  1,122,018   1,064,123
 Province of British Columbia, Zero Coupon Bond,
   8/23/2013........................................     11,700,000   7,497,831
 Province of British Columbia, 5.250% , 12/01/2006..      1,615,000   1,450,925
 Province of British Columbia, 6.000% , 6/09/2008...      1,000,000     919,735
 Province of British Columbia, 6.250% , 12/01/2009..      7,025,000   6,615,193
 Province of Manitoba, 5.750% , 6/02/2008...........     14,515,000  13,287,018
 Province of Ontario, 3.500% , 9/08/2006............        940,000     840,686
 Province of Ontario, 5.700% , 12/01/2008...........     18,145,000  16,663,719
 Province of Saskatchewan, 5.500% , 6/02/2008.......      6,960,000   6,342,934
                                                                    -----------
                                                                     54,682,164
                                                                    -----------
 Government Agencies - 1.6%
 Federal Home Loan Mortgage Corp., 3.220% ,
   6/20/2007........................................ SGD  1,500,000     942,461
 Federal Home Loan Mortgage Corp., 6.000% ,
   6/01/2035........................................ USD  1,474,676   1,456,371
 Federal National Mortgage Association, 5.500% ,
   2/01/2036........................................      2,534,721   2,436,304
 Federal National Mortgage Association, 5.500% ,
   1/01/2036........................................      1,864,286   1,791,900
                                                                    -----------
                                                                      6,627,036
                                                                    -----------
 Healthcare - 1.9%
 Columbia/HCA Healthcare Corp., 7.580% ,
   9/15/2025........................................      2,455,000   2,286,528
 Columbia/HCA Healthcare Corp., 7.690% ,
   6/15/2025........................................      1,000,000     944,989
 HCA, Inc., 6.250% , 2/15/2013......................      1,000,000     933,770
 HCA, Inc., 7.050% , 12/01/2027.....................      3,355,000   2,938,292
 HCA, Inc., 7.500% , 11/06/2033.....................      1,015,000     927,694
                                                                    -----------
                                                                      8,031,273
                                                                    -----------
 Home Construction - 1.7%
 Lennar Corp., 5.600% , 5/31/2015...................        500,000     454,200
 Pulte Homes, Inc., 5.200% , 2/15/2015..............      1,305,000   1,163,757
 Pulte Homes, Inc., 6.000% , 2/15/2035(c)...........      3,780,000   3,155,827
 Pulte Homes, Inc., 6.375% , 5/15/2033..............      1,960,000   1,693,415

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                         ---------- -----------
BONDS AND NOTES - continued

Home Construction - continued
Toll Brothers Finance Corp., 5.150% , 5/15/2015..... USD    565,000 $   493,076
                                                                    -----------
                                                                      6,960,275
                                                                    -----------
Independent/Energy - 0.4%
Astoria Depositor Corp., 8.144% , 5/01/2021, 144A...        500,000     524,140
Chesapeake Energy Corp., 6.500% , 8/15/2017.........        165,000     150,562
Chesapeake Energy Corp., 6.875% , 1/15/2016.........        200,000     189,000
Chesapeake Energy Corp., 6.875% , 11/15/2020........        110,000     101,750
Pioneer Natural Resource Co., 5.875% , 7/15/2016....        435,000     396,094
Progress Energy, Inc., 7.100% , 3/01/2011...........         45,000      46,942
XTO Energy, Inc., 4.900% , 2/01/2014................        220,000     202,022
XTO Energy, Inc., 5.300% , 6/30/2015................         70,000      65,071
XTO Energy, Inc., 6.100% , 4/01/2036................        155,000     140,299
                                                                    -----------
                                                                      1,815,880
                                                                    -----------
Integrated/Energy - 1.4%
Cerro Negro Finance Ltd., 7.900% , 12/01/2020, 144A.      4,650,000   4,161,750
Conoco Funding Co., 6.350% , 10/15/2011.............        175,000     180,044
Petrozuata Finance, Inc., 8.220% , 4/01/2017, 144A..      1,425,000   1,339,500
                                                                    -----------
                                                                      5,681,294
                                                                    -----------
Life Insurance - 2.5%
ASIF Global Financing XXVII, 2.380% , 2/26/2009,
  144A.............................................. SGD 17,000,000  10,325,928
                                                                    -----------
Lodging - 0.0%
Host Marriott LP, Series 0, 6.375% , 3/15/2015...... USD    150,000     141,000
                                                                    -----------
Media Cable - 2.2%
Comcast Corp., 5.650% , 6/15/2035...................      2,285,000   1,939,321
Comcast Corp., 6.450% , 3/15/2037...................      2,715,000   2,550,159
Comcast Corp., 6.500% , 11/15/2035..................      3,240,000   3,058,466
Cox Communications, Inc., 4.625% , 1/15/2010........         85,000      81,078
CSC Holdings, Inc., 7.250% , 4/15/2012, 144A........        200,000     193,000
CSC Holdings, Inc., 7.625% , 4/01/2011..............         50,000      50,000
CSC Holdings, Inc., 7.875% , 2/15/2018..............        170,000     169,575
NTL Cable Plc, 9.750% , 4/15/2014................... GBP    250,000     462,300
Rogers Cable, Inc., 5.500% , 3/15/2014.............. USD    150,000     133,125
TCI Communications, Inc., 7.875% , 2/15/2026........        550,000     592,246
                                                                    -----------
                                                                      9,229,270
                                                                    -----------
Media Non-Cable - 0.0%
Clear Channel Communications, Inc., 4.250% ,
  5/15/2009.........................................         85,000      80,605
                                                                    -----------
Metals & Mining - 0.3%
Alcoa, Inc., 6.000% , 1/15/2012.....................        200,000     201,352
Glencore Funding LLC, 6.000% , 4/15/2014, 144A......        200,000     182,657
Glencore Nickel Property Ltd., Zero Coupon Bond,
  1/01/2025(d)......................................        390,000          --
Murrin Murrin Holdings Property Ltd., 9.375% ,
  8/31/2007(d)......................................        200,000          --
Vale Overseas Ltd., 8.250% , 1/17/2034..............        630,000     679,613
                                                                    -----------
                                                                      1,063,622
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Principal
                                                           Amount    Value(+)
                                                          --------- -----------
 BONDS AND NOTES - continued

 Non-Captive Consumer - 0.1%
 American General Finance Corp., 5.375% , 9/01/2009,
   Series MTNG....................................... USD   165,000 $   163,110
 Household Finance Corp., 6.500% , 11/15/2008........        60,000      61,060
 Household Finance Corp., 7.200% , 7/15/2006.........       175,000     175,068
                                                                    -----------
                                                                        399,238
                                                                    -----------
 Non-Captive Diversified - 1.1%
 CIT Group, Inc., 6.000% , 4/01/2036.................       830,000     760,604
 General Electric Capital Corp., 1.725% , 6/27/2008.. SGD   250,000     151,473
 General Electric Capital Corp., 3.500% , 5/01/2008.. USD   150,000     144,580
 General Electric Capital Corp., 6.000% , 6/15/2012..       245,000     247,814
 General Electric Capital Corp., 6.500% , 9/28/2015.. NZD 5,100,000   3,079,459
 General Electric Capital Corp.,Series MTNA, 4.750% ,
   9/15/2014(c)...................................... USD   400,000     373,747
                                                                    -----------
                                                                      4,757,677
                                                                    -----------
 Oil Field Services - 0.4%
 Pecom Energia SA, 8.125% , 7/15/2010, 144A..........     1,472,000   1,486,720
                                                                    -----------
 Paper - 2.7%
 Abitibi-Consolidated, Inc., 7.500% , 4/01/2028......       650,000     513,500
 Georgia-Pacific Corp., 7.375% , 12/01/2025..........     3,000,000   2,715,000
 Georgia-Pacific Corp., 7.750% , 11/15/2029..........     6,005,000   5,494,575
 Georgia-Pacific Corp., 7.250% , 6/01/2028...........     2,000,000   1,770,000
 International Paper Co., 4.000% , 4/01/2010.........       150,000     140,342
 International Paper Co., 4.250% , 1/15/2009.........       700,000     672,728
                                                                    -----------
                                                                     11,306,145
                                                                    -----------
 Pharmaceuticals - 0.2%
 Elan Financial Plc, 7.750% , 11/15/2011.............       720,000     687,600
 Schering-Plough Corp., 5.550% , 12/01/2013..........        75,000      72,701
                                                                    -----------
                                                                        760,301
                                                                    -----------
 Pipelines - 2.4%
 El Paso Corp., 6.375% , 2/01/2009, 144A.............     1,575,000   1,547,437
 El Paso Corp., 6.750% , 5/15/2009(c)................     2,150,000   2,123,125
 El Paso Corp., 6.950% , 6/01/2028 144A..............       925,000     825,562
 El Paso Corp., 7.000% , 5/15/2011...................     3,195,000   3,151,069
 El Paso Corp., 7.750% , 6/15/2010, 144A.............       875,000     888,125
 El Paso Corp., 7.800% , 8/01/2031(c)................       250,000     242,813
 Kinder Morgan Energy Partners, 5.000% , 12/15/2013..       150,000     137,471
 Kinder Morgan, Inc., 6.500% , 9/01/2012.............       110,000     104,521
 Williams Cos., Inc., 7.500% , 1/15/2031.............     1,000,000     965,000
                                                                    -----------
                                                                      9,985,123
                                                                    -----------
 Property & Casualty Insurance - 1.4%
 Allstate Corp., 5.950% , 4/01/2036..................       540,000     496,247
 Axis Capital Holdings Ltd., 5.750% , 12/01/2014.....        80,000      75,470
 St Paul Travelers Cos, Inc., 6.750% , 6/20/2036.....     3,995,000   3,944,379
 Travelers Property Casualty Corp., 6.375% ,
   3/15/2033.........................................     1,400,000   1,328,653
                                                                    -----------
                                                                      5,844,749
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                        ----------- -----------
BONDS AND NOTES - continued

Railroads - 0.1%
Missouri Pacific Railroad Co., 5.000% ,
  1/01/2045........................................ USD     500,000 $   374,298
                                                                    -----------
Real Estate Investment Trusts - 0.8%
Colonial Reality LP, 4.750% , 2/01/2010............          15,000      14,361
EOP Operating LP, 4.650% , 10/01/2010..............         210,000     199,114
EOP Operating LP, 7.250% , 2/15/2018...............       2,000,000   2,141,716
Highwoods Realty LP, 7.500% , 4/15/2018............         475,000     500,244
Simon Property Group LP, 6.375% , 11/15/2007.......          75,000      75,312
Spieker Properties, Inc., 7.350% , 12/01/2017......         500,000     532,758
                                                                    -----------
                                                                      3,463,505
                                                                    -----------
Refining - 0.1%
Valero Energy Corp., 4.750% , 4/01/2014............         445,000     403,478
                                                                    -----------
Restaurants - 0.2%
McDonald's Corp., 3.628% , 10/10/2010.............. SGD   1,000,000     620,426
                                                                    -----------
Retailers - 0.8%
Dillard's, Inc., 7.750% , 7/15/2026................ USD   1,025,000     971,188
J.C. Penney Co., Inc., 7.125% , 11/15/2023.........       1,045,000   1,114,513
Toys R Us, 7.375% , 10/15/2018.....................         380,000     269,325
Woolworth Corp., 8.500% , 1/15/2022................         925,000     933,094
                                                                    -----------
                                                                      3,288,120
                                                                    -----------
Sovereigns - 14.5%
Canadian Government, 4.250% , 9/01/2008............ CAD   6,235,000   5,563,074
Canadian Government, 4.500% , 9/01/2007............      16,520,000  14,802,293
Canadian Government, Series WH31, 6.000% ,
  6/01/2008........................................         800,000     737,436
Government of Sweden, 4.000% , 12/01/2009.......... SEK   1,370,000     192,363
Mexican Fixed Rate Bonds, 8.000% , 12/07/2023...... MXN  30,500,000   2,353,136
Mexican Fixed Rate Bonds, 9.000% , 12/20/2012......     101,500,000   9,041,812
PF Export Receivables Master Trust, 6.436% ,
  6/01/2015, 144A.................................. USD   1,815,591   1,815,282
Republic of Argentina, Zero Coupon Bond, 12/15/2035       1,544,372     136,059
Republic of Argentina, 2.000% , 9/30/2014.......... ARS   5,645,000   1,748,188
Republic of Argentina, 4.889% , 8/03/2012(b)....... USD   2,420,000   2,001,340
Republic of Argentina, 8.280% , 12/31/2033.........         566,788     505,008
Republic of Brazil, 8.250% , 1/20/2034(c)..........      13,186,000  13,845,300
Republic of Brazil, 11.000% , 8/17/2040............         575,000     713,000
Republic of South Africa, 12.500% , 12/21/2006..... ZAR   3,020,000     429,007
Republic of South Africa, 13.000% , 8/31/2010......      34,225,000   5,498,339
Republic of Uruguay, 7.875% , 1/15/2033(e)......... USD   1,506,861   1,371,244
                                                                    -----------
                                                                     60,752,881
                                                                    -----------
Supermarkets - 2.0%
Albertson's, Inc., 6.625% , 6/01/2028..............       1,245,000     988,940
Albertson's, Inc., 7.450% , 8/01/2029..............       6,480,000   5,565,821
Albertson's, Inc., 7.750% , 6/15/2026..............       1,470,000   1,307,289
Albertson's, Inc., 8.000% , 5/01/2031..............         565,000     509,220
Albertson's, Inc., 8.700% , 5/01/2030..............           5,000       4,736
American Stores Co., 8.000% , 6/01/2026............          25,000      24,040

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                         ---------- -----------
BONDS AND NOTES - continued

Supermarkets - continued
Kroger Co., 4.950% , 1/15/2015...................... USD     90,000 $    81,691
                                                                    -----------
                                                                      8,481,737
                                                                    -----------
Supranational - 5.0%
Inter-American Development Bank, Series EMTN, Zero
  Coupon Bond, 5/11/2009............................ BRL 30,000,000   9,113,994
Inter-American Development Bank, Series EMTN,
  6.000% , 12/15/2017............................... NZD 19,735,000  11,609,566
                                                                    -----------
                                                                     20,723,560
                                                                    -----------
Technology - 1.9%
Amkor Technology, Inc., 7.125% , 3/15/2011(b)....... USD    625,000     567,188
Arrow Electronics, Inc., 6.875% , 7/01/2013.........      3,500,000   3,578,603
Avnet, Inc., 6.000% , 9/01/2015.....................        250,000     236,673
Corning, Inc., 6.200% , 3/15/2016...................        250,000     248,357
Corning, Inc., 6.850% , 3/01/2029(c)................        450,000     457,756
Nortel Networks Corp., 6.875% , 9/01/2023...........        575,000     460,000
Nortel Networks Ltd., 10.125% , 7/15/2013, 144A.....      1,000,000   1,017,500
Northern Telecom Capital Corp., 7.875% , 6/15/2026..        150,000     123,000
Samsung Electronics Co. Ltd., 7.700% , 10/01/2027,
  144A..............................................      1,158,000   1,186,064
                                                                    -----------
                                                                      7,875,141
                                                                    -----------
Textile - 0.5%
Kellwood Co., 7.625% , 10/15/2017...................      2,500,000   2,252,730
                                                                    -----------
Tobacco Settlement Revenue - 0.6%
Michigan Tobacco Settlement Finance Authority,
  7.309% , 6/01/2034................................      2,540,000   2,537,587
                                                                    -----------
Transportation Services - 1.3%
American President Cos. Ltd., 8.000% , 1/15/2024(f).      2,500,000   2,231,315
Atlas Air, Inc., 9.057% , 1/02/2014.................        394,351     414,069
Atlas Air, Inc., Series 1999-1B, 7.630% , 1/02/2015.      1,326,184   1,299,660
Atlas Air, Inc., Series B, 7.680% , 1/02/2014.......      1,500,291   1,485,288
Bombardier, Inc., 7.450% , 5/01/2034, 144A..........        175,000     146,125
                                                                    -----------
                                                                      5,576,457
                                                                    -----------
Treasuries - 3.3%
U.S. Treasury Bonds, 5.250% , 11/15/2028............        260,000     258,781
U.S. Treasury Bonds, 5.375% , 2/15/2031.............     13,450,000  13,682,228
                                                                    -----------
                                                                     13,941,009
                                                                    -----------
Wireless - 2.8%
Sprint Capital Corp., 6.125% , 11/15/2008...........         65,000      65,509
Sprint Capital Corp., 6.875% , 11/15/2028...........        180,000     181,334
Telefonica Emisiones SAU, 7.045% , 6/20/2036........     11,330,000  11,323,825
                                                                    -----------
                                                                     11,570,668
                                                                    -----------
Wirelines - 4.7%
Embarq Corp., 7.082% , 6/01/2016....................        235,000     233,709
Embarq Corp., 7.995% , 6/01/2036....................        200,000     201,021
Level 3 Communications, Inc., 11.500% , 3/01/2010,
  144A..............................................        105,000     103,950
Philippine Long Distance Telephone Co., 8.350% ,
  3/06/2017.........................................      3,914,000   4,090,130

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                         --------- ------------
 BONDS AND NOTES - continued

 Wirelines - continued
 Qwest Capital Funding, Inc., 6.500% , 11/15/2018... USD 3,305,000 $  2,908,400
 Qwest Capital Funding, Inc., 6.875% , 7/15/2028....     7,575,000    6,533,437
 Qwest Capital Funding, Inc., 7.000% , 8/03/2009(c).       850,000      835,125
 Qwest Capital Funding, Inc., 7.250% , 2/15/2011....        25,000       24,313
 Qwest Capital Funding, Inc., 7.625% , 8/03/2021....       350,000      324,625
 Qwest Capital Funding, Inc., 7.750% , 2/15/2031....       775,000      724,625
 Verizon Communications, 5.850% , 9/15/2035.........     3,975,000    3,458,035
 Verizon New Jersey, Inc., 5.875% , 1/17/2012.......        80,000       78,285
                                                                   ------------
                                                                     19,515,655
                                                                   ------------
 TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $359,895,388)...................                374,644,676
                                                                   ------------
 CONVERTIBLE BONDS - 5.3%
 Airlines - 0.5%
 AMR Corp., 4.250% , 9/23/2023(c)...................       325,000      520,406
 AMR Corp., 4.500% , 2/15/2024......................       635,000      848,519
 Continental Airlines, Inc., 5.000% , 6/15/2023.....       300,000      508,875
                                                                   ------------
                                                                      1,877,800
                                                                   ------------
 Healthcare - 0.0%
 Invitrogen Corp., 1.500% , 2/15/2024...............       200,000      167,500
                                                                   ------------
 Independent/Energy - 0.9%
 Devon Energy Corp., 4.900% , 8/15/2008.............     1,300,000    1,577,875
 Devon Energy Corp., 4.950% , 8/15/2008.............     1,900,000    2,306,125
                                                                   ------------
                                                                      3,884,000
                                                                   ------------
 Media Cable - 0.1%
 COX Communications, Inc., 4.625% , 6/01/2013.......       430,000      385,955
                                                                   ------------
 Media Non-Cable - 0.1%
 Sinclair Broadcast Group, Inc., (Step to 2.000% on
   1/16/2011), 4.875% ,
   7/15/2018(g).....................................       500,000      433,750
                                                                   ------------
 Pharmaceuticals - 2.2%
 Bristol-Myers Squibb Co., 4.829% , 9/15/2023(b)....     3,520,000    3,513,418
 Enzon Pharmaceuticals, 4.500% , 7/01/2008..........     2,255,000    2,161,981
 Epix Pharmaceuticals, Inc., 3.000% , 6/15/2024.....       250,000      167,500
 IVAX Corp., 4.500% , 5/15/2008.....................       105,000      105,525
 Nektar Therapeutics, 3.250% , 9/28/2012, 144A......       275,000      299,063
 Nektar Therapeutics, 3.500% , 10/17/2007...........       465,000      453,956
 Regeneron Pharmaceuticals, Inc., 5.500% ,
   10/17/2008.......................................     1,200,000    1,155,000
 Valeant Pharmaceuticals International, 3.000% ,
   8/16/2010........................................       885,000      771,056
 Valeant Pharmaceuticals International, 4.000% ,
   11/15/2013.......................................       510,000      441,150
                                                                   ------------
                                                                      9,068,649
                                                                   ------------
 Technology - 0.6%
 Amkor Technology, Inc., 5.000% , 3/15/2007(c)......       495,000      487,575
 Kulicke & Soffa Industries, Inc., 0.500% ,
   11/30/2008.......................................       335,000      278,888
 Kulicke & Soffa Industries, Inc., 1.000% ,
   6/30/2010........................................       130,000      109,200
 Maxtor Corp., 5.750% , 3/01/2012(f)................       491,000      451,720

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                         --------- ------------
 BONDS AND NOTES - continued

 Technology - continued
 Nortel Networks Corp., 4.250% , 9/01/2008(c)....... USD   700,000 $    659,750
 Richardson Electric Ltd., 7.750% , 12/15/2011, 144A       263,000      236,700
 SCI Systems, Inc., 3.000% , 3/15/2007..............       200,000      193,500
                                                                   ------------
                                                                      2,417,333
                                                                   ------------
 Textile - 0.0%
 Dixie Yarns, Inc., 7.000% , 5/15/2012..............        96,000       90,240
 Kellwood Co.,(Step to 0.000% on 1/16/2011), 3.500%
   , 6/15/2034(g)...................................       100,000       86,125
                                                                   ------------
                                                                        176,365
                                                                   ------------
 Wirelines - 0.9%
 Level 3 Communications, Inc., 2.875% , 7/15/2010...     2,175,000    1,968,375
 Level 3 Communications, Inc., 6.000% , 9/15/2009...     1,985,000    1,731,912
 Level 3 Communications, Inc., 6.000% , 3/15/2010(c)       125,000      103,594
                                                                   ------------
                                                                      3,803,881
                                                                   ------------
 TOTAL CONVERTIBLE BONDS
   (Identified Cost $19,589,160)....................                 22,215,233
                                                                   ------------
 TOTAL BONDS AND NOTES
   (Identified Cost $379,484,548)...................                396,859,909
                                                                   ------------

                                                          Shares
                                                         ---------
 COMMON STOCKS - 1.9%

 Communications Equipment - 1.2%
 Corning, Inc.(h)...................................       205,167    4,962,990
                                                                   ------------
 Real Estate Investment Trusts - 0.1%
 Host Marriott Corp.................................        16,267      355,759
                                                                   ------------
 Wirelines - 0.6%
 Philippine Long Distance Telephone Co., ADR(c).....        81,790    2,823,391
                                                                   ------------
 TOTAL COMMON STOCKS
   (Identified Cost $3,261,070).....................                  8,142,140
                                                                   ------------
 PREFERRED STOCKS - 1.8%

 Non-convertible Preferred Stocks - 0.2%
 Electric - 0.2%
 Entergy New Orleans, Inc., 4.360%(d)...............            90        3,420
 Entergy New Orleans, Inc., 4.750%(d)...............         2,876      105,873
 MDU Resources Group, Inc., 5.100%..................           500       49,969
 Public Service Electric & Gas Co., 4.180%(c).......         1,950      152,587

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Shares      Value(+)
                                                      ----------- ------------
PREFERRED STOCKS - continued

Electric - continued
Union Electric Co., 4.500%....................... USD       4,670 $    371,265
Xcel Energy, Inc., 4.110%........................             100        8,212
                                                                  ------------
                                                                       691,326
                                                                  ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $591,008).....................                      691,326
                                                                  ------------
Convertible Preferred Stocks - 1.6%

Construction Machinery - 0.0%
United Rentals Trust, 6.500%(h)..................           3,000      141,750
                                                                  ------------
Consumer Products - 0.3%
Newell Financial Trust I, 5.250%.................          25,075    1,106,434
                                                                  ------------
Electric - 0.1%
AES Trust III, 6.750%............................          10,000      472,600
                                                                  ------------
Insurance - 0.7%
Travelers Property Casualty, 4.500%..............         122,900    3,013,508
                                                                  ------------
Lodging - 0.0%
Felcor Lodging, Series A, 1.950%.................           2,500       60,975
                                                                  ------------
Packaging - 0.1%
Owens-Illinois, Inc., 4.750%.....................          10,250      358,750
                                                                  ------------
Pipelines - 0.0%
El Paso Energy Capital Trust I, 4.750%...........           2,500       90,575
                                                                  ------------
Technology - 0.4%
Lucent Technologies Capital Trust, 7.750%........           1,500    1,515,375
                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $6,106,702)...................                    6,759,967
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $6,697,710)...................                    7,451,293
                                                                  ------------

                                                       Principal
                                                        Amount
                                                      -----------
SHORT-TERM INVESTMENTS - 6.9%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450%
  to be repurchased at $281,081 on 7/03/06
  collateralized by $225,000 U.S. Treasury Bond,
  7.875% due 2/15/2021 with value of
  $287,156.25(i).................................     $   281,000      281,000
                                                                  ------------

                                                        Shares
                                                      -----------
State Street Securities Lending Quality Trust(j).      28,746,667   28,746,667
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $29,027,667)..................                   29,027,667
                                                                  ------------
TOTAL INVESTMENTS - 105.6%
  (Identified Cost $418,470,995)(a)..............                 $441,481,009
  Other assets less liabilities - (5.6)%                           (23,353,814)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%.......................                 $418,127,195
                                                                  ============

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2006, the unrealized appreciation on investments based on cost of $419,988,731 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $29,425,832
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (7,933,554)
                                                            -----------
       Net unrealized appreciation......................... $21,492,278
                                                            ===========

       At September 30, 2005, the Fund had a capital loss carryover of approximately $9,158,202 which expires on September 30, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)    Variable rate security. The rate as of June 30, 2006 is disclosed.

(c) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $28,491,132 and $28,746,667, respectively.

(d)    Non-income producing security due to default or bankruptcy filing.

(e)    Payment-in-Kind Security.

(f) Illiquid Security. At June 30, 2006, the value of these securities amounted to $2,683,035 or 0.64% of total net assets.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(g) Step Bond: Coupon is above market rate for an initial period and then decreases at a specified date and rate.

(h)    Non-income producing security.

(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(j)    Represents investment of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $60,282,385 or14.42 % of total net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: ARS: Argentine Peso; BRL: Brazilian Real; CAD: Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; MXN: Mexican Peso;
NZD: New Zealand Dollar; SGD: Singapore Dollar; KRW: South Korean Won; SEK:
Swedish Krona; THB: Thai Baht; USD: United States Dollar; ZAR: South African
Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Global Bond Fund


                                                      Principal
                                                       Amount        Value (+)
                                                   ---------------- -----------
 BONDS AND NOTES - 96.2% of Total Net Assets

 NON-CONVERTIBLE BONDS - 96.2%

 Argentina - 0.6%
 Republic of Argentina, 2.000%, 9/30/2014..... ARS       20,000,000 $ 6,193,758
                                                                    -----------
 Australia - 0.5%
 Telestra Corp. Ltd., 7.250%, 11/15/2012...... AUD        6,850,000   5,214,228
                                                                    -----------
 Austria - 2.0%
 Oesterreichische Kontrollbank AG, 1.800%,
   3/22/2010.................................. JPY    2,530,000,000  22,562,055
                                                                    -----------
 Belgium - 4.7%
 Kingdom of Belgium, 3.750%, 3/28/2009........ EUR       20,765,000  26,615,762
 Kingdom of Belgium, 5.500%, 9/28/2017........           17,665,000  25,403,297
                                                                    -----------
                                                                     52,019,059
                                                                    -----------
 Brazil - 0.9%
 Cia Brasileira de Bebidas, 8.750%, 9/15/2013. USD        2,500,000   2,753,125
 Republic of Brazil, 8.250%, 1/20/2034........            4,220,000   4,431,000
 Republic of Brazil, 8.750%, 2/04/2025........            2,850,000   3,127,875
                                                                    -----------
                                                                     10,312,000
                                                                    -----------
 Canada - 2.6%
 Bowater, Inc., 10.850%, 11/30/2014........... CAD        5,175,000   5,054,932
 Province of Ontario, 6.250%, 12/03/2008...... NZD        8,160,000   4,905,114
 Province of Quebec, 1.600%, 5/09/2013........ JPY    1,223,000,000  10,536,972
 Rogers Cable, Inc., 5.500%, 3/15/2014........ USD        2,980,000   2,644,750
 Rogers Wireless, Inc., 7.625%, 12/15/2011.... CAD        1,735,000   1,610,661
 Shaw Communications, Inc., 6.150%, 5/09/2016.            5,150,000   4,349,842
                                                                    -----------
                                                                     29,102,271
                                                                    -----------
 Cayman Island - 0.8%
 LPG International, Inc., 7.250%, 12/20/2015.. USD        3,010,000   2,769,200
 Vale Overseas Ltd., 8.250%, 1/17/2034........            5,560,000   5,997,850
                                                                    -----------
                                                                      8,767,050
                                                                    -----------
 Chile - 0.4%
 Empresa Nacional de Electricidad SA
   (Endesa-Chile), 7.875%,
   2/01/2027(b)...............................            3,735,000   3,876,758
                                                                    -----------
 Columbia - 0.6%
 Republic of Colombia, 8.125%, 5/21/2024......            1,455,000   1,473,188
 Republic of Colombia, 11.750%, 3/01/2010..... COP    3,090,000,000   1,246,805
 Republic of Colombia, 12.000%, 10/22/2015....        9,068,000,000   3,973,184
                                                                    -----------
                                                                      6,693,177
                                                                    -----------
 Finland - 0.6%
 Republic of Finland, 5.000%, 7/04/2007....... EUR        5,225,000   6,787,996
                                                                    -----------
 Germany - 8.9%
 Hypothekenbank in Essen AG, 5.250%, 1/22/2008            5,555,000   7,277,801
 KFW, 2.500%, 10/11/2010......................           15,925,000  19,285,946
 Munchener Hypothekenbank eG, 5.000%,
   1/16/2012..................................           26,830,000  35,950,958
 Republic of Germany, 3.000%, 4/11/2008.......            2,500,000   3,167,597
 Republic of Germany, 3.250%, 4/17/2009.......           19,615,000  24,804,346
 Republic of Germany, 4.000%, 1/04/2037.......            6,740,000   8,170,105
                                                                    -----------
                                                                     98,656,753
                                                                    -----------
 Indonesia - 0.5%
 Republic of Indonesia, 6.875%, 3/09/2017,
   144A.......................................     USD    5,240,000   5,102,450
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount      Value (+)
                                                      ------------- -----------
BONDS AND NOTES - continued

Ireland - 6.8%
Depfa ACS Bank, 0.750%, 9/22/2008................ JPY 4,450,000,000 $38,789,893
Republic of Ireland, 4.600%, 4/18/2016........... EUR    27,240,000  36,325,017
                                                                    -----------
                                                                     75,114,910
                                                                    -----------
Japan - 4.5%
Japan Government, 0.200%, 9/20/2007.............. JPY 5,766,000,000  50,131,904
                                                                    -----------
Korea - 0.1%
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A..... USD     1,610,000   1,521,450
                                                                    -----------
Mexico - 3.2%
America Movil SA, 9.000%, 1/15/2016.............. MXN    45,000,000   3,840,846
America Movil SA de CV, 4.125%, 3/01/2009........ USD     3,455,000   3,276,774
Desarrolladora Homex SA, 7.500%, 9/28/2015.......         7,265,000   6,829,100
Mexican Fixed Rate Bonds, 4.250%, 6/16/2015...... EUR     3,025,000   3,620,343
Mexican Fixed Rate Bonds, 8.000%, 12/07/2023..... MXN    15,500,000   1,195,856
Mexican Fixed Rate Bonds, 9.000%, 12/20/2012.....       186,460,000  16,610,209
                                                                    -----------
                                                                     35,373,128
                                                                    -----------
Netherlands - 2.3%
Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A USD       900,000     856,125
Kingdom of Netherlands, 5.500%, 1/15/2028........ EUR    16,730,000  24,901,001
                                                                    -----------
                                                                     25,757,126
                                                                    -----------
Norway - 1.0%
Kingdom of Norway, 5.500%, 5/15/2009............. NOK    63,320,000  10,587,010
                                                                    -----------
Poland - 0.9%
Republic of Poland, Series 2BR, 1.020%, 6/09/2009 JPY 1,200,000,000  10,422,929
                                                                    -----------
Singapore - 1.4%
Government of Singapore, 4.625%, 7/01/2010....... SGD    18,515,000  12,257,589
Singapore Telecommunications Ltd., 6.000%,
  11/21/2011..................................... EUR     1,425,000   1,967,000
SP Powerassets Ltd., 3.730%, 10/22/2010.......... SGD     2,340,000   1,464,606
                                                                    -----------
                                                                     15,689,195
                                                                    -----------
South Africa - 1.8%
Republic of South Africa, 4.500%, 4/05/2016...... EUR     7,415,000   8,871,862
Republic of South Africa, 5.250%, 5/16/2013......           800,000   1,035,519
Republic of South Africa, 13.000%, 8/31/2010..... ZAR    64,540,000  10,368,526
                                                                    -----------
                                                                     20,275,907
                                                                    -----------
Spain - 3.5%
Government of Spain, 3.600%, 1/31/2009........... EUR    24,415,000  31,167,934
Telefonica Emisones SAU, 6.421%, 6/20/2016....... USD     7,675,000   7,659,074
                                                                    -----------
                                                                     38,827,008
                                                                    -----------
Supranational - 0.8%
European Investment Bank, Zero Coupon Bond,
  3/10/2021...................................... AUD    15,230,000   4,789,959
Inter-American Development Bank, Zero Coupon
  Bond, 5/11/2009................................ BRL    13,000,000   3,949,397
                                                                    -----------
                                                                      8,739,356
                                                                    -----------
Sweden - 3.3%
Government of Sweden, Series 1040, 6.500%,
  5/05/2008...................................... SEK    30,170,000   4,429,447
Government of Sweden, Series 1045, 5.250%,
  3/15/2011......................................       184,365,000  27,177,938

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                       Principal
                                                        Amount       Value (+)
                                                     -------------- -----------
BONDS AND NOTES - continued

Sweden - continued
Stena AB, 7.000%, 12/01/2016.................... USD      2,705,000 $ 2,488,600
Stena AB, 7.500%, 11/01/2013....................          2,855,000   2,769,350
                                                                    -----------
                                                                     36,865,335
                                                                    -----------
Turkey - 0.1%
Republic of Turkey, 7.250%, 3/15/2015...........          1,445,000   1,356,494
                                                                    -----------
United Kingdom - 6.3%
Bank of England Euro Note, 3.000%, 1/27/2009.... EUR      1,580,000   1,986,747
BSKYB Finance UK PLC, 5.750%, 10/20/2017........ GBP      5,040,000   9,071,588
J.P. Morgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A.............................. IDR 75,579,375,000   5,169,481
MBNA Europe Funding Plc, 6.500%, 3/27/2007...... EUR      3,800,000   4,967,053
Permanent Finance Plc, 5.100%, 6/10/2009........          3,531,000   4,578,481
Scottish Power UK Plc, Series EMTN, 6.625%,
  1/14/2010..................................... GBP      1,905,000   3,662,109
Standard Chartered Bank, 6.750%, 4/27/2009......            800,000   1,531,489
United Kingdom Treasury, 4.250%, 3/07/2036......          2,140,000   3,900,187
United Kingdom Treasury, 5.000%, 3/07/2012......          7,820,000  14,631,391
United Kingdom Treasury, 5.000%, 3/07/2025......          9,100,000  17,787,855
WPP Group Plc, 6.000%, 6/18/2008................ EUR      1,495,000   1,986,130
                                                                    -----------
                                                                     69,272,511
                                                                    -----------
United States - 36.8%
Albertson's, Inc., 6.625%, 6/01/2028............ USD        906,000     719,662
Albertson's, Inc., 7.450%, 8/01/2029............          3,909,000   3,357,530
Albertson's, Inc., 7.750%, 6/15/2026............            925,000     822,614
Albertson's, Inc., 8.000%, 5/01/2031............            905,000     815,654
Albertson's, Inc., 8.700%, 5/01/2030............            220,000     208,407
American Standard, Inc., 8.250%, 6/01/2009...... GBP        325,000     633,558
American Stores Co., 8.000%, 6/01/2026.......... USD        720,000     692,355
ASIF Global Financing XXVII, 2.380%, 2/26/2009,
  144A.......................................... SGD     16,300,000   9,900,743
Barclays Financial LLC, 4.060%, 9/16/2010, 144A. KRW  6,820,000,000   7,025,157
Barclays Financial LLC, 4.100%, 3/22/2010, 144A. THB    183,000,000   4,488,733
Barclays Financial LLC, 4.140%, 3/23/2009,
  144A(c)....................................... KRW  4,844,220,000   5,119,530
Barclays Financial LLC, 4.160%, 2/22/2010, 144A. THB    183,000,000   4,505,007
Barclays Financial LLC, 4.460%, 9/23/2010, 144A. KRW  3,250,000,000   3,398,567
Barclays Financial LLC, 5.500%, 11/01/2010, 144A THB     62,000,000   1,590,417
CIT Group, Inc., 5.500%, 12/01/2014............. GBP      2,835,000   5,170,056
Citi Credit Card Issuance Trust, 5.375%,
  4/10/2013..................................... EUR      4,163,000   5,601,358
Citibank NA (New York), 15.000%, 7/02/2010, 144A BRL      1,260,000     597,347
Comcast Corp., 6.450%, 3/15/2037................ USD      5,610,000   5,269,389
Corning, Inc., 5.900%, 3/15/2014................          1,675,000   1,656,101
Corning, Inc., 6.200%, 3/15/2016(b).............          3,180,000   3,159,104
Corning, Inc., 6.750%, 9/15/2013................            400,000     416,459
Couche-Tard US/Finance, 7.500%, 12/15/2013......          3,775,000   3,756,125
DaimlerChrysler NA Holding, 4.875%, 6/15/2010...          3,285,000   3,140,135
Dominion Resources, Inc., 5.000%, 3/15/2013(b)..         10,285,000   9,622,276
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007(h).................................. SGD      4,750,000   2,984,462
Federal Home Loan Mortgage Corp., 4.000%,
  12/01/2019.................................... USD        192,019     177,234

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount      Value (+)
                                                      ------------- -----------
BONDS AND NOTES - continued

United States - continued
Federal Home Loan Mortgage Corp., 4.000%,         USD
  2/01/2020......................................           282,268 $   260,534
Federal Home Loan Mortgage Corp., 4.000%,
  9/01/2020......................................         1,227,211   1,131,383
Federal Home Loan Mortgage Corp., 4.500%,
  9/01/2020......................................         5,585,197   5,273,050
Federal Home Loan Mortgage Corp., 4.500%,
  4/01/2035......................................         5,842,690   5,313,736
Federal Home Loan Mortgage Corp., 5.000%,
  4/01/2020......................................         4,237,617   4,079,916
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2035......................................        25,479,455  23,813,796
Federal Home Loan Mortgage Corp., 6.000%,
  5/01/2018......................................           888,608     890,240
Federal Home Loan Mortgage Corp., 6.000%,
  10/01/2020.....................................         1,500,388   1,503,859
Federal Home Loan Mortgage Corp., 6.500%,
  8/01/2035......................................         1,077,467   1,084,011
Federal Home Loan Mortgage Corp., 6.500%,
  10/01/2035.....................................         1,298,841   1,306,730
Federal National Mortgage Association, 1.750%,    JPY
  3/26/2008......................................     2,310,000,000  20,532,900
Federal National Mortgage Association, 2.290%,    SGD
  2/19/2009......................................        16,200,000   9,848,978
Federal National Mortgage Association, 4.500%,    USD
  6/01/2019......................................         5,718,053   5,411,642
Federal National Mortgage Association, 4.500%,
  9/01/2035......................................         2,303,978   2,088,748
Federal National Mortgage Association, 5.000%,
  10/01/2019.....................................         2,495,325   2,406,966
Federal National Mortgage Association, 5.000%,
  4/01/2020......................................           502,262     483,879
Federal National Mortgage Association, 5.000%,
  6/01/2020......................................           966,448     931,076
Federal National Mortgage Association, 5.000%,
  7/01/2035......................................         5,124,275   4,793,118
Federal National Mortgage Association, 5.000%,
  9/01/2035......................................        11,557,053  10,810,176
Federal National Mortgage Association, 5.500%,
  11/01/2016.....................................           691,125     679,569
Federal National Mortgage Association, 5.500%,
  9/01/2020......................................         1,030,727   1,012,579
Federal National Mortgage Association, 5.500%,
  11/01/2034.....................................         1,782,997   1,717,119
Federal National Mortgage Association, 5.500%,
  6/01/2035......................................         8,850,253   8,506,618
Federal National Mortgage Association, 5.500%,
  9/01/2035......................................         4,642,043   4,461,803
Federal National Mortgage Association, 5.500%,
  12/01/2035.....................................        22,959,669  22,068,199
Federal National Mortgage Association, 6.000%,
  6/01/2017......................................         1,937,822   1,941,080
Federal National Mortgage Association, 6.000%,
  11/01/2017.....................................         1,156,059   1,160,476
Federal National Mortgage Association, 6.000%,
  11/01/2034.....................................         3,309,945   3,264,355
Federal National Mortgage Association, 6.000%,
  4/01/2035......................................         4,032,639   3,977,095
Federal National Mortgage Association, 6.000%,
  5/01/2035......................................         4,102,548   4,041,113
Federal National Mortgage Association, 6.500%,
  3/01/2033......................................         2,508,209   2,531,885
Federal National Mortgage Association, 6.500%,
  6/01/2035......................................           651,457     654,971
Federal National Mortgage Association, 6.500%,
  7/01/2035......................................           283,663     285,193
Federal National Mortgage Association, 6.500%,
  10/01/2035.....................................         2,091,785   2,104,046
Federal National Mortgage Association (TBA),
  6.000%, 8/01/2021..............................         3,033,000   3,040,583
Ford Motor Credit Co., 5.700%, 1/15/2010.........         7,080,000   6,201,634
General Electric Capital Corp., 0.550%,
  10/14/2008..................................... JPY   560,000,000   4,844,313
General Electric Capital Corp., 0.750%, 2/05/2009     1,365,000,000  11,818,176

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                       Principal
                                                        Amount      Value (+)
                                                     ------------- ------------
 BONDS AND NOTES - continued

 United States - continued
 General Electric Capital Corp., Series EMTN,
   1.725%, 6/27/2008............................ SGD     2,250,000 $  1,363,255
 Georgia-Pacific Corp., 7.250%, 6/01/2028....... USD     4,540,000    4,017,900
 Goldman Sachs Group, Inc., 3.246%, 5/23/2016(c) EUR     8,500,000   10,788,084
 Government National Mortgage Association,
   5.500%, 11/20/2034........................... USD       670,336      647,589
 Government National Mortgage Association,
   5.500%, 2/20/2036............................         1,795,781    1,733,629
 Government National Mortgage Association,
   6.000%, 10/20/2035...........................         1,258,181    1,245,214
 Greenwich Capital Commercial Funding Corp.,
   5.117%, 4/10/2037............................        11,075,000   10,818,596
 Harrah's Operating Co., Inc., 5.750%,
   10/01/2017...................................         2,351,000    2,141,723
 HCA, Inc., 5.500%, 12/01/2009..................         3,690,000    3,555,894
 HSBC Bank USA, 3.310%, 8/25/2010, 144A.........        11,760,000   11,591,832
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   5/17/2010, 144A.............................. BRL     3,895,000    1,035,584
 KfW International Finance, Inc., 1.750%,
   3/23/2010.................................... JPY   677,000,000    6,026,613
 KfW International Finance, Inc., 2.050%,
   9/21/2009(b).................................     2,671,000,000   23,993,651
 Lucent Technologies, Inc., 6.450%, 3/15/2029... USD     3,405,000    2,894,250
 Merrill Lynch/Countrywide Commercial Mortgage
   Trust, Series 2006-1, Class A2, 5.439%,
   2/12/2039....................................         5,755,000    5,677,383
 Morgan Stanley, 5.375%, 11/14/2013............. GBP     2,010,000    3,685,781
 News America Holdings, Inc., 8.625%,
   2/07/2014(d)................................. AUD     1,675,000    1,289,588
 Owens & Minor, Inc., 6.350%, 4/15/2016......... USD     4,490,000    4,396,765
 Pemex Project Funding Master Trust, 7.875%,
   2/01/2009....................................         5,600,000    5,810,000
 Phillips-Van Heusen Corp., 7.250%, 2/15/2011...         4,595,000    4,549,050
 Qwest Capital Funding, Inc., 6.500%, 11/15/2018           765,000      673,200
 Qwest Capital Funding, Inc., 6.875%,
   7/15/2028(b).................................           250,000      215,625
 Qwest Capital Funding, Inc., 7.250%,
   2/15/2011(b).................................         1,035,000    1,006,538
 Qwest Capital Funding, Inc., 7.750%, 2/15/2031.           965,000      902,275
 Qwest Corporation, 6.875%, 9/15/2033...........         1,435,000    1,241,275
 Qwest Corporation, 7.250%, 9/15/2025...........           150,000      140,250
 Qwest Corporation, 7.875%, 9/01/2011...........         2,390,000    2,419,875
 Simon Property Group LP, 4.875%, 3/18/2010.....         5,850,000    5,642,331
 Smithfield Foods, Inc., 7.000%, 8/01/2011......         5,075,000    4,910,062
 Time Warner, Inc., 6.625%, 5/15/2029...........         7,255,000    6,970,865
 Xerox Corp., 6.400%, 3/15/2016.................         5,162,000    4,871,638
                                                                   ------------
                                                                    407,359,840
                                                                   ------------
 Venezuela - 0.3%
 Cerro Negro Finance Ltd., 7.900%, 12/01/2020,
   144A.........................................         1,555,000    1,391,725

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                     Principal
                                                      Amount       Value (+)
                                                     ---------- --------------
 BONDS AND NOTES - continued

 Venezuela - continued
 Petrozuata Finance, Inc., 8.220%, 4/01/2017,
   144A......................................... USD  2,470,000 $    2,321,800
                                                                --------------
                                                                     3,713,525
                                                                --------------
 TOTAL NON-CONVERTIBLE BONDS....................
   (Identified Cost $1,085,955,809)                              1,066,295,183
                                                                --------------
 TOTAL BONDS AND NOTES
   (Identified Cost $1,080,889,014).............                 1,066,295,183
                                                                --------------
 SHORT-TERM INVESTMENTS - 4.0%
 Tri-Party Repurchase Agreement with Fixed
   Income Clearing Corporation, dated 6/30/06
   at 3.450% to be repurchased at $30,124,658
   on 7/03/06 collateralized by $22,530,000
   U.S. Treasury Bond, 8.750% due 8/15/20 with
   a value of $31,464,665, including accrued
   interest(e)..................................     30,116,000     30,116,000
                                                                --------------

                                                      Shares
                                                     ----------
 State Street Securities Lending Quality
   Trust(f).....................................     10,471,777     10,471,777
                                                                --------------
 U.S. Treasury Bill, 4.550%, 7/20/2006(b)(g)....      3,033,000      3,025,717
                                                                --------------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $43,613,494)................                    43,613,494
                                                                --------------
 TOTAL INVESTMENTS - 100.2%
   (Identified Cost $1,124,502,508)(a)..........                 1,109,908,677
   Other assets less liabilities -- (0.2)%......                    (1,777,509)
                                                                --------------
 TOTAL NET ASSETS - 100.0%......................                $1,108,131,168
                                                                ==============

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes): At June 30, 2006, the unrealized depreciation on investments based on cost of $1,129,569,303 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $  8,538,045
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (28,198,671)
                                                            ------------
       Net unrealized depreciation......................... $(19,660,626)
                                                            ============

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $10,171,808 and $10,471,777, respectively.

(c)    Variable rate security. Rate as of June 30, 2006 is disclosed.

(d) Illiquid Security. At June 30, 2006, the value of this security amounted to $1,289,588 or 0.12% of total net assets.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)    Represents investment of security lending collateral.

(g) Interest rate represents annualized yield at time of purchase; not a coupon rate.

(h) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $5,615,948 or 5.92% of total net assets.

TBA    To Be Announced
       Key to Abbreviations: ARS: Argentine Peso; AUD: Australian Dollar; BRL:
       Brazilian Real; CAD: Canadian Dollar; COP: Colombian Peso; EUR: Euro;
       GBP: Great British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen;
       KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB Thailand Bhat; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)
Loomis Sayles High Income Opportunities Fund


                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
BONDS AND NOTES - 93.7% of Total Net Assets

NON-CONVERTIBLE BONDS - 88.1%
Aerospace & Defense - 0.1%
L-3 Communications Corp., 6.375%, 10/15/2015.......... USD $ 25,000  $   23,875
                                                                     ----------
Airlines - 1.0%
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011...........................................      163,098     156,574
Continental Airlines, Inc., Series 1997-4B, 6.900%,
  1/02/2017...........................................      110,912     103,723
Continental Airlines, Inc., Series 2000-2, 8.307%,
  4/02/2019...........................................       16,196      15,532
Continental Airlines, Inc., Series 2001-1B, 7.373%,
  12/15/2015..........................................       88,774      84,559
                                                                     ----------
                                                                        360,388
                                                                     ----------
Automotive - 7.5%
Cummins Engine Co., Inc., 7.125%, 3/01/2028...........      150,000     147,947
Ford Motor Co., 6.375%, 2/01/2029.....................      145,000     100,050
Ford Motor Co., 6.625%, 10/01/2028....................      260,000     179,400
Ford Motor Co., 7.450%, 7/16/2031(b)..................      200,000     144,500
Ford Motor Credit Co., 5.700%, 1/15/2010..............      755,000     661,332
Ford Motor Credit Co., 7.000%, 10/01/2013(b)..........      200,000     172,128
General Motors Acceptance Corp., 6.750%, 12/01/2014(b)      455,000     422,613
General Motors Acceptance Corp., 6.875%, 9/15/2011....      150,000     143,124
General Motors Acceptance Corp., 8.000%, 11/01/2031(b)      495,000     475,769
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028.........      175,000     138,250
Tenneco Automotive, Inc., 8.625%, 11/15/2014(b).......       10,000       9,975
                                                                     ----------
                                                                      2,595,088
                                                                     ----------
Building Materials - 0.2%
Texas Industries, Inc., 7.250%, 7/15/2013.............       70,000      69,300
                                                                     ----------
Chemicals - 4.6%
Borden, Inc., 7.875%, 2/15/2023.......................      175,000     142,187
Borden, Inc., 8.375%, 4/15/2016.......................      175,000     156,187
Borden, Inc., 9.200%, 3/15/2021.......................      170,000     155,125
Chemtura Corp., 6.875%, 6/01/2016.....................      175,000     169,094
Hercules, Inc., 6.500%, 6/30/2029.....................      515,000     407,494
IMC Global, Inc., 7.300%, 1/15/2028...................       50,000      45,000
LPG International, Inc., 7.250%, 12/20/2015...........      100,000      92,000
Methanex Corp., 6.000%, 8/15/2015.....................      150,000     139,637
Nalco Finance Holdings LLC, Zero Coupon Bond,.........
(step to 9.00% on 02/01/2019), 2/01/2014(c)...........       43,000      32,250
Polyone Corp., 8.875%, 5/01/2012(b)...................       80,000      80,300
PQ Corp., 7.500%, 2/15/2013...........................      160,000     150,400
                                                                     ----------
                                                                      1,569,674
                                                                     ----------
Construction Machinery - 0.6%
Case Credit Corp., 6.750%, 10/21/2007.................      100,000      99,750
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013...       35,000      32,244
United Rentals North America, Inc., 7.000%,
  2/15/2014(b)........................................       75,000      68,531
                                                                     ----------
                                                                        200,525
                                                                     ----------
Consumer Cyclical Services - 0.1%
Alderwoods Group, Inc., 7.750%, 9/15/2012.............       25,000      26,375
                                                                     ----------
Consumer Non-Cyclical Services - 0.1%
Jostens IH Corp., 7.625%, 10/01/2012..................       25,000      24,250
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
 BONDS AND NOTES - continued

 Consumer Products - 1.1%
 Church & Dwight Co., Inc., 6.000%, 12/15/2012............ $130,000  $  120,250
 Spectrum Brands Inc., 7.375%, 2/01/2015..................  315,000     255,938
                                                                     ----------
                                                                        376,188
                                                                     ----------
 Electric - 6.6%
 AES Corp., 7.750%, 3/01/2014(b)..........................  160,000     160,800
 Allegheny Energy Supply Co., LLC, 7.800%, 3/15/2011......   40,000      41,500
 Allegheny Generating Co., 6.875%, 9/01/2023..............  100,000      92,500
 Dynegy Holdings, Inc., 7.125%, 5/15/2018.................  125,000     109,375
 Dynegy Holdings, Inc., 8.375%, 5/01/2016 144A............  280,000     275,800
 Edison Mission Energy, 7.730%, 6/15/2009.................  210,000     212,100
 Edison Mission Energy, 7.750%, 6/15/2016, 144A...........  515,000     505,988
 Empresa Nacional de Electricidad SA (Endesa-Chile),
   7.875%, 2/01/2027......................................   45,000      46,708
 Enersis SA, 7.375%, 1/15/2014............................   50,000      50,618
 Enersis SA, 7.400%, 12/01/2016...........................  175,000     177,911
 NGC Corporation Capital Trust I, Series B, 8.316%,
   6/01/2027..............................................  265,000     226,575
 NRG Energy, Inc., 7.250%, 2/01/2014......................   45,000      43,875
 NRG Energy, Inc., 7.375%, 2/01/2016......................  220,000     214,500
 TECO Energy, Inc., 7.200%, 5/01/2011.....................  125,000     125,781
                                                                     ----------
                                                                      2,284,031
                                                                     ----------
 Food & Beverage - 1.2%
 Smithfield Foods, Inc., 7.000%, 8/01/2011................  425,000     411,188
                                                                     ----------
 Gaming - 2.1%
 Harrah's Operating Co., Inc., 5.750%, 10/01/2017.........  285,000     259,630
 MGM Mirage, Inc., 6.875%, 4/01/2016, 144A................  500,000     466,875
                                                                     ----------
                                                                        726,505
                                                                     ----------
 Healthcare - 5.2%
 Accellent, Inc., 10.500%, 12/01/2013.....................  125,000     127,813
 Columbia/HCA Healthcare Corp., 7.580%, 9/15/2025.........  175,000     162,991
 Davita, Inc., 7.250%, 3/15/2015..........................  155,000     148,800
 HCA, Inc., 7.050%, 12/01/2027............................  425,000     372,213
 HCA, Inc., 7.500%, 11/06/2033............................  550,000     502,691
 IASIS Healthcare, 8.750%, 6/15/2014......................  320,000     313,600
 National Mentor Holdings, Inc., 11.250%, 7/01/2014 144A..  175,000     178,062
                                                                     ----------
                                                                      1,806,170
                                                                     ----------
 Home Construction - 4.6%
 D.R. Horton, Inc., 5.625%, 1/15/2016(b)..................  300,000     271,664
 Desarrolladora Homex SA, 7.500%, 9/28/2015...............  595,000     559,300
 K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016........  350,000     303,625
 K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014.......   90,000      79,650
 K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014........  115,000     103,500
 KB Home, 7.250%, 6/15/2018...............................  280,000     261,192
                                                                     ----------
                                                                      1,578,931
                                                                     ----------
 Independent/Energy - 2.3%
 Astoria Depositor Corp., 8.144%, 5/01/2021, 144A.........  150,000     157,242

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
 BONDS AND NOTES - continued

 Independent/Energy - continued
 Chesapeake Energy Corp., 6.500%, 8/15/2017............... $255,000  $  232,688
 Chesapeake Energy Corp., 6.875%, 1/15/2016...............  100,000      94,500
 Chesapeake Energy Corp., 6.875%, 11/15/2020..............  320,000     296,000
 Swift Energy Co., 7.625%, 7/15/2011......................   20,000      19,900
                                                                     ----------
                                                                        800,330
                                                                     ----------
 Integrated/Energy - 0.5%
 Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A.......   90,000      80,550
 Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A........   95,000      89,300
                                                                     ----------
                                                                        169,850
                                                                     ----------
 Lodging - 1.5%
 Host Marriott LP, Series 0, 6.375%, 3/15/2015............   50,000      47,000
 Host Marriott LP, Series M, 7.000%, 8/15/2012............  175,000     173,469
 Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016..........  315,000     311,933
                                                                     ----------
                                                                        532,402
                                                                     ----------
 Media Cable - 2.6%
 Charter Communications Operating LLC/CAP, 8.000%,
   4/30/2012, 144A........................................  170,000     169,150
 Comcast Corp., 5.650%, 6/15/2035.........................   80,000      67,897
 CSC Holdings, Inc., 7.250%, 4/15/2012, 144A..............  215,000     207,475
 NTL Cable PLC, 8.750%, 4/15/2014.........................   30,000      29,775
 PanAmSat Corp., 6.875%, 1/15/2028........................   25,000      22,000
 Rogers Cable, Inc., 5.500%, 3/15/2014....................  455,000     403,813
                                                                     ----------
                                                                        900,110
                                                                     ----------
 Media Non-Cable - 3.9%
 CSC Holdings, Inc., 7.875%, 2/15/2018....................  310,000     309,225
 Dex Media, Inc., 8.000%, 11/15/2013......................   30,000      30,150
 Echostar DBS Corp., 7.125%, 2/01/2016, 144A..............  275,000     264,687
 R.H. Donnelley Corp., 6.875%, 1/15/2013, 144A............  480,000     441,600
 R.H. Donnelley Corp., 6.875%, 1/15/2013, 144A............  325,000     299,000
                                                                     ----------
                                                                      1,344,662
                                                                     ----------
 Metals & Mining - 1.8%
 Glencore Funding LLC, 6.000%, 4/15/2014, 144A............  155,000     141,559
 International Steel Group, Inc., 6.500%, 4/15/2014.......   75,000      70,875
 Novelis, Inc., 7.250%, 2/15/2015, 144A...................   70,000      67,200
 Vale Overseas Ltd., 6.250%, 1/11/2016....................  145,000     138,113
 Vale Overseas Ltd., 8.250%, 1/17/2034....................  175,000     188,781
                                                                     ----------
                                                                        606,528
                                                                     ----------
 Oil Field Services - 2.9%
 Basic Energy Services, 7.125%, 4/15/2016, 144A...........  250,000     232,500
 Chart Industries, Inc., 9.125%, 10/15/2015, 144A.........  130,000     132,600
 Grant Prideco, Inc., 6.125%, 8/15/2015...................   50,000      46,625
 Hilcorp Energy I /Hilcorp., 9.000%, 6/01/2016 144A(b)....  185,000     186,387
 North America Energy Partners, Inc., 8.750%, 12/01/2011..  285,000     273,600
 Pecom Energia SA, 8.125%, 7/15/2010, 144A................   40,000      40,400
 Pride International, Inc., 7.375%, 7/15/2014.............   85,000      85,425
                                                                     ----------
                                                                        997,537
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
 BONDS AND NOTES - continued

 Packaging - 2.0%
 Owens-Illinois, Inc., 7.800%, 5/15/2018(b)............... $720,000  $  676,800
                                                                     ----------
 Paper - 3.3%
 Abitibi-Consolidated, Inc., 6.000%, 6/20/2013............   75,000      60,750
 Abitibi-Consolidated, Inc., 7.500%, 4/01/2028............  220,000     173,800
 Boise Cascade LLC, 7.943%, 10/15/2012(b)(d)..............   20,000      19,900
 Bowater, Inc., 6.500%, 6/15/2013.........................  335,000     291,450
 Domtar, Inc., 5.375%, 12/01/2013(b)......................  235,000     190,350
 Georgia-Pacific Corp., 7.250%, 6/01/2028.................   30,000      26,550
 Georgia-Pacific Corp., 7.375%, 12/01/2025................  255,000     230,775
 Georgia-Pacific Corp., 7.750%, 11/15/2029................  115,000     105,225
 Georgia-Pacific Corp., 8.000%, 1/15/2024.................   20,000      18,900
 Georgia-Pacific Corp., 8.875%, 5/15/2031.................   35,000      34,825
                                                                     ----------
                                                                      1,152,525
                                                                     ----------
 Pharmaceuticals - 0.8%
 Elan Financial Plc, 7.750%, 11/15/2011...................  300,000     286,500
                                                                     ----------
 Pipelines - 3.8%
 El Paso Corp., 6.375%, 2/01/2009, 144A...................  240,000     235,800
 El Paso Corp., 6.500%, 6/01/2008, 144A...................   85,000      84,362
 El Paso Corp., 6.950%, 6/01/2028 144A....................  250,000     223,125
 K N Energy, Inc., 6.670%, 11/01/2027.....................   25,000      21,065
 Kinder Morgan Energy Partners, 5.800%, 3/15/2035(b)......   60,000      51,201
 Kinder Morgan Finance, 6.400%, 1/05/2036.................  150,000     122,694
 Kinder Morgan Finance Co., 5.700%, 1/05/2016.............   35,000      30,390
 Kinder Morgan, Inc., 5.150%, 3/01/2015...................   90,000      76,244
 Tennessee Gas Pipeline Co., 7.000%, 10/15/2028...........  150,000     138,888
 Williams Cos., Inc., 7.500%, 1/15/2031...................  235,000     226,775
 Williams Cos., Inc., 7.750%, 6/15/2031...................   85,000      83,725
                                                                     ----------
                                                                      1,294,269
                                                                     ----------
 Real Estate Investment Trusts - 0.9%
 Rouse Co. LP/TRC Co-Issuer, 6.750%, 5/01/2013, 144A......  325,000     316,519
                                                                     ----------
 Retailers - 1.3%
 Dillard's, Inc., 6.625%, 1/15/2018.......................  155,000     143,375
 Dillard's, Inc., 7.130%, 8/01/2018.......................   25,000      23,625
 Dillard's, Inc., 7.875%, 1/01/2023.......................   75,000      71,813
 GSC Holdings Corp., 8.000%, 10/01/2012(b)................  215,000     215,000
                                                                     ----------
                                                                        453,813
                                                                     ----------
 Sovereigns - 0.7%
 Republic of Brazil, 8.250%, 1/20/2034(b).................  235,000     246,750
                                                                     ----------
 Supermarkets - 2.9%
 Albertson's, Inc., 6.625%, 6/01/2028.....................   55,000      43,688
 Albertson's, Inc., 7.450%, 8/01/2029.....................  920,000     790,209
 Albertson's, Inc., 7.750%, 6/15/2026(b)..................   20,000      17,786
 Albertson's, Inc., 8.000%, 5/01/2031.....................   30,000      27,038
 American Stores Co., 8.000%, 6/01/2026...................   70,000      67,313

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Principal
                                                           Amount     Value(+)
                                                          ---------- ----------
BONDS AND NOTES - continued

Supermarkets - continued
Couche-Tard US/Finance, 7.500%, 12/15/2013............... $   40,000 $   39,800
                                                                     ----------
                                                                        985,834
                                                                     ----------
Technology - 7.7%
Activant Solutions, Inc., 9.500%, 5/01/2016, 144A........     90,000     87,075
Amkor Technology, Inc., 7.750%, 5/15/2013................     40,000     36,200
Amkor Technology, Inc., 10.500%, 5/01/2009(b)............     24,000     24,540
Hynix Semiconductor, Inc., 9.875%, 7/01/2012, 144A(b)....     50,000     53,437
Lucent Technologies, Inc., 6.450%, 3/15/2029.............    175,000    148,750
Nortel Networks Corp., 6.875%, 9/01/2023.................    125,000    100,000
Northern Telecom Capital Corp., 7.875%, 6/15/2026........    660,000    541,200
Sanmina-Sci Corp., 6.750%, 3/01/2013(b)..................     40,000     37,300
Sungard Data Systems, Inc., 10.250%, 8/15/2015, 144A.....    185,000    191,244
Unisys Corp, 6.875%, 3/15/2010...........................    435,000    406,181
Unisys Corp, 8.000%, 10/15/2012(b).......................     25,000     23,250
Xerox Corp., 6.400%, 3/15/2016...........................  1,080,000  1,019,250
                                                                     ----------
                                                                      2,668,427
                                                                     ----------
Transportation Services - 4.3%
American President Cos. Ltd., 8.000%, 1/15/2024(e).......    100,000     89,253
Atlas Air, Inc., 7.200%, 1/02/2019.......................     17,361     17,187
Atlas Air, Inc., Series A, 7.380%, 1/02/2018.............     35,244     34,980
Atlas Air, Inc., Series B, 7.680%, 1/02/2014.............     34,292     33,949
Bombardier, Inc., 7.450%, 5/01/2034, 144A................    985,000    822,475
Overseas Shipholding Group, 7.500%, 2/15/2024............    155,000    147,637
Stena AB, 7.000%, 12/01/2016.............................    330,000    303,600
Stena AB, 7.500%, 11/01/2013.............................     45,000     43,650
                                                                     ----------
                                                                      1,492,731
                                                                     ----------
Treasuries - 3.4%
U.S. Treasury Note, 3.000%, 12/31/2006(b)................  1,200,000  1,186,547
                                                                     ----------
Wireless - 0.9%
Rogers Wireless, Inc., 6.375%, 3/01/2014.................    270,000    257,175
Rogers Wireless, Inc., 7.250%, 12/15/2012................     50,000     50,375
                                                                     ----------
                                                                        307,550
                                                                     ----------
Wirelines - 5.6%
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028........    185,000    160,025
Cincinnati Bell, Inc., 8.375%, 1/15/2014(b)..............    150,000    147,750
Citizens Communications Co., 7.000%, 11/01/2025..........     15,000     12,413
Citizens Communications Co., 9.000%, 8/15/2031...........     20,000     20,250
Embarq Corp., 7.995%, 6/01/2036..........................    350,000    351,786
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A.............    405,000    382,725
Philippine Long Distance Telephone Co., 8.350%, 3/06/2017    150,000    156,750
Qwest Capital Funding, Inc., 6.500%, 11/15/2018..........    405,000    356,400
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)........    115,000     99,187
Qwest Capital Funding, Inc., 7.625%, 8/03/2021...........    140,000    129,850
Qwest Capital Funding, Inc., 7.750%, 2/15/2031...........     25,000     23,375
Qwest Corp., 6.875%, 9/15/2033...........................     90,000     77,850

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Principal
                                                           Amount    Value(+)
                                                          --------- -----------
 BONDS AND NOTES - continued

 Wirelines - continued
 Qwest Corp., 7.250%, 9/15/2025.......................... $ 10,000  $     9,350
                                                                    -----------
                                                                      1,927,711
                                                                    -----------
 TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $31,067,818).........................            30,399,883
                                                                    -----------
 CONVERTIBLE BONDS- 5.6%
 Airlines - 0.0%
 AMR Corp., 4.500%, 2/15/2024............................   10,000       13,363
                                                                    -----------
 Healthcare - 0.1%
 Conmed Corp., 2.500%, 11/15/2024........................   45,000       36,900
                                                                    -----------
 Industrial Other - 0.3%
 Incyte Corp., 3.500%, 2/15/2011.........................  120,000       91,950
                                                                    -----------
 Media Non-Cable - 0.5%
 Sinclair Broadcast Group, Inc., (Step to 2.0% on
   1/16/2011), 4.875%, 7/15/2018(c)......................  190,000      164,825
                                                                    -----------
 Pharmaceuticals - 2.2%
 Enzon Pharmaceuticals, 4.500%, 7/01/2008................  165,000      158,194
 Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024...........   45,000       30,150
 Human Genome Sciences, Inc., 2.250%, 8/15/2012(b).......  225,000      196,875
 Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008.....  160,000      154,000
 Valeant Pharmaceuticals International, 3.000%,
   8/16/2010.............................................   85,000       74,056
 Valeant Pharmaceuticals International, 4.000%,
   11/15/2013............................................  160,000      138,400
                                                                    -----------
                                                                        751,675
                                                                    -----------
 Technology - 1.8%
 Amkor Technology, Inc., 5.000%, 3/15/2007...............   60,000       59,100
 Ciena Corp., 3.750%, 2/01/2008..........................   55,000       52,594
 JDS Uniphase Corp., Zero Coupon Bond, 11/15/2010........  160,000      145,800
 Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008....   50,000       41,625
 Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010.....   45,000       37,800
 Maxtor Corp., 5.750%, 3/01/2012(e)......................  147,000      135,240
 Nortel Networks Corp., 4.250%, 9/01/2008(b).............  175,000      164,937
                                                                    -----------
                                                                        637,096
                                                                    -----------
 Wirelines - 0.7%
 Level 3 Communications, Inc., 2.875%, 7/15/2010.........  165,000      149,325
 Level 3 Communications, Inc., 6.000%, 9/15/2009.........   45,000       39,262
 Level 3 Communications, Inc., 6.000%, 3/15/2010.........   65,000       53,869
                                                                    -----------
                                                                        242,456
                                                                    -----------
 TOTAL CONVERTIBLE BONDS
   (Identified Cost $1,921,680)..........................             1,938,265
                                                                    -----------
 TOTAL BONDS AND NOTES
   (Identified Cost $32,989,498).........................            32,338,148
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Shares      Value(+)
                                                        ---------- -----------
COMMON STOCKS - 0.3%

Wirelines - 0.3%
Philippine Long Distance Telephone Co., ADR............      2,569 $    88,682
                                                                   -----------
TOTAL COMMON STOCKS
  (Identified Cost $70,497)............................                 88,682
                                                                   -----------
PREFERRED STOCKS - 1.4%
Convertible Preferred Stocks- 1.4%
Consumer Products - 0.2%
Newell Financial Trust I, 5.250%(b)....................      1,675      73,909
                                                                   -----------
Electric - 0.5%
AES Trust III, 6.750%..................................      3,825     180,770
                                                                   -----------
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc., 7.250%................................      1,875      40,500
                                                                   -----------
Pipelines - 0.6%
El Paso Energy Capital Trust I, 4.750%.................      5,100     184,773
                                                                   -----------
TOTAL PREFERRED STOCKS
  (Identified Cost $471,832)...........................                479,952
                                                                   -----------

                                                        Principal
                                                         Amount
                                                        ----------
SHORT-TERM INVESTMENTS - 17.0%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450% to be
  repurchased at $1,382,397 on 7/03/06 collateralized
  by $1,035,000 U.S. Treasury Note, 8.750% due 8/15/20
  with a value of $1,411,455(f)........................ $1,382,000   1,382,000
                                                                   -----------

                                                         Shares
                                                        ----------
State Street Securities Lending Quality Trust(g).......  4,469,182   4,469,182
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $5,851,182).........................              5,851,182
                                                                   -----------
TOTAL INVESTMENTS - 112.4%
  (Identified Cost $39,383,009)(a).....................             38,757,964
  Other assets less liabilities--(12.4)%...............             (4,262,373)
                                                                   -----------
TOTAL NET ASSETS - 100.0%..............................            $34,495,591
                                                                   -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes): At June 30, 2006, the unrealized depreciation on investments based on cost of $39,386,816 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $   409,046
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (1,037,898)
                                                            -----------
       Net unrealized depreciation......................... $  (628,852)
                                                            ===========

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt ;at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $4,409,661 and $4,469,182, respectively.

(c) Step Bond: Coupon is zero or above market rate for an initial period and then increases or decreases, respectively, at a specified date and rate.

(d)    Variable rate security. Rate as June 30,2006 is disclosed.

(e) Illiquid Security. At June 30, 2006, the value of these securities amounted to $224,493 or 0.65% of total net assets.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)    Represents investment of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $6,333,137 or 18.36% of total net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

                                                           Principal
                                                            Amount    Value (+)
                                                           ---------- ---------
 BONDS AND NOTES - 98.6% of Total Net Assets

 Automotive - 0.2%
 Toyota Motor Credit Corp., 0.750%, 6/09/2008......... JPY  2,000,000 $ 17,442
                                                                      --------
 Finance Cos - Non-Captive Consumer - 0.9%
 Residential Capital Corp., 6.875%, 6/30/2015......... USD     75,000   74,924
                                                                      --------
 Food & Beverage - 1.1%
 Dean Foods Co., 6.900%, 10/15/2017...................         75,000   70,312
 Smithfield Foods, Inc., Series B, 7.750%,
   5/15/2013..........................................         25,000   24,500
                                                                      --------
                                                                        94,812
                                                                      --------
 Gaming - 0.8%
 MGM MIRAGE, 5.875%, 2/27/2014........................         80,000   71,700
                                                                      --------
 Healthcare - 1.0%
 Amerisourcebergen Corp., 5.875%, 9/15/2015, 144A.....         20,000   18,850
 Columbia/HCA Healthcare Corp., 7.750%, 7/15/2036.....         75,000   69,692
                                                                      --------
                                                                        88,542
                                                                      --------
 Independent/Energy - 0.8%
 Chesapeake Energy Corp., 6.500%, 8/15/2017...........         80,000   73,000
                                                                      --------
 Integrated/Energy - 0.6%
 XTO Energy, Inc., 6.100%, 4/01/2036..................         55,000   49,784
                                                                      --------
 Non-Captive Diversified - 1.6%
 General Electric Capital Corp., 0.550%, 10/14/2008... JPY 13,000,000  112,457
 General Electric Capital Corp., 1.000%, 3/21/2012....      3,000,000   25,032
                                                                      --------
                                                                       137,489
                                                                      --------
 Paper - 0.8%
 Georgia-Pacific Corp., 7.700%, 6/15/2015............. USD     70,000   66,850
                                                                      --------
 Pipelines - 1.0%
 El Paso Corp., 6.950%, 6/01/2028, 144A...............         10,000    8,925
 El Paso Corp., 7.420%, 2/15/2037, 144A...............         25,000   23,125
 Kinder Morgan Energy Partners, 5.800%, 3/15/2035.....          5,000    4,267
 Kinder Morgan Finance, 6.400%, 1/05/2036.............         40,000   32,718
 Kinder Morgan Finance Co., 5.700%, 1/05/2016.........         10,000    8,682
 Kinder Morgan, Inc., 5.150%, 3/01/2015...............          5,000    4,236
 Southern Natural Gas Co., 7.350%, 2/15/2031..........         10,000    9,595
                                                                      --------
                                                                        91,548
                                                                      --------
 Sovereigns - 1.2%
 Government of Sweden, 4.000%, 12/01/2009............. SEK    175,000   24,572
 Republic of Argentina, 2.000%, 9/30/2014............. ARS    130,000   40,260
 Republic of Austria, 1.800%, 3/22/2010............... JPY  1,000,000    8,918
 Republic of Austria, 3.750%, 2/03/2009...............      1,000,000    9,360
 Republic of Germany, 3.250%, 4/17/2009............... EUR     20,000   25,291
                                                                      --------
                                                                       108,401
                                                                      --------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount   Value (+)
                                                           --------- ----------
 BONDS AND NOTES - continued

 Supermarkets - 1.1%
 Albertson's, Inc., 6.625%, 6/01/2028................. USD     5,000 $    3,972
 Albertson's, Inc., 7.450%, 8/01/2029.................        40,000     34,357
 Albertson's, Inc., 7.750%, 6/15/2026.................        20,000     17,786
 Albertson's, Inc., 8.000%, 5/01/2031.................        25,000     22,532
 Albertson's, Inc., 8.700%, 5/01/2030.................         5,000      4,736
 American Stores Co., 8.000%, 6/01/2026...............        10,000      9,616
                                                                     ----------
                                                                         92,999
                                                                     ----------
 Technology - 0.8%
 Sungard Data Systems, Inc., 9.125%, 8/15/2013,
   144A...............................................        10,000     10,375
 Xerox Corp., 6.400%, 3/15/2016.......................        60,000     56,625
                                                                     ----------
                                                                         67,000
                                                                     ----------
 Treasury Inflation Protected Securities - 83.4%
 U.S. Treasury Bonds, 2.000%, 1/15/2026(b)............       284,183    260,183
 U.S. Treasury Bonds, 2.375%, 1/15/2025(b)............       550,371    535,666
 U.S. Treasury Bonds, 3.375%, 4/15/2032(b)............     1,157,587  1,366,495
 U.S. Treasury Notes, 0.875%, 4/15/2010(b)............       675,215    636,943
 U.S. Treasury Notes, 1.625%, 1/15/2015(b)............       458,916    427,814
 U.S. Treasury Notes, 1.875%, 7/15/2013...............       460,656    442,536
 U.S. Treasury Notes, 1.875%, 7/15/2015(b)............       497,112    471,693
 U.S. Treasury Notes, 2.000%, 1/15/2014(b)............       561,458    541,938
 U.S. Treasury Notes, 2.000%, 7/15/2014(b)............       507,623    488,845
 U.S. Treasury Notes, 2.000%, 1/15/2016(b)............       243,586    232,615
 U.S. Treasury Notes, 3.000%, 7/15/2012(b)............       487,361    501,868
 U.S. Treasury Notes, 3.375%, 1/15/2012...............       141,810    148,546
 U.S. Treasury Notes, 3.500%, 1/15/2011(b)............       295,142    308,712
 U.S. Treasury Notes, 3.625%, 1/15/2008(b)............       293,022    298,058
 U.S. Treasury Notes, 3.875%, 1/15/2009(b)............       319,361    330,788
 U.S. Treasury Notes, 4.250%, 1/15/2010(b)............       287,357    305,272
                                                                     ----------
                                                                      7,297,972
                                                                     ----------
 Wireless - 0.8%
 Rogers Wireless, Inc., 6.375%, 3/01/2014.............        75,000     71,437
                                                                     ----------
 Wirelines - 2.5%
 AT&T Corp., 8.000%, 11/15/2031.......................       150,000    172,215
 Qwest Corp., 7.250%, 9/15/2025.......................        25,000     23,375
 Qwest Corp., 7.500%, 6/15/2023.......................        25,000     23,438
                                                                     ----------
                                                                        219,028
                                                                     ----------
 TOTAL BONDS AND NOTES (Identified Cost $9,095,211)...                8,622,928
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

                                                          Shares    Value (+)
                                                         --------- -----------
 SHORT-TERM INVESTMENTS - 24.4%
 State Street Securities Lending Quality Trust(c)....... 2,135,851 $ 2,135,851

 TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $2,135,851)........................             2,135,851
                                                                   -----------
 TOTAL INVESTMENTS - 123.0%
    (Identified Cost $11,231,062)(a)....................            10,758,779
   Other assets less liabilities--(23.0)%...............            (2,008,490)
                                                                   -----------
 TOTAL NET ASSETS - 100.0%..............................           $ 8,750,289
                                                                   ===========
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2006, the unrealized depreciation on investments based on cost of $11,343,983 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost........................................ $   5,984
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value...........................................  (591,188)
                                                               ---------
       Net unrealized depreciation............................ $(585,204)
                                                               =========

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $2,104,391 and $2,135,851, respectively.

(c)    Represents investment in securities lending collateral

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions Exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $61,275 or 0.70% of net assets.

Key to Abbreviations: ARS: Argentine Peso; EUR: Euro; JPY: Japanese Yen; SEK:
Swedish Krona; USD: United States Dollar

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Institutional High Income Fund

                                                        Principal
                                                         Amount      Value (+)
                                                      -------------- ----------
 BONDS AND NOTES - 85.3% of Total Net Assets

 NON-CONVERTIBLE BONDS - 73.0%

 Airlines - 0.4%
 American Airlines, Inc., Series 93A6, 8.040%,
   9/16/2011..................................... USD         50,184 $   48,177
 Continental Airlines, Inc., Series 2000-2,
   8.307%, 4/02/2018.............................            349,842    335,482
 Continental Airlines, Inc., Series 2001-1B,
   7.373%, 12/15/2015............................            215,105    204,894
                                                                     ----------
                                                                        588,553
                                                                     ----------
 Automotive - 3.5%
 Cummins Engine Co., Inc., 7.125%, 3/01/2028.....            350,000    345,209
 Ford Motor Co., 6.375%, 2/01/2029...............            475,000    327,750
 Ford Motor Credit Co., 5.700%, 1/15/2010........          1,425,000  1,248,210
 Ford Motor Credit Co., 7.000%, 10/01/2013.......          1,415,000  1,217,803
 General Motors Acceptance Canada, 6.625%,
   12/17/2010.................................... GBP         25,000     44,959
 General Motors Acceptance Corp., 6.750%,
   12/01/2014(b)................................. USD        195,000    181,120
 General Motors Acceptance Corp., 7.500%,
   12/01/2006.................................... NZD        250,000    149,313
 General Motors Acceptance Corp., 8.000%,
   11/01/2031.................................... USD         35,000     33,640
 GMAC International Finance BV, 8.000%, 3/14/2007 NZD      1,250,000    751,724
 Goodyear Tire & Rubber Co., 7.000%, 3/15/2028... USD        700,000    553,000
                                                                     ----------
                                                                      4,852,728
                                                                     ----------
 Banking - 4.7%
 Barclays Financial LLC, 4.100%, 3/22/2010, 144A. THB     52,000,000  1,275,487
 Barclays Financial LLC, 4.160%, 2/22/2010, 144A.         50,000,000  1,230,876
 Barclays Financial LLC, 4.460%, 9/23/2010, 144A. KRW    520,000,000    543,771
 Barclays Financial LLC, 5.500%, 11/01/2010, 144A THB     15,000,000    384,778
 BNP Paribas SA, Zero Coupon Bond, 6/13/2011,
   144A.......................................... IDR 10,477,600,000    665,495
 HSBC Bank USA, 3.310%, 8/25/2010, 144A.......... USD        500,000    492,850
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   5/10/2010, 144A............................... BRL      2,200,000    584,925
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   3/28/2011, 144A............................... IDR  6,846,018,000    446,416
 J.P. Morgan Chase & Co., Zero Coupon Bond,
   3/28/2011, 144A...............................      5,376,000,000    350,559
 J.P. Morgan Chase London, Zero Coupon Bond,
   10/21/2010, 144A..............................      9,533,078,500    652,044
                                                                     ----------
                                                                      6,627,201
                                                                     ----------
 Chemicals - 3.9%
 Borden, Inc., 7.875%, 2/15/2023................. USD      1,224,000    994,500
 Borden, Inc., 9.200%, 3/15/2021.................          2,231,000  2,035,787
 Hercules, Inc., 6.500%, 6/30/2029...............            918,000    726,368
 IMC Global, Inc., 7.300%, 1/15/2028.............          1,405,000  1,264,500
 IMC Global, Inc., 7.375%, 8/01/2018.............            400,000    376,000
                                                                     ----------
                                                                      5,397,155
                                                                     ----------
 Construction Machinery - 0.4%
 Great Lakes Dredge & Dock Corp., 7.750%,
   12/15/2013....................................            300,000    276,375
 United Rentals North America, Inc., 7.000%,
   2/15/2014(b)..................................            395,000    360,931
                                                                     ----------
                                                                        637,306
                                                                     ----------
 Electric - 3.3%
 AES Corp., 7.750%, 3/01/2014....................          1,185,000  1,190,925
 AES Corp., 8.375%, 3/01/2011.................... GBP        405,000    748,926
 Dynegy Holdings, Inc., 7.125%, 5/15/2018........ USD        100,000     87,500

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount   Value (+)
                                                           --------- ----------
 BONDS AND NOTES - continued

 Electric - continued
 Dynegy Holdings, Inc., 7.625%, 10/15/2026............ USD   220,000 $  192,500
 Dynegy Holdings, Inc., 8.375%, 5/01/2016 144A........       250,000    246,250
 NGC Corporation Capital Trust I, Series B, 8.316%,
   6/01/2027..........................................     1,035,000    884,925
 NRG Energy, Inc., 7.375%, 2/01/2016..................       575,000    560,625
 Quezon Power Philippines Co., 8.860%, 6/15/2017......       435,000    430,650
 TXU Corp., Series P, 5.550%, 11/15/2014..............        45,000     40,816
 TXU Corp., Series R, 6.550%, 11/15/2034..............       300,000    263,545
                                                                     ----------
                                                                      4,646,662
                                                                     ----------
 Government Owned- No Guarantee - 0.7%
 SLM Corp., 6.500%, 6/15/2010......................... NZD 1,575,000    946,426
                                                                     ----------
 Healthcare - 1.0%
 HCA, Inc., 7.050%, 12/01/2027........................ USD   750,000    656,846
 HCA, Inc., 7.500%, 11/06/2033........................       750,000    685,488
                                                                     ----------
                                                                      1,342,334
                                                                     ----------
 Home Construction - 2.5%
 K Hovnanian Enterprises, Inc., 6.250%, 1/15/2015.....       120,000    105,150
 K Hovnanian Enterprises, Inc., 6.250%, 1/15/2016.....     1,113,000    965,528
 K Hovnanian Enterprises, Inc., 6.375%, 12/15/2014....       280,000    247,800
 K Hovnanian Enterprises, Inc., 6.500%, 1/15/2014.....       272,000    244,800
 K Hovnanian Enterprises, Inc., 7.500%, 5/15/2016.....       750,000    695,625
 KB Home, 7.250%, 6/15/2018...........................     1,260,000  1,175,363
                                                                     ----------
                                                                      3,434,266
                                                                     ----------
 Independent/Energy - 0.3%
 Astoria Depositor Corp., 8.144%, 5/01/2021, 144A.....       350,000    366,898
                                                                     ----------
 Integrated/Energy - 1.9%
 Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A...     1,450,000  1,297,750
 Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A....     1,435,000  1,348,900
                                                                     ----------
                                                                      2,646,650
                                                                     ----------
 Life Insurance - 1.6%
 ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A. SGD 3,700,000  2,247,408
                                                                     ----------
 Media Cable - 0.9%
 NTL Cable Plc, 9.750%, 4/15/2014..................... GBP   650,000  1,201,981
                                                                     ----------
 Metals & Mining - 0.4%
 Murrin Murrin Holdings Property Ltd., 9.375%,
   8/31/2007(c)....................................... USD   825,000         --
 Vale Overseas Ltd., 8.250%, 1/17/2034................       500,000    539,375
                                                                     ----------
                                                                        539,375
                                                                     ----------
 Non-Captive Diversified - 1.4%
 General Electric Capital Corp., 6.500%, 9/28/2015.... NZD 3,250,000  1,962,400
                                                                     ----------
 Oil Field Services - 1.4%
 North America Energy Partners, Inc., 8.750%,
   12/01/2011......................................... USD 2,015,000  1,934,400
                                                                     ----------
 Packaging - 1.0%
 Owens-Illinois, Inc., 7.800%, 5/15/2018..............     1,455,000  1,367,700
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Principal
                                                           Amount    Value (+)
                                                          ---------- ----------
BONDS AND NOTES - continued

Paper - 3.0%
Abitibi-Consolidated, Inc., 5.250%, 6/20/2008........ USD    200,000 $  187,000
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013........        250,000    202,500
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028........        125,000     98,750
Bowater, Inc., 6.500%, 6/15/2013(b)..................        250,000    217,500
Domtar, Inc., 5.375%, 12/01/2013.....................        575,000    465,750
Georgia-Pacific Corp. (Timber Group), 7.250%,
  6/01/2028..........................................      1,160,000  1,026,600
Georgia-Pacific Corp., 7.375%, 12/01/2025............        105,000     95,025
Georgia-Pacific Corp., 7.750%, 11/15/2029............        625,000    571,875
Georgia-Pacific Corp., 8.875%, 5/15/2031.............        500,000    497,500
Jefferson Smurfit Corp., 7.500%, 6/01/2013...........        860,000    769,700
                                                                     ----------
                                                                      4,132,200
                                                                     ----------
Pharmaceuticals - 0.8%
Elan Financial Plc, 7.750%, 11/15/2011...............      1,140,000  1,088,700
                                                                     ----------
Pipelines - 4.8%
El Paso Corp., 6.375%, 2/01/2009, 144A...............        320,000    314,400
El Paso Corp., 6.750%, 5/15/2009(b)..................        465,000    459,188
El Paso Corp., 7.000%, 5/15/2011.....................        285,000    281,081
El Paso Corp., 7.750%, 6/15/2010, 144A...............        300,000    304,500
El Paso Corp., 7.800%, 8/01/2031(b)..................        500,000    485,625
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)....        725,000    671,292
Transcontinental Gas Pipe Line Corp., 6.400%,
  4/15/2016 144A.....................................      1,000,000    957,500
Williams Cos., Inc., 7.500%, 1/15/2031...............      3,375,000  3,256,875
                                                                     ----------
                                                                      6,730,461
                                                                     ----------
Railroads - 0.2%
Missouri Pacific Railroad Co., 4.750%, 1/01/2020(b)..         30,000     25,040
Missouri Pacific Railroad Co., 5.000%, 1/01/2045.....        314,000    235,059
                                                                     ----------
                                                                        260,099
                                                                     ----------
Retailers - 2.9%
Dillard's, Inc., 6.625%, 1/15/2018...................        500,000    462,500
Dillard's, Inc., 7.000%, 12/01/2028..................        350,000    309,750
Dillard's, Inc., 7.130%, 8/01/2018...................        500,000    472,500
Dillard's, Inc., 7.750%, 7/15/2026...................      1,500,000  1,421,250
Toys R Us, 7.375%, 10/15/2018........................        930,000    659,138
Woolworth Corp., 8.500%, 1/15/2022...................        659,000    664,766
                                                                     ----------
                                                                      3,989,904
                                                                     ----------
Sovereigns - 11.7%
Canadian Government, 2.750%, 12/01/2007.............. CAD  4,400,000  3,851,724
Mexican Fixed Rate Bonds, 8.000%, 12/07/2023......... MXN  9,500,000    732,944
Mexican Fixed Rate Bonds, 9.000%, 12/20/2012.........     36,500,000  3,251,489
Republic of Argentina, Zero Coupon Bond,
  12/15/2035(d)...................................... USD    720,705     63,494
Republic of Argentina, 4.889%, 8/03/2012(d)..........        195,000    161,265
Republic of Argentina, 8.280%, 12/31/2033............        264,501    235,670
Republic of Brazil, 8.250%, 1/20/2034(b).............      3,325,000  3,491,250
Republic of Brazil, 10.250%, 6/17/2013...............        700,000    829,500
Republic of Peru, 5.000%, 3/07/2017(d)...............        266,750    254,079

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value (+)
                                                         ---------- -----------
BONDS AND NOTES - continued

Sovereigns - continued
Republic of South Africa, 12.500%, 12/21/2006....... ZAR    455,000 $    64,635
Republic of South Africa, 13.000%, 8/31/2010........      8,190,000   1,315,746
Republic of Uruguay, 7.500%, 3/15/2015(b)........... USD  1,133,000   1,090,513
Republic of Uruguay, 7.875%, 1/15/2033(b)(e)........      1,057,522     962,345
                                                                    -----------
                                                                     16,304,654
                                                                    -----------
Supermarkets - 1.4%
Albertson's, Inc., 6.625%, 6/01/2028................        240,000     190,639
Albertson's, Inc., 7.450%, 8/01/2029................      1,210,000   1,039,297
Albertson's, Inc., 8.000%, 5/01/2031................        480,000     432,612
Albertson's, Inc., 8.700%, 5/01/2030................        180,000     170,515
American Stores Co., 8.000%, 6/01/2026..............        110,000     105,776
                                                                    -----------
                                                                      1,938,839
                                                                    -----------
Supranational - 2.4%
Inter-American Development Bank, Zero Coupon Bond,
  5/11/2009......................................... BRL 11,000,000   3,341,798
                                                                    -----------
Technology - 7.4%
Affiliated Computer Services, Inc., 5.200%,
  6/01/2015......................................... USD    100,000      87,500
Amkor Technology, Inc., 7.125%, 3/15/2011...........        250,000     226,875
Amkor Technology, Inc., 7.750%, 5/15/2013...........        775,000     701,375
Amkor Technology, Inc., 10.500%, 5/01/2009(b).......         99,000     101,228
Corning, Inc., 6.850%, 3/01/2029(b).................        701,000     713,082
Hynix Semiconductor, Inc., 9.875%, 7/01/2012, 144A..        250,000     267,187
Lucent Technologies, Inc., 6.450%, 3/15/2029........      3,415,000   2,902,750
Nortel Networks Corp., 6.875%, 9/01/2023............      1,000,000     800,000
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A......        600,000     610,500
Northern Telecom Capital Corp., 7.875%, 6/15/2026...      1,975,000   1,619,500
Xerox Corp., 6.400%, 3/15/2016......................      2,500,000   2,359,375
                                                                    -----------
                                                                     10,389,372
                                                                    -----------
Transportation Services - 5.2%
American President Cos. Ltd., 8.000%, 1/15/2024(f)..      2,685,000   2,396,432
Atlas Air Worldwide Holdings, Inc., 7.200%,
  1/02/2019.........................................        260,415     257,811
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015..        397,855     389,898
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011..        399,542     323,629
Atlas Air, Inc., Series 2000-1, 9.702%, 1/02/2008...         40,344      31,468
Atlas Air, Inc., Series B, 7.680%, 1/02/2014........      2,207,572   2,185,496
Bombardier, Inc., 7.350%, 12/22/2026................ CAD    600,000     470,304
Bombardier, Inc., 7.450%, 5/01/2034, 144A........... USD  1,500,000   1,252,500
                                                                    -----------
                                                                      7,307,538
                                                                    -----------
Wirelines - 3.9%
Hawaiian Telcom Communication, 12.500%, 5/01/2015...         50,000      52,375
Level 3 Communications, Inc., 11.500%, 3/01/2010,
  144A..............................................          5,000       4,950
Philippine Long Distance Telephone Co., 8.350%,
  3/06/2017.........................................      1,100,000   1,149,500
Qwest Capital Funding, Inc., 6.500%, 11/15/2018.....        954,000     839,520
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)...        795,000     685,687

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount    Value (+)
                                                         --------- ------------
BONDS AND NOTES - continued

Wirelines - continued
Qwest Capital Funding, Inc., 7.000%, 8/03/2009(b)... USD   400,000 $    393,000
Qwest Capital Funding, Inc., 7.250%, 2/15/2011......       400,000      389,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021......       200,000      185,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031......     1,470,000    1,374,450
Qwest Communications International, Inc., Series B,
  7.250%, 11/01/2008................................        25,000       24,063
Qwest Corporation, 6.875%, 9/15/2033................       135,000      116,775
Qwest Corporation, 7.250%, 9/15/2025................        15,000       14,025
Qwest Corporation, 7.250%, 10/15/2035...............       225,000      203,625
                                                                   ------------
                                                                      5,432,470
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS (Identified Cost
  $95,756,956)......................................                101,655,478
                                                                   ------------
CONVERTIBLE BONDS - 12.3%
Airlines - 0.5%
Continental Airlines, Inc., 5.000%, 6/15/2023(b)....       425,000      720,906
Healthcare - 0.2%
CONMED Corp., 2.500%, 11/15/2024....................       225,000      184,500
Invitrogen Corp., 1.500%, 2/15/2024.................       150,000      125,625
                                                                   ------------
                                                                        310,125
                                                                   ------------
Media Non-Cable - 0.0%
Sinclair Broadcast Group, Inc., (Step to 2.000% on
  1/16/2011), 4.875%, 7/15/2018(g)..................        75,000       65,063
                                                                   ------------
Pharmaceuticals - 7.1%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008......     1,005,000      963,544
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024.......       230,000      154,100
Human Genome Sciences, Inc., 2.250%, 8/15/2012......       200,000      175,000
Incyte Corp., 3.500%, 2/15/2011.....................     1,015,000      777,744
IVAX Corp., 4.500%, 5/15/2008.......................        55,000       55,275
Nektar Therapeutics, 3.250%, 9/28/2012, 144A........       350,000      380,625
Nektar Therapeutics, 3.500%, 10/17/2007.............       940,000      917,675
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008.     1,600,000    1,540,000
Valeant Pharmaceuticals International, 3.000%,
  8/16/2010.........................................     1,230,000    1,071,637
Valeant Pharmaceuticals International, 4.000%,
  11/15/2013........................................       965,000      834,725
Vertex Pharmaceuticals, Inc., 5.750%, 2/15/2011,
  144A..............................................     1,200,000    2,958,000
                                                                   ------------
                                                                      9,828,325
                                                                   ------------
Technology - 2.5%
Amkor Technology, Inc., 5.000%, 3/15/2007(b)........       670,000      659,950
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008       595,000      495,337
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010.       220,000      184,800
Maxtor Corp., 5.750%, 3/01/2012(f)..................     1,792,000    1,648,640
Nortel Networks Corp., 4.250%, 9/01/2008............       425,000      400,563
Richardson Electric Ltd., 7.750%, 12/15/2011, 144A..       132,000      118,800
                                                                   ------------
                                                                      3,508,090
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount    Value (+)
                                                        --------- ------------
 BONDS AND NOTES - continued

 Textile - 0.4%
 Dixie Yarns, Inc., 7.000%, 5/15/2012.............. USD    25,000 $     23,500
 Kellwood Co.,(Step to 0.000% on 6/16/2011),
   3.500%, 6/15/2034(b)(g).........................       600,000      516,750
                                                                  ------------
                                                                       540,250
                                                                  ------------
 Transportation Services - 0.0%
 Builders Transportation, Inc., 8.000%,
   8/15/2005(c)....................................        75,000           --
                                                                  ------------
 Wirelines - 1.6%
 Level 3 Communications, Inc., 2.875%, 7/15/2010...     1,860,000    1,683,300
 Level 3 Communications, Inc., 6.000%, 9/15/2009...       445,000      388,262
 Level 3 Communications, Inc., 6.000%, 3/15/2010...       105,000       87,019
                                                                  ------------
                                                                     2,158,581
                                                                  ------------
 TOTAL CONVERTIBLE BONDS (Identified Cost
   $14,429,499)....................................                 17,131,340
                                                                  ------------
 TOTAL BONDS AND NOTES (Identified Cost
   $110,186,455)...................................                118,786,818
                                                                  ------------

                                                         Shares
                                                        ---------
 COMMON STOCKS - 8.1%

 Automotive - 2.7%
 Cummins, Inc......................................        31,031    3,793,540
                                                                  ------------
 Communications Equipment - 1.2%
 Corning, Inc.(h)..................................        69,766    1,687,640
                                                                  ------------
 Food - 0.1%
 ConAgra Foods, Inc................................         3,100       68,541
                                                                  ------------
 Healthcare - 0.1%
 HCA, Inc..........................................         4,000      172,600
                                                                  ------------
 Home Construction - 0.2%
 KB Home...........................................         6,775      310,634
                                                                  ------------
 Metals & Mining - 0.2%
 Companhia Vale do Rio Doce ADR....................        10,900      262,036
                                                                  ------------
 Real Estate Investment Trusts - 1.0%
 Apartment Investment & Management Co..............         4,275      185,749
 Associated Estates Realty Corp.(b)................        32,565      403,806
 Developers Diversified Realty Corp................         7,125      371,782
 Host Marriott Corp................................        19,521      426,924
                                                                  ------------
                                                                     1,388,261
                                                                  ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
COMMON STOCKS - continued

Wirelines - 2.6%
Philippine Long Distance Telephone Co., ADR(b)......... USD 106,114 $ 3,663,055
                                                                    -----------
TOTAL COMMON STOCKS (Identified Cost $5,150,956).......              11,346,307
                                                                    -----------
PREFERRED STOCKS - 3.4%

CONVERTIBLE PREFERRED STOCKS - 3.4%

Construction Machinery - 0.3%
United Rentals Trust, 6.500%(h)........................       7,500     354,375
                                                                    -----------
Electric - 0.5%
AES Trust III, 6.750%..................................      15,825     747,889
                                                                    -----------
Electric Utilities - 0.2%
CMS Energy Trust I, 7.750%.............................       4,150     205,425
                                                                    -----------
Hotels, Restaurants & Leisure - 0.6%
Six Flags, Inc., 7.250%(b).............................      37,800     816,480
                                                                    -----------
Lodging - 0.0%
Felcor Lodging, Series A, 1.950%(b)....................       1,100      26,829
                                                                    -----------
Packaging - 1.0%
Owens-Illinois, Inc., 4.750%...........................      40,325   1,411,375
                                                                    -----------
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%.................       2,500      90,575
                                                                    -----------
Technology - 0.7%
Lucent Technologies Capital Trust, 7.750%..............       1,000   1,010,250
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost
  $4,343,150)..........................................               4,663,198
                                                                    -----------
TOTAL PREFERRED STOCKS (Identified Cost $4,343,150)....               4,663,198
                                                                    -----------
MUTUAL FUNDS - 0.8%

Bond Mutual Funds - 0.8%
High Income Opportunity Fund, Inc......................      90,125     547,059

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Shares      Value (+)
                                                      ----------- ------------
MUTUAL FUNDS - continued

Bond Mutual Funds - continued
Managed High Income Portfolio, Inc............... USD      93,550 $    550,074
                                                                  ------------
                                                                     1,097,133
                                                                  ------------
TOTAL MUTUAL FUNDS
  (Identified Cost $1,101,609)...................                    1,097,133
                                                                  ------------

                                                       Principal
                                                        Amount
                                                      -----------
SHORT-TERM INVESTMENTS - 9.4%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450%
  to be repurchased at $2,254,648 on 7/03/06
  collateralized by $2,060,000 U.S. Treasury
  Bond, 6.25% due 8/15/23 with a value of
  $2,303,714(i)..................................     $ 2,254,000    2,254,000
                                                                  ------------

                                                        Shares
                                                      -----------
State Street Securities Lending Quality Trust(j).      10,893,291   10,893,291
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Identified Cost
  $13,147,291)...................................                   13,147,291
                                                                  ------------
TOTAL INVESTMENTS - 107.0%
  (Identified Cost $133,929,461)(a)..............                  149,040,747
  Other assets less liabilities--(7.0)%..........                   (9,786,208)
                                                                  ------------
TOTAL NET ASSETS - 100.0%........................                 $139,254,539
                                                                  ============

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the market value that would be realized if the securities were sold. Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes):

       At June 30, 2006, the net unrealized appreciation on investments based on cost of $133,953,383 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of
          value over tax cost............................. $17,467,576
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value.................................  (2,380,212)
                                                           -----------
        Net unrealized appreciation....................... $15,087,364
                                                           ===========

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $10,788,489 and $10,893,291, respectively.

(c)    Non-Income producing security due to default or bankruptcy filing.

(d)    Variable rate security. Rate as of June 30, 2006 is disclosed.

(e)    Payment-in-Kind Security.

(f) Illiquid Security. At June 30, 2006, the value of these securities amounted to $4,045,072 or 2.90% of total net assets.

(g) Step Bond: Coupon is at or above market rate for an initial period and then decreases at a specified date and rate.

(h)    Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(j)    Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to 19,303,369 or 13.86% of total net assets.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

       Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP:
       Great British Pound; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN:
       Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB Thailand Bhat; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
 BONDS AND NOTES - 98.8% of Total Net Assets

 NON-CONVERTIBLE BONDS - 98.8%
 Agencies - 1.0%
 Pemex Project Funding Master Trust, 6.125% ,
   8/15/2008.......................................... USD  400,000  $  399,200
                                                                     ----------
 Asset-Backed Securities - 8.9%
 Americredit Automobile Receivables Trust, Series
   2004-DF, Class A4, 3.430% , 7/06/2011..............      130,000     125,251
 Capital Auto Receivables Asset Trust, Series 2004-2,
   Class A3, 3.580% , 1/15/2009.......................      365,000     357,115
 Capital Auto Receivables Asset Trust, Series 2004-2,
   Class A4, 3.750% , 7/15/2009.......................       25,000      24,258
 Chase Issuance Trust, 3.220% , 6/15/2010.............      110,000     106,821
 Countrywide Asset Backed Certificates, Series
   2004-S1, Class A2, 3.872% , 3/25/2020..............      270,000     265,032
 Countrywide Asset Backed Certificates, Series
   2004-S1, Class A3, 4.615% , 2/25/2035..............      135,000     129,150
 Countrywide Asset-Backed Certificates, Series
   2006-S1, Class A2, 5.549% , 8/25/2021..............      410,000     406,681
 DaimlerChrysler Auto Trust, Series 2004-C, Class A4,
   3.280% , 12/08/2009................................      250,000     241,946
 Ford Credit Auto Owner Trust, 4.380% , 1/15/2010.....      355,000     347,439
 Honda Auto Receivables Owner Trust, Series 2004-3,
   Class A4, 3.280% , 2/18/2010.......................      285,000     274,523
 Navistar Financial Corp. Owner Trust, Series 2004-B,
   Class A4, 3.530% , 10/15/2012......................      280,000     267,826
 USAA Auto Owner Trust, Series 2004-3, Class A4,
   3.530% , 6/15/2011.................................      415,000     401,923
 USAA Auto Owner Trust, Series 2006-1, Class A3,
   5.010% , 9/15/2010.................................      175,000     173,509
 WFS Financial Owner Trust, Series 2004-2, Class A4,
   3.540% , 11/21/2011................................      500,000     488,585
                                                                     ----------
                                                                      3,610,059
                                                                     ----------
 Automotive - 0.5%
 Ford Motor Credit Co., 7.000% , 10/01/2013...........      235,000     202,250
                                                                     ----------
 Banking - 3.7%
 Bank of America Corp., 6.250% , 4/01/2008............      435,000     439,134
 Citigroup, Inc., 3.500% , 2/01/2008..................      115,000     111,364
 HSBC Finance Corp., 4.750% , 4/15/2010...............      525,000     506,391
 J.P. Morgan Chase & Co., 5.600% , 6/01/2011..........      465,000     461,628
                                                                     ----------
                                                                      1,518,517
                                                                     ----------
 Brokerage - 1.5%
 Goldman Sachs Group, Inc., 4.500% , 6/15/2010........      300,000     286,821
 Morgan Stanley, 5.300% , 3/01/2013...................      310,000     299,849
                                                                     ----------
                                                                        586,670
                                                                     ----------
 Building Materials - 0.5%
 American Standard, Inc., 7.625% , 2/15/2010(b).......      190,000     198,384
                                                                     ----------
 Commercial Mortgage-Backed Securities - 4.1%
 Banc of America Commercial Mortgage, Inc., Series
   2006-2, ClassA4, 5.741% , 5/10/2045................      200,000     198,833

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
BONDS AND NOTES - continued

Commercial Mortgage-Backed Securities - continued
Citigroup/Deutsche Bank Commercial Mortgage, 5.408% ,
  1/15/2046........................................... USD  140,000  $  137,837
GS Mortgage Securities Corporation II, Series
  2005-GG4, Class A4A, 4.751% , 7/10/2039.............      205,000     189,463
J.P. Morgan Chase Commercial Mortgage Securities
  Corp., Series 2006-LDP7, Class A2, 5.862% ,
  4/15/2045...........................................      365,000     366,569
LB UBS Commercial Mortgage Trust, Series 2005-C3,
  Class A3, 4.647% , 7/15/2030........................      230,000     218,571
Merrill Lynch/Countrywide Commercial Mortgage Trust,
  Series 2006-2, ClassA4, 5.910% , 6/12/2046..........      210,000     211,083
Morgan Stanley Capital I, Inc., 4.890% , 6/12/2047....      330,000     307,596
Nomura Asset Securities Corp., 6.280% , 3/15/2030.....       20,756      20,772
                                                                     ----------
                                                                      1,650,724
                                                                     ----------
Construction Machinery - 0.6%
Caterpillar Financial Services Corp., 3.100% ,
  5/15/2007...........................................      235,000     230,009
                                                                     ----------
Electric - 3.2%
Dominion Resources, Inc., 4.125% , 2/15/2008..........      300,000     292,449
Duke Energy Co., 5.625% , 11/30/2012..................      300,000     296,436
Exelon Generation Co., LLC, 6.950% , 6/15/2011........      300,000     312,797
FirstEnergy Corp., Series B, 6.450% , 11/15/2011......      400,000     407,009
                                                                     ----------
                                                                      1,308,691
                                                                     ----------
Entertainment - 1.0%
AOL Time Warner, Inc., 6.150% , 5/01/2007.............      400,000     401,372
                                                                     ----------
Food & Beverage - 0.7%
HJ Heinz Finance Co., 6.000% , 3/15/2012..............      100,000      99,548
Kraft Food, Inc., 5.250% , 6/01/2007..................      200,000     198,791
                                                                     ----------
                                                                        298,339
                                                                     ----------
Healthcare - 3.1%
Aetna, Inc., 7.875% , 3/01/2011.......................      350,000     377,186
Boston Scientific Corp., 6.000% , 6/15/2011...........      205,000     202,237
HCA, Inc., 5.250% , 11/06/2008........................      400,000     389,457
Wellpoint, Inc., 3.750% , 12/14/2007..................      185,000     179,757
Wellpoint, Inc., 5.250% , 1/15/2016...................       95,000      89,033
                                                                     ----------
                                                                      1,237,670
                                                                     ----------
Home Construction - 0.5%
D.R. Horton, Inc., 5.375% , 6/15/2012(b)..............      215,000     200,910
                                                                     ----------
Independent/Energy - 1.1%
XTO Energy, Inc., 4.900% , 2/01/2014..................      500,000     459,140
                                                                     ----------
Industrial Other - 0.6%
IDEX Corp., 6.875% , 2/15/2008........................      250,000     251,700
                                                                     ----------
Integrated/Energy - 0.6%
Phillips Petroleum Co., 6.375% , 3/30/2009............      250,000     254,598
                                                                     ----------
Media Cable - 1.0%
Comcast Cable Communications, 7.125% , 6/15/2013......      190,000     199,031
Cox Communications, Inc., 5.450% , 12/15/2014.........      215,000     198,788
                                                                     ----------
                                                                        397,819
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
BONDS AND NOTES - continued

Media Non-Cable - 1.0%
News America, Inc., 6.625% , 1/09/2008................ USD   400,000 $  405,116
                                                                     ----------
Mortgage-Related - 22.9%
Federal Home Loan Mortgage Corp., 5.000% , 8/15/2024..       799,484    787,864
Federal Home Loan Mortgage Corp., 5.500% , 3/01/2013..        20,614     20,254
Federal Home Loan Mortgage Corp., 6.000% , 11/01/2012.        34,157     34,200
Federal Home Loan Mortgage Corp., 6.000% , 6/01/2035..       393,247    388,366
Federal National Mortgage Association, 5.000% ,
  1/01/2019...........................................       459,958    443,977
Federal National Mortgage Association, 5.000% ,
  2/01/2019...........................................       676,602    652,644
Federal National Mortgage Association, 5.000% ,
  12/01/2019..........................................     1,865,294  1,799,245
Federal National Mortgage Association, 5.000% ,
  4/01/2020...........................................     1,161,880  1,119,355
Federal National Mortgage Association, 5.500% ,
  1/01/2017...........................................        81,330     79,970
Federal National Mortgage Association, 5.500% ,
  1/01/2017...........................................        93,978     92,423
Federal National Mortgage Association, 5.500% ,
  2/01/2017...........................................        49,152     48,331
Federal National Mortgage Association, 5.500% ,
  8/01/2017...........................................     1,060,931  1,043,372
Federal National Mortgage Association, 5.500% ,
  9/01/2017...........................................       241,190    237,198
Federal National Mortgage Association, 5.500% ,
  1/01/2020...........................................     1,743,178  1,712,486
Federal National Mortgage Association, 5.500% ,
  3/01/2020...........................................       800,686    786,078
                                                                     ----------
                                                                      9,245,763
                                                                     ----------
Non-Captive Consumer - 2.8%
American General Finance Corp., 2.750% , 6/15/2008....       350,000    331,354
Capital One Bank, 4.875% , 5/15/2008..................       300,000    295,556
Residential Capital Corp., 6.375% , 6/30/2010.........       500,000    493,195
                                                                     ----------
                                                                      1,120,105
                                                                     ----------
Non-Captive Diversified - 3.0%
CIT Group, Inc., 3.375% , 4/01/2009...................       450,000    423,965
General Electric Capital Corp., 2.800% , 1/15/2007....       150,000    147,926
General Electric Capital Corp., 3.500% , 8/15/2007....       250,000    244,130
International Lease Finance Corp., 5.750% ,
  6/15/2011(b)........................................       405,000    402,024
                                                                     ----------
                                                                      1,218,045
                                                                     ----------
Oil Field Services - 1.3%
Halliburton Co., 5.500% , 10/15/2010..................        45,000     44,574
Halliburton Co., 5.625% , 12/01/2008..................       150,000    149,560
Halliburton Co., 6.000% , 8/01/2006...................       350,000    350,031
                                                                     ----------
                                                                        544,165
                                                                     ----------
Pharmaceuticals - 0.5%
Caremark RX, Inc., 7.375% , 10/01/2006................       180,000    180,629
                                                                     ----------
Pipelines - 0.5%
Kinder Morgan, Inc., 6.500% , 9/01/2012...............       210,000    199,541
                                                                     ----------
Railroads - 0.7%
Union Pacific Corp., 3.875% , 2/15/2009...............       300,000    286,800
                                                                     ----------
Real Estate Investment Trusts - 4.3%
American Health Properties, Inc., 7.500% , 1/15/2007..       275,000    277,601
Colonial Reality LP, 4.750% , 2/01/2010...............        55,000     52,656
EOP Operating LP, 4.650% , 10/01/2010.................       320,000    303,412

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount    Value(+)
                                                         --------- -----------
  BONDS AND NOTES - continued

  Real Estate Investment Trusts - continued
  iStar Financial, Inc., 5.150% , 3/01/2012......... USD   350,000 $   332,778
  Prologis 2006, 5.500% , 4/01/2012.................       400,000     389,411
  Simon Property Group LP, 3.750% , 1/30/2009.......       400,000     380,501
                                                                   -----------
                                                                     1,736,359
                                                                   -----------
  Refining - 1.1%
  Valero Energy Corp., 4.750% , 6/15/2013(b)........       500,000     459,171
                                                                   -----------
  Retailers - 0.9%
  J.C. Penney Co., Inc., 7.600% , 4/01/2007(b)......       350,000     354,226
                                                                   -----------
  Sovereigns - 1.0%
  United Mexican States, 4.625% , 10/08/2008........       400,000     390,000
                                                                   -----------
  Supermarkets - 1.1%
  Kroger Co., 6.200% , 6/15/2012....................       345,000     344,807
  Kroger Co., 6.750% , 4/15/2012....................       115,000     118,061
                                                                   -----------
                                                                       462,868
                                                                   -----------
  Technology - 1.8%
  Arrow Electronics, Inc., 7.000% , 1/15/2007.......       350,000     352,114
  Corning, Inc., 6.200% , 3/15/2016.................        45,000      44,704
  Jabil Circuit, Inc., 5.875% , 7/15/2010...........       350,000     347,096
                                                                   -----------
                                                                       743,914
                                                                   -----------
  Transportation Services - 1.0%
  ERAC USA Finance Co., 6.800% , 2/15/2008, 144A....       200,000     202,577
  ERAC USA Finance Co., 7.350% , 6/15/2008, 144A....       200,000     205,276
                                                                   -----------
                                                                       407,853
                                                                   -----------
  Treasuries - 17.6%
  U.S. Treasury Notes, 3.375% , 2/15/2008...........     1,240,000   1,205,222
  U.S. Treasury Notes, 3.875% , 2/15/2013...........     1,750,000   1,629,003
  U.S. Treasury Notes, 4.000% , 2/15/2015...........     2,190,000   2,018,050
  U.S. Treasury Notes, 4.250% , 10/31/2007..........       735,000     725,841
  U.S. Treasury Notes, 4.500% , 11/15/2015..........     1,625,000   1,547,813
                                                                   -----------
                                                                     7,125,929
                                                                   -----------
  Wireless - 0.3%
  AT&T Wireless Services, Inc., 7.500% , 5/01/2007..       100,000     101,399
                                                                   -----------
  Wirelines - 4.4%
  AT&T, Inc., 4.125% , 9/15/2009....................       280,000     266,016
  AT&T, Inc., 5.100% , 9/15/2014....................       170,000     157,711
  Embarq Corp., 7.082% , 6/01/2016..................       205,000     203,874
  Qwest Corp., 5.625% , 11/15/2008..................       110,000     107,250
  Sprint Capital Corp., 6.375% , 5/01/2009(b).......       830,000     843,003
  Verizon Virginia, Inc., 4.625% , 3/15/2013........       225,000     202,165
                                                                   -----------
                                                                     1,780,019
                                                                   -----------
  TOTAL NON-CONVERTIBLE BONDS (Identified Cost
    $41,119,300)....................................                39,967,954
                                                                   -----------
  TOTAL BONDS AND NOTES (Identified Cost
    $41,119,300)....................................                39,967,954
                                                                   -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount      Value(+)
                                                        ---------- -----------
 SHORT-TERM INVESTMENTS - 3.9%
 Tri-Party Repurchase Agreement with Fixed Income
   Clearing Corporation, dated 6/30/06 at 3.450% to be
   repurchased at $139,040 on 7/03/06 collateralized
   by $130,000 U.S. Treasury Bond, 6.250% due 8/15/23
   with a value of $145,380(c)......................... $  139,000     139,000
                                                                   -----------

                                                         Shares
                                                        ----------
 State Street Securities Lending Quality Trust(d)......  1,449,972   1,449,972
                                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $1,588,972)........................              1,588,972
                                                                   -----------
 TOTAL INVESTMENTS - 102.7% (Identified Cost
   $42,708,272)(a).....................................             41,556,926
   Other assets less liabilities--(2.7)%...............             (1,090,840)
                                                                   -----------
 TOTAL NET ASSETS - 100.0%.............................            $40,466,086
                                                                   ===========
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the market value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

       At June 30, 2006, the unrealized depreciation on investments based on cost of $42,880,674 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $    44,097
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (1,367,845)
                                                            -----------
       Net unrealized depreciation......................... $(1,323,748)
                                                            ===========

       At September 30, 2005, the Fund had a capital loss carryover of approximately $3,797 which expires on September 30, 2013. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $1,424,207 and $1,449,972, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)    Represents investment of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $407,853 or 1.01% of total net assets.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

                                                        Principal
                                                         Amount      Value(+)
                                                      ------------- -----------
 BONDS AND NOTES - 95.8% of Total Net Assets

 NON-CONVERTIBLE BONDS - 91.4%
 Agencies - 0.3%
 Pemex Project Funding Master Trust, 8.625%,
   2/01/2022..................................... USD       500,000 $   559,000
                                                                    -----------
 Airlines - 2.0%
 Qantas Airways Ltd., 6.050%, 4/15/2016, 144A....         3,455,000   3,345,812
                                                                    -----------
 Asset-Backed Securities - 1.3%
 Community Program Loan Trust, Series 1987-A,
   Class A5, 4.500%, 4/01/2029...................         2,500,000   2,242,762
                                                                    -----------
 Automotive - 3.2%
 Ford Motor Co., 6.375%, 2/01/2029...............         2,665,000   1,838,850
 Ford Motor Credit Co., 7.375%, 10/28/2009.......           150,000     138,681
 General Motors Acceptance Corp., 5.625%,
   5/15/2009(b)..................................         2,500,000   2,377,900
 General Motors Acceptance Corp., 7.500%,
   12/01/2006.................................... NZD     1,500,000     895,878
                                                                    -----------
                                                                      5,251,309
                                                                    -----------
 Banking - 9.8%
 BAC Capital Trust VI, 5.625%, 3/08/2035......... USD     1,045,000     895,515
 Barclays Financial LLC, 4.060%, 9/16/2010, 144A. KRW   940,000,000     968,277
 Barclays Financial LLC, 4.100%, 3/22/2010, 144A. THB    71,000,000   1,741,530
 Barclays Financial LLC, 4.160%, 2/22/2010, 144A.        70,000,000   1,723,226
 Barclays Financial LLC, 4.460%, 9/23/2010, 144A. KRW 1,950,000,000   2,039,140
 BNP Paribas SA, Zero Coupon Bond, 6/13/2011,
   144A.......................................... IDR 7,484,000,000     475,353
 Citibank NA, 15.000%, 7/02/2010................. BRL     4,000,000   1,896,339
 FleetBoston Financial Corp., 7.375%, 12/01/2009. USD       175,000     184,239
 GMAC Australia, 6.500%, 8/10/2007............... AUD       450,000     320,949
 HSBC Bank USA, 3.310%, 8/25/2010, 144A..........         2,000,000   1,971,400
 J.P. Morgan Chase & Co.,
   Zero Coupon Bond, 5/17/2010, 144A............. BRL     8,035,000   2,136,307
 J.P. Morgan Chase & Co.,
   Zero Coupon Bond, 3/28/2011, 144A............. IDR 5,376,000,000     350,559
 J.P. Morgan Chase & Co.,
   Zero Coupon Bond, 3/28/2011, 144A.............     8,972,574,000     585,085
 J.P. Morgan Chase London,
   Zero Coupon Bond, 10/21/2010, 144A............     9,533,078,500     652,044
 Wachovia Corp., 3.500%, 8/15/2008............... USD       150,000     143,575
 Wells Fargo & Co., 6.375%, 8/01/2011(b).........           175,000     179,715
                                                                    -----------
                                                                     16,263,253
                                                                    -----------
 Beverages - 0.7%
 Cia Brasileira de Bebidas, 8.750%, 9/15/2013....         1,025,000   1,128,781
                                                                    -----------
 Chemicals - 0.5%
 Methanex Corp., 6.000%, 8/15/2015...............           980,000     912,293
                                                                    -----------
 Electric - 2.1%
 Commonwealth Edison Co., 4.700%, 4/15/2015......           555,000     504,903
 Commonwealth Edison Co., 4.750%, 12/01/2011(d)..            61,000      57,874
 Commonwealth Edison Co., 5.875%, 2/01/2033......         1,180,000   1,087,349
 Dominion Resources, Inc., 5.950%, 6/15/2035.....           385,000     345,182
 Empresa Nacional de Electricidad SA
   (Endesa-Chile), 7.875%, 2/01/2027.............         1,000,000   1,037,954
 MidAmerican Energy Holdings Co., 6.125%,
   4/01/2036, 144A...............................           445,000     415,977
                                                                    -----------
                                                                      3,449,239
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Principal
                                                           Amount    Value(+)
                                                          --------- -----------
 BONDS AND NOTES - continued

 Entertainment - 2.6%
 Time Warner, Inc., 6.625%, 5/15/2029................ USD   870,000 $   835,927
 Time Warner, Inc., 6.950%, 1/15/2028................       375,000     373,787
 Time Warner, Inc., 7.625%, 4/15/2031................       245,000     263,798
 Time Warner, Inc., 7.700%, 5/01/2032................       160,000     173,896
 Viacom, Inc., 6.875%, 4/30/2036.....................     2,710,000   2,615,315
                                                                    -----------
                                                                      4,262,723
                                                                    -----------
 Foreign Local Governments - 12.2%
 Province of Alberta, 5.000%, 12/16/2008............. CAD 2,000,000   1,809,979
 Province of Alberta, 5.930%, 9/16/2016..............       505,375     479,298
 Province of British Columbia, 5.250%, 12/01/2006....       600,000     539,043
 Province of British Columbia, 6.000%, 6/09/2008.....     3,175,000   2,920,158
 Province of British Columbia, 6.250%, 12/01/2009....       290,000     273,083
 Province of Manitoba, 5.750%, 6/02/2008.............     5,575,000   5,103,350
 Province of Ontario, 3.875%, 3/08/2008..............     6,800,000   6,018,941
 Province of Ontario, 5.700%, 12/01/2008.............     3,390,000   3,113,255
                                                                    -----------
                                                                     20,257,107
                                                                    -----------
 Government Agencies - 0.2%
 Federal National Mortgage Association, 5.000%,
   2/01/2018......................................... USD   163,208     157,545
 Federal National Mortgage Association, 5.500%,
   9/01/2016.........................................       120,599     118,583
 Federal National Mortgage Association, 6.000%,
   10/01/2028........................................        31,420      31,079
 Federal National Mortgage Association, 6.500%,
   2/01/2011.........................................        11,427      11,533
                                                                    -----------
                                                                        318,740
                                                                    -----------
 Government Owned--No Guarantee - 0.4%
 SLM Corp., 6.500%, 6/15/2010........................ NZD   970,000     582,878
                                                                    -----------
 Healthcare - 0.8%
 Columbia/HCA Healthcare Corp., 7.750%, 7/15/2036.... USD   250,000     232,306
 HCA, Inc., 5.750%, 3/15/2014........................     1,000,000     894,190
 HCA, Inc., 6.250%, 2/15/2013........................       150,000     140,065
 HCA, Inc., 7.050%, 12/01/2027.......................       100,000      87,580
                                                                    -----------
                                                                      1,354,141
                                                                    -----------
 Home Construction - 5.4%
 Centex Corp., 5.250%, 6/15/2015(b)..................       380,000     341,236
 Lennar Corp., 5.600%, 5/31/2015.....................     1,250,000   1,135,500
 Lennar Corp., 6.500%, 4/15/2016.....................       770,000     746,188
 Pulte Homes, Inc., 5.200%, 2/15/2015................     1,265,000   1,128,087
 Pulte Homes, Inc., 6.000%, 2/15/2035(b).............     3,340,000   2,788,482
 Pulte Homes, Inc., 6.375%, 5/15/2033................     1,455,000   1,257,101
 Toll Brothers Finance Corp., 5.150%, 5/15/2015(b)...     1,725,000   1,505,408
                                                                    -----------
                                                                      8,902,002
                                                                    -----------
 Independent/Energy - 0.0%
 XTO Energy, Inc., 6.100%, 4/01/2036.................        65,000      58,835
                                                                    -----------
 Integrated/Energy - 0.7%
 Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A..       500,000     447,500
 Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A...       700,000     658,000
                                                                    -----------
                                                                      1,105,500
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
 BONDS AND NOTES - continued
 Life Insurance - 1.5%
 ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A. SGD 4,200,000 $2,551,112
                                                                     ----------
 Media Cable - 2.5%
 Comcast Corp., 5.650%, 6/15/2035(b).................. USD 1,980,000  1,680,462
 Comcast Corp., 6.450%, 3/15/2037.....................     1,265,000  1,188,195
 Comcast Corp., 6.500%, 11/15/2035....................     1,420,000  1,340,439
                                                                     ----------
                                                                      4,209,096
                                                                     ----------
 Media Non-Cable - 1.8%
 Clear Channel Communications, Inc., 5.750%, 1/15/2013       250,000    234,606
 News America, Inc., 6.200%, 12/15/2034...............       950,000    862,116
 News America, Inc., 6.400%, 12/15/2035...............     1,980,000  1,831,312
                                                                     ----------
                                                                      2,928,034
                                                                     ----------
 Metals & Mining - 0.1%
 Alcan, Inc., 5.750%, 6/01/2035.......................        75,000     67,256
 Teck Cominco Ltd., 7.000%, 9/15/2012.................       100,000    104,003
                                                                     ----------
                                                                        171,259
                                                                     ----------
 Non-Captive Diversified - 2.7%
 CIT Group, Inc., 6.000%, 4/01/2036...................       925,000    847,661
 General Electric Capital Corp., 6.500%, 9/28/2015.... NZD 5,925,000  3,577,607
                                                                     ----------
                                                                      4,425,268
                                                                     ----------
 Oil Field Services - 0.2%
 Pecom Energia SA, 8.125%, 7/15/2010, 144A............ USD   332,000    335,320
                                                                     ----------
 Paper - 1.8%
 Georgia-Pacific Corp., (Timber Group), 7.250%,
   6/01/2028..........................................     1,500,000  1,327,500
 International Paper Co., 4.000%, 4/01/2010...........       500,000    467,808
 International Paper Co., 4.250%, 1/15/2009...........     1,000,000    961,040
 MacMillan Bloedel Ltd., 7.700%, 2/15/2026............       305,000    319,243
                                                                     ----------
                                                                      3,075,591
                                                                     ----------
 Pipelines - 1.1%
 El Paso Corp., 6.375%, 2/01/2009, 144A...............       125,000    122,813
 El Paso Corp., 6.750%, 5/15/2009(b)..................       250,000    246,875
 El Paso Corp., 6.950%, 6/01/2028, 144A...............       350,000    312,375
 El Paso Corp., 7.000%, 5/15/2011.....................     1,125,000  1,109,531
                                                                     ----------
                                                                      1,791,594
                                                                     ----------
 Property & Casualty Insurance - 0.8%
 Allstate Corp., 5.950%, 4/01/2036....................       470,000    431,919
 Marsh & McLennan, Inc., 5.875%, 8/01/2033............       900,000    781,661
 Progressive Corp., 7.000%, 10/01/2013................       150,000    158,618
                                                                     ----------
                                                                      1,372,198
                                                                     ----------
 Railroads - 0.6%
 Canadian Pacific Railway Ltd., 4.900%, 6/15/2010,
   144A............................................... CAD 1,000,000    893,120
 Missouri Pacific Railroad Co., 5.000%, 1/01/2045..... USD   190,000    142,233
                                                                     ----------
                                                                      1,035,353
                                                                     ----------
 Real Estate Investment Trusts - 2.0%
 Colonial Reality LP, 4.800%, 4/01/2011...............     1,840,000  1,726,500
 Colonial Reality LP, 5.500%, 10/01/2015..............       290,000    271,059

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount     Value(+)
                                                        ---------- -----------
 BONDS AND NOTES - continued
 Real Estate Investment Trusts - continued
 EOP Operating LP, 6.750%, 2/15/2012............... USD    250,000 $   257,958
 Highwoods Realty LP, 7.500%, 4/15/2018............      1,075,000   1,132,131
                                                                   -----------
                                                                     3,387,648
                                                                   -----------
 Retailers - 0.2%
 Target Corp., 5.875%, 3/01/2012...................        150,000     151,553
 Wal-Mart Stores, Inc., 6.875%, 8/10/2009..........        200,000     207,111
                                                                   -----------
                                                                       358,664
                                                                   -----------
 Sovereigns - 14.1%
 Canadian Government, 4.250%, 9/01/2008............ CAD 10,470,000   9,341,682
 Canadian Government, 4.500%, 9/01/2007............      4,070,000   3,646,812
 Canadian Government, Series WH31, 6.000%,
   6/01/2008.......................................      2,050,000   1,889,680
 Mexican Fixed Rate Bonds, 8.000%, 12/07/2023...... MXN 14,000,000   1,080,128
 Mexican Fixed Rate Bonds, 9.000%, 12/20/2012......     46,000,000   4,097,767
 Republic of South Africa, 12.500%, 12/21/2006..... ZAR  5,840,000     829,604
 Republic of South Africa, 13.000%, 8/31/2010......     10,135,000   1,628,215
 United Mexican States, 7.500%, 1/14/2012(b)....... USD    905,000     959,300
                                                                   -----------
                                                                    23,473,188
                                                                   -----------
 Supranational - 5.3%
 Inter-American Development Bank, Series EMTN,
   Zero Coupon Bond, 5/11/2009..................... BRL  9,000,000   2,734,198
 Inter-American Development Bank, Series EMTN,
   6.000%, 12/15/2017.............................. NZD 10,200,000   6,000,384
                                                                   -----------
                                                                     8,734,582
                                                                   -----------
 Technology - 0.8%
 Avnet, Inc., 6.000%, 9/01/2015.................... USD    700,000     662,683
 Hewlett-Packard Co., 3.625%, 3/15/2008............        150,000     145,064
 Motorola, Inc., 7.625%, 11/15/2010................         40,000      42,835
 Samsung Electronics Co. Ltd., 7.700%, 10/01/2027,
   144A............................................        500,000     512,117
                                                                   -----------
                                                                     1,362,699
                                                                   -----------
 Textile - 0.5%
 Kellwood Co., 7.625%, 10/15/2017..................      1,000,000     901,092
                                                                   -----------
 Tobacco Settlement Revenue - 0.7%
 Michigan Tobacco Settlement Finance Authority,
   7.309%, 6/01/2034...............................      1,110,000   1,108,946
                                                                   -----------
 Transportation Services - 2.1%
 American President Cos. Ltd., 8.000%, 1/15/2024(d)        100,000      89,252
 Atlas Air, Inc., 7.200%, 1/02/2019................         55,555      55,000
 Atlas Air, Inc., Series B, 7.680%, 1/02/2014......      3,429,237   3,394,945
                                                                   -----------
                                                                     3,539,197
                                                                   -----------
 Treasuries - 2.4%
 U.S. Treasury Bonds, 5.375%, 2/15/2031(b).........      3,915,000   3,982,596
                                                                   -----------
 Wireless - 2.7%
 America Movil SA de CV, 4.125%, 3/01/2009.........        500,000     474,208
 Telefonica Emisiones SAU, 7.045%, 6/20/2036.......      4,075,000   4,072,779
                                                                   -----------
                                                                     4,546,987
                                                                   -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount     Value(+)
                                                        --------- ------------
 BONDS AND NOTES - continued
 Wirelines - 5.3%
 AT&T Corp., 6.150%, 9/15/2034..................... USD   545,000 $    500,174
 AT&T Corp., 6.500%, 3/15/2029.....................     1,310,000    1,236,035
 BellSouth Corp., 6.000%, 11/15/2034...............     1,875,000    1,666,174
 GTE Corp., 6.940%, 4/15/2028......................        50,000       48,847
 New England Telephone & Telegraph, 7.875%,
   11/15/2029......................................       570,000      590,171
 Qwest Capital Funding, Inc., 6.500%, 11/15/2018...       500,000      440,000
 Verizon Communications, 5.850%, 9/15/2035.........     3,715,000    3,231,849
 Verizon Maryland, Inc., 5.125%, 6/15/2033.........       115,000       87,899
 Verizon New York, Inc., 7.375%, 4/01/2032(b)......       965,000      951,280
                                                                  ------------
                                                                     8,752,429
                                                                  ------------
 TOTAL NON-CONVERTIBLE BONDS (Identified Cost
   $150,773,105)...................................                152,037,228
                                                                  ------------
 CONVERTIBLE BONDS - 4.4%
 Banking - 2.1%
 Wells Fargo & Co., 4.899%, 5/01/2033(b)(e)........     3,460,000    3,455,675
                                                                  ------------
 Independent/Energy - 0.5%
 Devon Energy Corp., 4.900%, 8/15/2008.............       200,000      242,750
 Devon Energy Corp., 4.950%, 8/15/2008.............       500,000      606,875
                                                                  ------------
                                                                       849,625
                                                                  ------------
 Pharmaceuticals - 1.7%
 Bristol-Myers Squibb Co., 4.829%, 9/15/2023(e)....     2,800,000    2,794,764
 Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023...       125,000      109,688
                                                                  ------------
                                                                     2,904,452
                                                                  ------------
 Technology - 0.1%
 Maxtor Corp., 5.750%, 3/01/2012(d)................        65,000       59,800
 Richardson Electric Ltd., 7.750%, 12/15/2011,
   144A(b).........................................        44,000       39,600
                                                                  ------------
                                                                        99,400
                                                                  ------------
 Transportation Services - 0.0%
 Builders Transportation, Inc., 6.500%,
   5/01/2011(d)(g).................................       129,000           --
                                                                  ------------
 TOTAL CONVERTIBLE BONDS (Identified Cost
   $7,207,664).....................................                  7,309,152
                                                                  ------------
 TOTAL BONDS AND NOTES (Identified Cost
   $157,980,769)...................................                159,346,380
                                                                  ------------

                                                         Shares     Value(+)
                                                        --------- ------------
 PREFERRED STOCKS - 1.9%

 NON-CONVERTIBLE PREFERRED STOCKS - 0.2%
 Electric - 0.2%
 Connecticut Light & Power Co., 2.200%.............           263 $     10,356
 MDU Resources Group, Inc., 5.100%.................           500       49,969
 Public Service Electric & Gas Co., 4.080%(b)......           400       31,200

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Shares      Value(+)
                                                      ----------- ------------
PREFERRED STOCKS - continued
Electric - continued
San Diego Gas & Electric Co., 4.500%.................         100 $      1,700
Union Electric Co., 4.500%...........................       3,160      251,220
                                                                  ------------
                                                                       344,445
                                                                  ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $238,298).........................                  344,445
                                                                  ------------
CONVERTIBLE PREFERRED STOCKS - 1.7%
Consumer Products - 0.9%
Newell Financial Trust I, 5.250%, 12/01/2027.........      33,050    1,458,331
                                                                  ------------
Insurance - 0.8%
Travelers Property Casualty, 4.500%, 4/15/2032(b)....      52,700    1,292,204
                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $2,487,515).......................                2,750,535
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $2,725,813).......................                3,094,980
                                                                  ------------

                                                       Principal
                                                        Amount
                                                      -----------
SHORT-TERM INVESTMENTS - 8.5%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450% to
  be repurchased at $1,591,457 on 7/03/06
  collateralized by $1,455,000 U.S. Treasury Bond,
  6.250% due 8/15/2023 with a value of $1,627,138(c). $ 1,591,000    1,591,000
                                                                  ------------

                                                        Shares
                                                      -----------
State Street Securities Lending Quality Trust(f).....  12,583,700   12,583,700
                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $14,174,700)......................               14,174,700
                                                                  ------------
TOTAL INVESTMENTS - 106.2%
  (Identified Cost $174,881,282)(a)..................              176,616,060
  Other assets less liabilities--(6.2)%..............              (10,301,985)
                                                                  ------------
TOTAL NET ASSETS - 100.0%............................             $166,314,075
                                                                  ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities are not included for tax purposes):

       At June 30, 2006, the unrealized appreciation on investments based on cost of $175,517,456 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of
          value over tax cost............................. $ 6,446,964
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value.................................  (5,348,360)
                                                           -----------
        Net unrealized depreciation....................... $ 1,098,604
                                                           ===========

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $12,410,846 and $12,583,700, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d) Illiquid security. At June 30, 2006, these securities amounted to $206,926 or 0.12% of net assets.

(e)    Variable rate security. Rate as of June 30, 2006 is disclosed.

(f)    Represents investments of security lending collateral.

(g)    Non-income producing security due to default or bankruptcy filing.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $27,534,509 or 16.56% of total net assets.

       Key to Abbreviations AUD: Australian Dollar; BRL: Brazilian Real; CAD:
       Canadian Dollar; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN:
       Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Securitized Asset Fund

                                                           Principal
                                                            Amount    Value(+)
                                                           --------- ----------
 BONDS AND NOTES - 94.1% of Total Net Assets

 NON-CONVERTIBLE BONDS - 94.1%
 Asset-Backed Securities - 3.0%
 Countrywide Asset-Backed Certificates,
 Series 2004-S1, Class A3, 4.615%, 2/25/2035.............. $200,000  $  191,334
 Countrywide Asset-Backed Certificates,
 Series 2006-S1, Class A2, 5.549%, 8/25/2021..............  200,000     198,381
 Countrywide Asset-Backed Certificates,
 Series 2006-S3, Class A3, 6.287%, 6/25/2021..............  500,000     499,999
 Residential Asset Mortgage Products, Inc., 4.070%,
   7/25/2032..............................................  150,000     148,612
                                                                     ----------
                                                                      1,038,326
                                                                     ----------
 Auto Loan - 0.3%
 Nissan Auto Receivables Owner Trust,.....................
   Series 2005-A, 3.820%, 7/15/2010.......................  100,000      96,930
                                                                     ----------
 Commercial Mortgage-Backed Securities - 8.2%
 Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class A2, 5.165%, 9/10/2047.............  120,000     117,348
 Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class A4, 5.354%, 9/10/2047.............  189,000     180,595
 Bear Stearns Commercial Mortgage Securities,
   Series 2001, Class A2, 6.480%, 2/15/2035...............  175,000     179,757
 Bear Stearns Commercial Mortgage Securities,
   Series 2005-T18, Class A2, 4.556%, 2/13/2042...........  171,000     164,974
 Commercial Mortgage Pass Through Certificates,
   5.769%, 6/10/2046......................................  250,000     248,810
 Greenwich Capital Commercial Funding Corp.,
   5.117%, 4/10/2037......................................  120,000     117,222
 GS Mortgage Securities Corp. II, Class A,
   5.506%, 4/10/2038......................................  500,000     495,014
 GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A6, 5.396%, 8/10/2038...........  125,000     120,918
 JP Morgan Chase Commercial Mortgage Securities Corp.,
   Class A,...............................................
   5.862%, 4/15/2045......................................  450,000     451,935
 JP Morgan Chase Commercial Mortgage Securities Corp.
   Series.................................................
   2001-CIBC, Class A3, 6.260%, 3/15/2033.................  190,000     193,833
 LB UBS Commercial Mortgage Trust,........................
   Series 2005 C3, Class A3, 4.647%, 7/15/2030............  275,000     261,335
 Merrill Lynch/Countrywide Commercial Mortgage Trust,
   Class A, 5.910%, 6/12/2046.............................  250,000     251,289
 Morgan Stanley Capital I Inc., 4.890%, 6/12/2047(b)......   87,000      81,093
                                                                     ----------
                                                                      2,864,123
                                                                     ----------
 Hybrid Arms - 1.8%
 Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16, Class A2, 4.380%, 10/15/2041..........  100,000      95,962
 Wells Fargo Mortgage Backed Securities Trust,
   4.997%, 10/25/2035.....................................  542,084     532,090
                                                                     ----------
                                                                        628,052
                                                                     ----------
 Mortgage Related - 80.8%
 Federal Home Loan Mortgage Corp., 4.500%, 8/01/2020......   98,893      93,366
 Federal Home Loan Mortgage Corp., 4.500%, 3/01/2021(e)...  320,198     302,532
 Federal Home Loan Mortgage Corp., 4.500%, 10/01/2035.....  295,275     267,880

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Principal
                                                          Amount     Value(+)
                                                         ---------- ----------
 BONDS AND NOTES - continued

 Mortgage Related - continued
 Federal Home Loan Mortgage Corp., 4.500%, 11/01/2035... $  129,445 $  117,435
 Federal Home Loan Mortgage Corp., 5.000%, 7/01/2020....     85,095     82,029
 Federal Home Loan Mortgage Corp., 5.000%, 10/01/2020...    495,264    476,833
 Federal Home Loan Mortgage Corp., 5.000%, 3/01/2021....    196,879    189,502
 Federal Home Loan Mortgage Corp., 5.000%, 5/01/2021....    497,959    479,302
 Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035....    796,107    744,063
 Federal Home Loan Mortgage Corp., 5.000%, 9/01/2035....    991,948    927,101
 Federal Home Loan Mortgage Corp., 5.000%, 12/01/2035...    202,241    189,020
 Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036....    498,625    466,029
 Federal Home Loan Mortgage Corp., 5.000%, 3/01/2036(e).    503,049    469,837
 Federal Home Loan Mortgage Corp., 5.000%, 4/01/2036(e).    502,218    469,061
 Federal Home Loan Mortgage Corp., 5.000%,
   5/01/2036(b)(e)......................................  1,997,532  1,865,654
 Federal Home Loan Mortgage Corp., 5.000%, 6/01/2036....    750,000    700,485
 Federal Home Loan Mortgage Corp., (TBA),
 5.000%, 7/01/2036......................................    500,000    466,875
 Federal Home Loan Mortgage Corp., 5.500%, 3/01/2021....    118,699    116,440
 Federal Home Loan Mortgage Corp., 5.500%, 5/01/2021(e).    996,491    977,528
 Federal Home Loan Mortgage Corp., 5.500%, 5/01/2035(b).    589,310    566,395
 Federal Home Loan Mortgage Corp., 5.500%, 4/01/2036....    197,209    189,427
 Federal Home Loan Mortgage Corp., (TBA),
 5.500%, 7/01/2036......................................  1,000,000    960,312
 Federal Home Loan Mortgage Corp., 6.500%, 4/01/2036....    295,149    296,911
 Federal National Mortgage Association, 4.500%,
   4/01/2021............................................    198,322    187,449
 Federal National Mortgage Association,
   4.500%,10/01/2035(b).................................  1,000,000    906,583
 Federal National Mortgage Association, 4.500%,
   12/01/2035...........................................     99,742     90,425
 Federal National Mortgage Association, 5.000%,
   11/01/2020...........................................     99,183     95,553
 Federal National Mortgage Association, 5.000%,
   3/01/2021............................................    118,297    113,939
 Federal National Mortgage Association, 5.000%,
   4/01/2036............................................    498,783    466,549
 Federal National Mortgage Association, 5.500%,
   5/01/2035............................................    196,285    188,664
 Federal National Mortgage Association, 5.500%,
   12/01/2035...........................................    295,314    283,848
 Federal National Mortgage Association, 5.500%,
   2/01/2036............................................    202,227    194,248
 Federal National Mortgage Association, 5.500%,
   4/01/2036(e).........................................  1,789,611  1,719,309
 Federal National Mortgage Association, 5.500%,
   5/01/2036(e).........................................  1,246,765  1,197,570
 Federal National Mortgage Association, 5.500%,
   6/01/2036............................................    998,949    959,532
 Federal National Mortgage Association (TBA),
 5.500%, 7/01/2036......................................  1,250,000  1,200,390
 Federal National Mortgage Association (TBA),
 6.000%, 8/01/2021......................................  1,000,000  1,002,500
 Federal National Mortgage Association, 6.000%,
   10/01/2034...........................................    108,303    106,811
 Federal National Mortgage Association, 6.000%,
   3/01/2036............................................    113,316    111,549
 Federal National Mortgage Association, 6.000%,
   4/01/2036(e).........................................    847,604    834,386
 Federal National Mortgage Association, 6.000%,
   6/01/2036............................................    499,589    491,799
 Federal National Mortgage Association (TBA),...........
 6.000%, 7/01/2036......................................  1,000,000    984,062
 Federal National Mortgage Association, 6.500%,
   4/01/2036............................................    750,000    754,008
 Federal National Mortgage Association, 6.500%,
   5/01/2036(b).........................................  1,248,923  1,255,597
 Federal National Mortgage Association (TBA),
 6.500%, 7/01/2036......................................  1,000,000  1,005,000

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount      Value(+)
                                                        ---------- -----------
BONDS AND NOTES - continued

Mortgage Related - continued
Federal National Mortgage Association, 7.000%,
  6/01/2035............................................ $  500,000 $   511,582
Government National Mortgage Association,
  5.500%, 3/15/2036....................................    119,631     115,976
Government National Mortgage Association,
  5.500%, 12/15/2035...................................    459,853     445,935
Government National Mortgage Association,
  6.000%, 6/15/2036....................................    250,000     248,036
Government National Mortgage Association (TBA),
  6.500%, 7/01/2036....................................  1,200,000   1,214,626
                                                                   -----------
                                                                    28,099,943
                                                                   -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $33,037,312)........................             32,727,374
                                                                   -----------
TOTAL BONDS AND NOTES
  (Identified Cost $33,037,312)........................             32,727,374
                                                                   -----------
SHORT-TERM INVESTMENTS - 20.5%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450% to be
  repurchased at $2,868,825 on 7/03/06 collateralized
  by $2,620,000 U.S. Treasury Bond, 6.250% due
  8/15/2023 with a value of $2,929,967(d)..............  2,868,000   2,868,000
                                                                   -----------
United States Treasury Bill, 3.804%, 7/13/2006(b)(c)...  4,275,000   4,269,579
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $7,136,428).........................              7,137,579
                                                                   -----------
TOTAL INVESTMENTS - 114.6%
  (Identified Cost $40,173,740)(a).....................             39,864,953
  Other assets less liabilities--(14.6)%...............             (5,074,030)
                                                                   -----------
TOTAL NET ASSETS - 100.0%..............................            $34,790,923
                                                                   ===========
--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not a price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2006, the unrealized depreciation on investments based on cost of $40,173,740 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          over tax cost..................................... $  19,606
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value...................................  (328,393)
                                                             ---------
        Net unrealized depreciation......................... $(308,787)
                                                             =========

(b) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.

(c) Interest rate represents annualized yield at time of purchase; not a coupon rate.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the portfolio of investments.

TBA    To Be Announced.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Small Cap Value Fund


                                                            Shares   Value (+)
                                                            ------- -----------
 COMMON STOCKS- 94.9% of Total Net Assets

 Aerospace & Defense- 1.4%
 Ladish Co., Inc.(b)(c)....................................  86,625 $ 3,245,839
 Moog, Inc., Class A(b)(c)................................. 227,750   7,793,605
                                                                    -----------
                                                                     11,039,444
                                                                    -----------
 Automobiles - 0.3%
 Winnebago Industries, Inc.(b).............................  90,525   2,809,896
                                                                    -----------
 Building Products - 1.1%
 Griffon Corp.(b)(c)....................................... 249,575   6,513,908
 Lennox International, Inc.(b)............................. 103,025   2,728,102
                                                                    -----------
                                                                      9,242,010
                                                                    -----------
 Capital Markets - 0.3%
 Stifel Financial Corp.(b)(c)..............................  75,825   2,677,381
                                                                    -----------
 Chemicals - 2.7%
 Cytec Industries, Inc.(b)................................. 127,600   6,847,016
 FMC Corp.(b)..............................................  54,200   3,489,938
 MacDermid, Inc.(b)........................................ 143,075   4,120,560
 Minerals Technologies, Inc.(b)............................  55,775   2,900,300
 Spartech Corp.(b)......................................... 208,025   4,701,365
                                                                    -----------
                                                                     22,059,179
                                                                    -----------
 Commercial Banks - 10.3%
 Alabama National Bancorp(b)...............................  87,200   5,942,680
 Capital Corporation of the West(b)........................  67,800   2,169,600
 Centerstate Banks of Florida, Inc.(b)..................... 177,150   3,631,575
 Community Bancorp(b)(c)................................... 107,075   3,327,891
 CVB Financial Corp.(b).................................... 269,286   4,217,019
 East West Bancorp, Inc.................................... 179,075   6,788,733
 First Charter Corp........................................ 169,350   4,154,156
 First Midwest Bancorp, Inc.(b)............................ 192,575   7,140,681
 First State Bancorporation(b)............................. 213,727   5,082,428
 IBERIABANK Corp.(b)....................................... 116,119   6,681,487
 Independent Bank Corp.(b)................................. 113,200   2,977,160
 Midwest Banc Holdings, Inc.(b)............................ 102,000   2,269,500
 Pennsylvania Commerce Bancorp, Inc.(b)(c).................  94,100   3,011,200
 PrivateBankcorp, Inc.(b).................................. 156,800   6,493,088
 Seacoast Banking Corp. of Florida(b)...................... 154,175   4,105,680
 Signature Bank(b)(c)...................................... 197,775   6,403,954
 Sterling Bancshares, Inc.(b).............................. 178,175   3,340,781
 Texas Regional Bancshares, Inc., Class A(b)............... 145,867   5,531,277
                                                                    -----------
                                                                     83,268,890
                                                                    -----------
 Commercial Services & Supplies - 3.4%
 Adesa, Inc.(b)............................................ 125,375   2,788,340
 American Ecology Corp.(b).................................  76,000   2,014,000
 McGrath Rentcorp.(b)...................................... 245,125   6,816,926
 Navigant Consulting, Inc.(b)(c)........................... 280,100   6,344,265

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
 COMMON STOCKS- continued

 Commercial Services & Supplies - continued
 Rollins, Inc.(b).......................................... 199,425 $ 3,916,707
 Waste Connections, Inc.(b)(c)............................. 156,225   5,686,590
                                                                    -----------
                                                                     27,566,828
                                                                    -----------
 Communications Equipment - 4.0%
 ADTRAN, Inc............................................... 269,300   6,040,399
 Anaren, Inc.(b)(c)........................................ 161,050   3,299,915
 CommScope, Inc.(b)(c)..................................... 318,475  10,006,484
 Comtech Telecommunications Corp.(b)(c).................... 129,950   3,803,636
 Plantronics, Inc.(b)...................................... 141,500   3,142,715
 Polycom, Inc.(b)(c)....................................... 165,950   3,637,624
 Tekelec(b)(c)............................................. 200,300   2,473,705
                                                                    -----------
                                                                     32,404,478
                                                                    -----------
 Computers & Peripherals - 1.5%
 Electronics for Imaging, Inc.(b)(c)....................... 143,675   2,999,934
 Hutchinson Technology, Inc.(b)(c)......................... 122,325   2,645,890
 Imation Corp.(b)..........................................  83,225   3,416,386
 McDATA Corp., Class A(b)(c)............................... 743,575   3,033,786
                                                                    -----------
                                                                     12,095,996
                                                                    -----------
 Construction & Engineering - 1.4%
 Insituform Technologies, Inc., Class A(b)(c).............. 252,575   5,781,442
 Michael Baker Corp.(c)....................................  81,550   1,769,635
 Washington Group International, Inc.......................  73,925   3,943,159
                                                                    -----------
                                                                     11,494,236
                                                                    -----------
 Construction Materials - 1.0%
 Eagle Materials, Inc.(b)..................................  56,650   2,690,875
 Texas Industries, Inc.(b).................................  97,925   5,199,818
                                                                    -----------
                                                                      7,890,693
                                                                    -----------
 Consumer Finance - 3.2%
 Advanta Corp., Class B(b)................................. 251,430   9,038,908
 Dollar Financial Corp.(c)................................. 274,750   4,945,500
 First Cash Financial Services, Inc.(b)(c)................. 294,125   5,808,969
 United PanAm Financial Corp.(c)........................... 203,875   6,197,800
                                                                    -----------
                                                                     25,991,177
                                                                    -----------
 Diversified Consumer Services - 0.6%
 Vertrue, Inc.(b)(c)....................................... 105,650   4,546,120
 Diversified Financial Services - 1.1%.....................
   iShares Russell 2000 Value Index Fund(b)................ 101,850   7,370,885
 Medallion Financial Corp.(b).............................. 123,600   1,601,856
                                                                    -----------
                                                                      8,972,741
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
 COMMON STOCKS- continued

 Diversified Telecommunications Services - 0.8%
 Commonwealth Telephone Enterprises, Inc.(b)...............  68,875 $ 2,283,895
 Iowa Telecommunications Services, Inc.(b)................. 229,475   4,341,667
                                                                    -----------
                                                                      6,625,562
                                                                    -----------
 Electric Utilities - 0.9%
 ALLETE, Inc.(b)...........................................  69,808   3,305,409
 Portland General Electric Co.(b).......................... 144,225   3,601,298
                                                                    -----------
                                                                      6,906,707
                                                                    -----------
 Electrical Equipment - 3.0%
 AMETEK, Inc............................................... 126,225   5,980,540
 General Cable Corp.(b)(c)................................. 230,600   8,071,000
 II-VI, Inc.(b)(c)......................................... 369,100   6,754,530
 Lamson & Sessions Co. (The)(b)(c)......................... 126,900   3,598,884
                                                                    -----------
                                                                     24,404,954
                                                                    -----------
 Electronic Equipment & Instruments - 2.6%
 Anixter International, Inc.(b)............................ 122,375   5,807,917
 Cognex Corp.(b)...........................................  75,500   1,965,265
 Excel Technology, Inc.(b)(c).............................. 170,325   5,096,124
 Keithley Instruments, Inc.(b)............................. 218,200   2,777,686
 Rofin-Sinar Technologies Inc.(b)(c).......................  89,450   5,140,692
                                                                    -----------
                                                                     20,787,684
                                                                    -----------
 Energy Equipment & Services - 2.4%
 Carbo Ceramics, Inc.(b)...................................  92,800   4,559,264
 FMC Technologies, Inc.(b)(c).............................. 127,575   8,606,209
 Universal Compression Holdings, Inc.(b)(c)................  52,525   3,307,499
 Warrior Energy Service Corp.(c)........................... 114,750   2,791,868
                                                                    -----------
                                                                     19,264,840
                                                                    -----------
 Food & Staples Retailing - 1.2%
 Casey's General Stores, Inc.(b)........................... 150,725   3,769,632
 Smart & Final, Inc.(c).................................... 329,575   5,550,043
                                                                    -----------
                                                                      9,319,675
                                                                    -----------
 Food Products - 0.8%
 J & J Snack Foods Corp.(b)................................ 107,932   3,569,311
 Ralcorp Holdings, Inc.(b)(c)..............................  60,875   2,589,014
                                                                    -----------
                                                                      6,158,325
                                                                    -----------
 Gas Utilities - 2.2%
 ONEOK, Inc................................................ 133,600   4,547,744
 UGI Corp.(b).............................................. 541,175  13,323,728
                                                                    -----------
                                                                     17,871,472
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
 COMMON STOCKS - continued

 Healthcare Equipment & Supplies - 2.1%
 Arrow International, Inc.(b).............................. 123,275 $ 4,052,049
 Intermagnetics General Corp.(b)(c)........................ 214,612   5,790,232
 Symmetry Medical, Inc.(b)(c).............................. 168,350   2,592,590
 West Pharmaceutical Services, Inc.(b)..................... 116,350   4,221,178
                                                                    -----------
                                                                     16,656,049
                                                                    -----------
 Healthcare Providers & Services - 0.5%
 Healthspring, Inc.(c)..................................... 221,700   4,156,875
                                                                    -----------
 Hotels, Restaurants & Leisure - 2.3%
 Bob Evans Farms, Inc.(b).................................. 193,225   5,798,682
 CEC Entertainment, Inc.(c)................................ 148,200   4,760,184
 Morton's Restaurant Group, Inc.(b)(c)..................... 194,075   2,973,229
 Trump Entertainment Resorts, Inc.(b)(c)................... 238,875   4,813,331
                                                                    -----------
                                                                     18,345,426
                                                                    -----------
 Household Durables - 0.4%
 Sealy Corp.(c)............................................ 267,925   3,555,365
                                                                    -----------
 Insurance - 6.4%
 American Equity Investment Life Holding Co.(b)............ 465,900   4,966,494
 AmerUs Group Co.(b).......................................  59,625   3,491,044
 Delphi Financial Group, Inc.(b)........................... 216,188   7,860,577
 Endurance Specialty Holdings Ltd.(b)...................... 121,375   3,884,000
 KMG America Corp.(b)(c)................................... 317,675   2,817,777
 Midland Co. (The)(b)......................................  80,493   3,057,124
 National Financial Partners Corp.(b)...................... 150,500   6,668,655
 Navigators Group, Inc.(b)(c).............................. 119,500   5,236,490
 Protective Life Corp.(b)..................................  60,625   2,826,338
 RLI Corp.(b).............................................. 124,425   5,994,796
 United Fire & Casualty Co.(b)............................. 157,650   4,749,995
                                                                    -----------
                                                                     51,553,290
                                                                    -----------
 Internet & Catalog Retail - 0.7%
 Alloy, Inc.(b)(c)......................................... 286,773   3,008,249
 FTD Group, Inc.(b)(c)..................................... 169,275   2,285,212
                                                                    -----------
                                                                      5,293,461
                                                                    -----------
 Internet Software & Services - 0.5%
 Digitas, Inc.(b)(c)....................................... 335,925   3,903,449
                                                                    -----------
 IT Services - 2.0%
 Perot Systems Corp., Class A(b)(c)........................ 405,400   5,870,192
 Wright Express Corp.(b)(c)................................ 370,225  10,640,266
                                                                    -----------
                                                                     16,510,458
                                                                    -----------
 Machinery - 6.5%
 Actuant Corp., Class A(b)................................. 136,025   6,794,449

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
 COMMON STOCKS- continued

 Machinery - continued
 Albany International Corp., Class A(b).................... 204,050 $ 8,649,679
 Barnes Group, Inc.(b)..................................... 271,650   5,419,417
 Commercial Vehicle Group, Inc.(b)(c)...................... 187,600   3,879,568
 ESCO Technologies, Inc.(b)(c).............................  55,975   2,991,864
 Harsco Corp.(b)...........................................  76,775   5,985,379
 IDEX Corp.(b)............................................. 148,425   7,005,660
 Lincoln Electric Holdings, Inc.(b)........................  27,350   1,713,478
 Nordson Corp.(b).......................................... 101,525   4,993,000
 RBC Bearings, Inc.(b)(c).................................. 232,492   5,277,568
                                                                    -----------
                                                                     52,710,062
                                                                    -----------
 Marine - 0.8%
 American Commercial Lines, Inc.(b)(c)..................... 103,925   6,261,481
                                                                    -----------
 Media - 3.4%
 Harte-Hanks, Inc.......................................... 280,300   7,186,892
 John Wiley & Sons, Inc., Class A.......................... 162,225   5,385,870
 Journal Communications, Inc.(b)........................... 352,150   3,958,166
 Live Nation, Inc.(b)(c)................................... 401,550   8,175,558
 Valassis Communications, Inc.(b)(c)....................... 117,350   2,768,286
                                                                    -----------
                                                                     27,474,772
                                                                    -----------
 Metals & Mining - 2.0%
 Chaparral Steel Co.(b)(c)................................. 145,350  10,468,107
 Reliance Steel & Aluminum Co..............................  71,225   5,908,114
                                                                    -----------
                                                                     16,376,221
                                                                    -----------
 Multi-utilities & Unregulated Power - 1.0%
 NorthWestern Corp......................................... 228,850   7,860,998
                                                                    -----------
 Multiline Retail - 0.9%
 Big Lots, Inc.(b)(c)...................................... 145,275   2,481,297
 Dollar Tree Stores, Inc.(b)(c)............................ 120,425   3,191,263
 Tuesday Morning Corp.(b).................................. 114,300   1,503,045
                                                                    -----------
                                                                      7,175,605
                                                                    -----------
 Oil, Gas & Consumable Fuels - 2.7%
 Alpha Natural Resources, Inc.(b)(c)....................... 165,125   3,239,753
 ATP Oil & Gas Corp.(b)(c).................................  91,150   3,821,920
 Denbury Resources, Inc.(c)................................ 191,650   6,069,555
 Helix Energy Solutions Group, Inc.(b)(c).................. 123,600   4,988,496
 Remington Oil & Gas Corp.(b)(c)...........................  91,050   4,003,468
                                                                    -----------
                                                                     22,123,192
                                                                    -----------
 Pharmaceuticals - 0.4%
 Perrigo Co.(b)............................................ 200,475   3,227,648
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
 COMMON STOCKS- continued

 Real Estate - 6.2%
 BioMed Realty Trust, Inc. REIT(b)......................... 241,875 $ 7,241,737
 CBL & Associates Properties, Inc. REIT(b)................. 137,700   5,360,661
 Corporate Office Properties Trust REIT(b)................. 172,325   7,251,436
 First Potomac Realty Trust REIT (b)....................... 243,125   7,242,694
 Kite Realty Group Trust REIT(b)........................... 355,325   5,539,517
 LaSalle Hotel Properties REIT(b).......................... 169,925   7,867,527
 Newcastle Investment Corp. REIT(b)........................ 166,775   4,222,743
 Potlatch Corp. REIT(b)....................................  72,461   2,735,403
 Windrose Medical Properties Trust REIT (b)................ 189,050   2,760,130
                                                                    -----------
                                                                     50,221,848
                                                                    -----------
 Road & Rail - 2.8%
 Genesee & Wyoming, Inc., Class A(b)(c).................... 213,037   7,556,422
 Laidlaw International, Inc................................ 312,925   7,885,710
 Landstar System, Inc.(b)..................................  76,800   3,627,264
 Marten Transport Ltd.(b)(c)............................... 172,800   3,756,672
                                                                    -----------
                                                                     22,826,068
                                                                    -----------
 Semiconductors & Semiconductor Equipment - 3.1%
 Diodes, Inc.(b)(c)........................................ 113,950   4,722,088
 DSP Group, Inc.(c)........................................ 175,175   4,353,099
 Entegris, Inc.(b)(c)...................................... 590,150   5,624,130
 Fairchild Semiconductor International, Inc., Class A(b)(c) 366,450   6,658,396
 Integrated Device Technology, Inc.(b)(c).................. 275,900   3,912,262
                                                                    -----------
                                                                     25,269,975
                                                                    -----------
 Software - 1.7%
 Hyperion Solutions Corp.(b)(c)............................ 203,087   5,605,201
 MapInfo Corp.(b)(c)....................................... 242,625   3,166,256
 Progress Software Corp.(b)(c)............................. 101,200   2,369,092
 Quest Software, Inc.(b)(c)................................ 198,650   2,789,046
                                                                    -----------
                                                                     13,929,595
                                                                    -----------
 Specialty Retail - 0.8%
 Men's Wearhouse, Inc.(b)..................................  71,324   2,161,117
 Rent-A-Center, Inc.(b)(c)................................. 189,925   4,721,536
                                                                    -----------
                                                                      6,882,653
                                                                    -----------
 Textiles Apparel & Luxury Goods - 0.8%
 Fossil, Inc.(b)(c)........................................ 228,050   4,107,180
 Unifirst Corp/MA(b).......................................  71,025   2,450,363
                                                                    -----------
                                                                      6,557,543
                                                                    -----------
 Trading Companies & Distributors - 0.3%
 Electro Rent Corp.(b)(c).................................. 145,525   2,331,311
                                                                    -----------
 Water Utilities - 0.4%
 American States Water Co.(b)..............................  97,150   3,463,398
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                                   Value (+)
                                                                --------------
TOTAL COMMON STOCKS (Identified Cost $616,579,300)              $  768,065,031
                                                                --------------

                                                    Principal
                                                     Amount
                                                   ------------
SHORT-TERM INVESTMENTS - 30.4%

Commercial Paper - 5.4%
AIG Funding Inc., 3.750%, 7/03/2006 (d)........... $  3,453,000      3,452,280
San Paolo United States Financial Co., 3.750%
  7/30/2006 (d)...................................   40,312,000     40,303,602
                                                                --------------
                                                                    43,755,882
                                                                --------------

                                                     Shares
                                                   ------------
State Street Securities Lending Quality Trust (e).  201,861,096    201,861,096
                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (Identified Cost
  $245,616,978)...................................                 245,616,978
                                                                --------------
TOTAL INVESTMENTS - 125.3% (Identified Cost
  $862,196,278) (a)...............................               1,013,682,009
  Other assets less liabilities--(25.3)%..........                (204,733,290)
                                                                --------------
TOTAL NET ASSETS - 100.0%.........................              $  808,948,719
                                                                ==============
--------
(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and to return of capital included in dividends received from the Fund's investments in REIT's.):

       At June 30, 2006, the unrealized appreciation on investments based on cost of $862,196,278 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost........................................ $166,056,387
       Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value...........................................  (14,570,656)
                                                             ------------
       Net unrealized appreciation.......................... $151,485,731
                                                             ============

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $199,533,905 and $201,861,096 respectively.

(c)    Non-income producing security.

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

(e)    Represents investment of securities lending collateral.

REIT Real Estate Investment Trust.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Loomis Sayles Funds I

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  August 28, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  August 28, 2006